UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2013

ASG Diversifying Strategies Fund

ASG Global Alternatives Fund

ASG Managed Futures Strategy Fund

Portfolio Review page 1

Portfolio of Investments page  15

Financial Statements page 29

Notes to Financial Statements page 39

ASG DIVERSIFYING STRATEGIES FUND

Managers	Symbols
Andrew W. Lo, PhD	Class A DSFAX
Jeremiah H. Chafkin	Class C DSFCX
Philippe P. Lüdi, CFA, PhD	Class Y DSFYX
AlphaSimplex Group, LLC (Adviser)
Robert S. Rickard
Reich & Tang Asset Management, LLC (Subadviser)

Objective

Pursues an absolute return strategy that seeks to provide capital appreciation while maintaining a low or negative correlation over time with the returns of major equity indices.

Strategy

Seeks to generate positive absolute returns over time rather than track the performance of any particular index by using multiple quantitative investment models and strategies.

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Average Annual Total Returns — June 30, 20134

	6 Months	1 Year	Since Inception

Class A (Inception 8/3/09)
NAV	-6.56%	-8.88%	-0.62%
With 5.75% Maximum Sales Charge	-11.94	-14.10	-2.12

Class C (Inception 8/3/09)
NAV	-6.89	-9.45	-1.35
With CDSC[1]	-7.82	-10.36	-1.35

Class Y (Inception 8/3/09)
NAV	-6.41	-8.53	-0.38

Comparative Performance
3-Month LIBOR[2]	0.15	0.38	0.37
Barclay Fund of Funds IndexTM[3]	2.97	6.75	2.60

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	3-Month LIBOR, or the London Interbank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

3

The Barclay Fund of Funds Index™ is a measure of the average return of all Fund of Funds (“FoFs”) in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by Barclay Hedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index™ returns reported by the fund may differ from the index returns for the same period published by others. Benchmark since inception performance is calculated from 7/31/09.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ASG GLOBAL ALTERNATIVES FUND

Managers	Symbols
Andrew W. Lo, PhD	Class A GAFAX
Jeremiah H. Chafkin	Class C GAFCX
Peter A. Lee	Class N GAFNX
AlphaSimplex Group, LLC (Adviser)	Class Y GAFYX
Robert S. Rickard
Reich & Tang Asset Management, LLC (Subadviser)

Objective

Pursues an absolute return strategy that seeks capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds while maintaining less volatility than major equity indices.

Strategy

Seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments.

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Average Annual Total Returns — June 30, 20133

	6 Months	1 Year	Since Inception

Class A (Inception 9/30/08)
NAV	7.77%	14.80%	4.32%
With 5.75% Maximum Sales Charge	1.56	8.18	3.03

Class C (Inception 9/30/08)
NAV	7.42	13.93	3.56
With CDSC[1]	6.42	12.93	3.56

Class N (Inception 5/1/13)
NAV	—	—	0.63

Class Y (Inception 9/30/08)
NAV	7.98	15.07	4.59

Comparative Performance			Class A/C/Y Class N
Barclay Fund of Funds IndexTM[2]	2.97	6.75	0.94 -0.83

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Barclay Fund of Funds Index™ is a measure of the average return of all Fund of Funds (“FoFs”) in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by Barclay Hedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index™ returns reported by the fund may differ from the index returns for the same period published by others.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ASG MANAGED FUTURES STRATEGY FUND

Managers	Symbols
Andrew W. Lo, PhD	Class A AMFAX
Jeremiah H. Chafkin	Class C ASFCX
Robert W. Sinnott	Class Y ASFYX
AlphaSimplex Group, LLC (Adviser)
Robert S. Rickard
Reich & Tang Asset Management, LLC (Subadviser)

Objective

Pursues an absolute return strategy that seeks to provide capital appreciation.

Strategy

Seeks to generate positive absolute returns over time by using a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management.

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Average Annual Total Returns — June 30, 20133

	6 Months	1 Year	Since Inception

Class A (Inception 7/30/10)
NAV	3.84%	2.23%	1.69%
With 5.75% Maximum Sales Charge	-2.17	-3.68	-0.36

Class C (Inception 7/30/10)
NAV	3.45	1.53	0.91
With CDSC[1]	2.45	0.53	0.91

Class Y (Inception 7/30/10)
NAV	3.96	2.45	1.89

Comparative Performance
FTSE StableRisk Trend Composite Index[2]	-9.47	-18.21	-8.11

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	FTSE StableRisk Trend Composite Index is an unmanaged index based on a transparent trend-following strategy designed to provide long and/or short exposure to various asset classes at a targeted level of volatility.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived form third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available on the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2013 through June 30, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

ASG DIVERSIFYING STRATEGIES FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$934.40	$8.35
Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70
Class C
Actual	$1,000.00	$931.10	$11.92
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	$12.42
Class Y
Actual	$1,000.00	$935.90	$7.15
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement), including expenses of the Subsidiary (see Note 1 of Notes to Financial Statements) and interest expense: 1.74%, 2.49% and 1.49% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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ASG GLOBAL ALTERNATIVES FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013		EXPENSES PAID DURING PERIOD 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,077.70		$8.24	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86		$8.00	*
Class C
Actual	$1,000.00	$1,074.20		$12.09	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,013.14		$11.73	*
Class N
Actual	$1,000.00	$1,006.30	[2]	$2.18	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25		$6.61	*
Class Y
Actual	$1,000.00	$1,079.80		$7.01	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05		$6.80	*

*	Hypothetical expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement), including expenses of the Subsidiary (see Note 1 of Notes to Financial Statements) and interest expense: 1.60%, 2.35%, 1.32% and 1.36% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund's annualized expense ratio including expenses of the Subsidiary (see Note 1 of Notes to Financial Statements) and interest expense: 1.60%, 2.35% and 1.36%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on May 1, 2013. Actual expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) including expenses of the Subsidiary (see Note 1 of Notes to Financial Statements) and interest expense of 1.32%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

ASG MANAGED FUTURES STRATEGY FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,038.40	$8.74
Hypothetical (5% return before expenses)	$1,000.00	$1,016.22	$8.65
Class C
Actual	$1,000.00	$1,034.50	$12.51
Hypothetical (5% return before expenses)	$1,000.00	$1,012.50	$12.37
Class Y
Actual	$1,000.00	$1,039.60	$7.48
Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$7.40

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement), including expenses of the Subsidiary (see Note 1 of Notes to Financial Statements) and interest expense: 1.73%, 2.48% and 1.48% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING

ADVISORY AND SUB-ADVISORY AGREEMENTS

FOR THE FUNDS INCLUDED IN THIS REPORT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and sub-adviser (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also consider other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each

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Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review and Governance Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at their meeting held in June 2013. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis. The Board noted that, given the recent commencement of operations of each Fund, the Funds have a limited operating history upon which to evaluate their performance.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group median

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and/or category median for all periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement relative to its category; (3) that although the Fund’s performance lagged that of its relevant peer group for certain periods, performance was stronger when compared to the Fund’s relevant performance benchmark; and (4) that the Fund is meeting its target for volatility.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. The Trustees noted that management had instituted an expense cap for each Fund, and they considered the amounts waived or reimbursed by the adviser for each Fund whose current expenses are above the cap. The Trustees noted that the ASG Diversifying Strategies Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher fees. These factors included (1) that although the Fund’s advisory fee rate was above its peer group median, it is subject to an expense cap, which resulted in the reduction of the advisory fee; and (2) that the Fund’s net expense ratio was at or below the median of a peer group of funds.

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The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees noted that each of the Funds was subject to an expense cap. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the ASG Global Alternatives Fund has breakpoints in its advisory fee and that each of the Funds was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

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•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions and the benefits to NGAM Advisors of being able to offer “alternative” products in the Natixis family of funds. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2014.

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Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Diversifying Strategies Fund

Principal Amount	Description	Value (†)
Short-Term Investments — 80.9% of Net Assets
	Certificates of Deposit — 52.5%
$1,000,000	Canadian Imperial Bank, 0.030%, 7/01/2013	$1,000,000
2,500,000	BNP Paribas, 0.040%, 7/01/2013	2,500,000
2,500,000	Credit Agricole, 0.110%, 7/01/2013	2,500,000
2,500,000	National Bank of Kuwait, 0.120%, 7/03/2013	2,500,000
500,000	China Construction Bank Corp. (NY), 0.240%, 7/05/2013	500,000
2,500,000	Oversea-Chinese Banking Corp. Ltd., 0.200%, 7/08/2013(b)	2,500,020
2,500,000	Sumitomo Mitsui Trust, 0.350%, 7/11/2013(b)	2,500,145
2,500,000	Norinchukin Bank, 0.380%, 7/12/2013	2,500,195
2,800,000	National Australia Bank, 0.240%, 7/16/2013(b)	2,800,168
2,500,000	Bank of Montreal (IL), 0.150%, 7/23/2013	2,499,948
2,500,000	Industrial & Commercial Bank of China, 0.400%, 9/12/2013	2,500,790
2,500,000	Deutsche Bank A.G., 0.390%, 9/13/2013(b)	2,500,800
2,000,000	Mizuho Corporate Bank, 0.220%, 9/20/2013	1,999,906
3,000,000	Westpac Banking Corp. (NY), 0.323%, 11/06/2013(b)(c)	3,001,131
2,500,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.320%, 2/10/2014(b)	2,500,312
2,500,000	Bank of Nova Scotia (TX), 0.320%, 2/13/2014(b)	2,500,792
2,000,000	China Construction Bank Corp. (NY), 0.443%, 7/20/2015(c)(e)	2,000,000

		38,804,207

	Commercial Paper — 12.9%
2,500,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.210%, 7/18/2013(d)	2,499,752
2,000,000	Sinochem Co. Ltd., (Credit Support: ANZ Banking), 0.180%, 7/31/2013(d)	1,999,700
2,500,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.180%, 8/12/2013	2,500,125
2,500,000	Tennessee School Bond Authority, 0.180%, 8/13/2013	2,500,100

		9,499,677

	Financial Company Commercial Paper — 10.1%
2,500,000	General Electric Capital Corp., 0.200%, 7/15/2013(d)	2,499,918
2,500,000	Societe Generale North America, 0.430%, 10/08/2013(d)	2,497,875
2,500,000	United Overseas Bank Limited, 0.220%, 10/11/2013(d)	2,498,395

		7,496,188

	Other Notes — 5.4%
4,000,000	Wells Fargo, 0.322%, 7/18/2014(c)	4,000,648

	Total Short-Term Investments (Identified Cost $59,794,874)	59,800,720

	Total Investments — 80.9% (Identified Cost $59,794,874)(a)	59,800,720
	Other assets less liabilities — 19.1%	14,142,503

	Net Assets — 100.0%	$73,943,223

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

15  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Diversifying Strategies Fund – (continued)

(a)	Federal Tax Information:
	At June 30, 2013, the net unrealized appreciation on short-term investments based on a cost of $59,794,874 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,039
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(193)

	Net unrealized appreciation	$5,846

	Only short-term obligations purchased with an original or remaining maturity of more than sixty days are valued at other than amortized cost.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security payable on demand at par including accrued interest with thirty days notice.

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	9/18/2013	Australian Dollar	8,400,000	$7,638,807	$(85,088)
Sell	9/18/2013	Australian Dollar	5,400,000	4,910,661	196,984
Buy	9/18/2013	British Pound	3,500,000	5,320,611	(157,427)
Sell	9/18/2013	British Pound	4,562,500	6,935,797	85,086
Buy	9/18/2013	Canadian Dollar	3,800,000	3,606,448	9,132
Buy	9/18/2013	Canadian Dollar	2,000,000	1,898,131	(64,557)
Sell	9/18/2013	Canadian Dollar	6,000,000	5,694,392	80,586
Buy	9/18/2013	Euro	4,500,000	5,859,416	(143,911)
Sell	9/18/2013	Euro	6,250,000	8,138,078	68,179
Buy	9/18/2013	Japanese Yen	962,500,000	9,708,041	(129,661)
Sell	9/18/2013	Japanese Yen	387,500,000	3,908,432	178,754
Sell	9/18/2013	Japanese Yen	775,000,000	7,816,864	(708)
Buy	9/18/2013	New Zealand Dollar	4,100,000	3,159,817	(47,396)
Sell	9/18/2013	New Zealand Dollar	900,000	693,618	7,904
Buy	9/18/2013	Norwegian Krone	4,000,000	656,697	1,683
Buy	9/18/2013	Singapore Dollar	375,000	295,902	1,790
Buy	9/18/2013	Singapore Dollar	2,500,000	1,972,677	(27,885)
Sell	9/18/2013	Singapore Dollar	2,000,000	1,578,142	19,069
Sell	9/18/2013	Singapore Dollar	1,500,000	1,183,606	(6,633)
Buy	9/18/2013	Swedish Krona	16,000,000	2,381,751	(88,838)
Sell	9/18/2013	Swedish Krona	16,000,000	2,381,751	57,050
Buy	9/18/2013	Swiss Franc	2,625,000	2,781,043	(64,405)
Sell	9/18/2013	Swiss Franc	5,000,000	5,297,226	54,885
Buy	9/18/2013	Turkish Lira	300,000	153,670	1,830
Buy	9/18/2013	Turkish Lira	600,000	307,341	(8,323)
Sell	9/18/2013	Turkish Lira	600,000	307,341	4,695
Sell	9/18/2013	Turkish Lira	600,000	307,341	(685)

Total					$(57,890)

1 Counterparty is UBS AG.

See accompanying notes to financial statements.

|  16

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Diversifying Strategies Fund – (continued)

At June 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	7/19/2013	4	$359,047	$(7,185)
ASX SPI 200™	9/19/2013	16	1,744,595	37,954
E-mini Dow	9/20/2013	146	10,821,520	(30,940)
E-mini NASDAQ 100	9/20/2013	138	8,007,450	41,235
Euro Schatz	9/06/2013	138	19,822,806	27,725
FTSE/JSE Top 40 Index	9/19/2013	44	1,549,228	13,273
German Euro BOBL	9/06/2013	29	4,726,029	(23,260)
Mini-Russell 2000	9/20/2013	235	22,905,450	350,095
Nikkei 225™	9/12/2013	19	2,620,690	69,268
OMXS30®	7/19/2013	84	1,440,793	(12,153)
TOPIX	9/12/2013	5	570,175	9,579
2 Year U.S. Treasury Note	9/30/2013	139	30,580,000	(1,516)
3 Year Australia Government Bond	9/16/2013	52	5,193,510	(21,761)
5 Year U.S. Treasury Note	9/30/2013	42	5,083,969	27,062
10 Year Australia Government Bond	9/16/2013	235	25,444,291	194,822
10 Year Canada Government Bond	9/19/2013	380	47,481,031	(510,069)
10 Year U.S. Treasury Note	9/19/2013	194	24,553,125	143,125
30 Year U.S. Treasury Bond	9/19/2013	11	1,494,281	(29,844)

Total				$277,410

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	9/18/2013	40	$1,769,250	$(27,671)
Brent Crude Oil	7/16/2013	8	817,280	(21,180)
Copper LME	9/18/2013	4	675,100	8,115
Cotton	12/06/2013	28	1,176,140	(17,950)
Gasoline	7/31/2013	41	4,676,263	(95,537)
Light Sweet Crude Oil	7/22/2013	8	772,480	(5,030)
Nickel	9/18/2013	15	1,233,315	(37,395)
Soybean	11/14/2013	15	939,000	(14,100)
Soybean Meal	12/13/2013	158	5,909,200	(48,350)
Soybean Oil	12/13/2013	29	785,088	(28,854)
Zinc	9/18/2013	9	417,150	(5,922)

Total				$(293,874)

See accompanying notes to financial statements.

17  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Diversifying Strategies Fund – (continued)

At June 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
CAC 40®	7/19/2013	123	$5,979,042	$(5,083)
CBOE SPX Volatility Index	7/16/2013	118	2,129,900	233,900
DAX	9/20/2013	1	259,240	(293)
E-mini S&P 500®	9/20/2013	170	13,594,050	(253,125)
EURO STOXX 50®	9/20/2013	29	980,689	(16,570)
FTSE 100 Index	9/20/2013	8	749,706	(4,015)
FTSE MIB	9/20/2013	34	3,377,182	(11,930)
German Euro Bund	9/06/2013	87	16,026,220	(75,873)
Hang Seng Index®	7/30/2013	32	4,276,197	(154,666)
IBEX 35	7/19/2013	36	3,593,599	(21,417)
MSCI Singapore	7/30/2013	17	947,976	(18,414)
MSCI Taiwan Index	7/30/2013	99	2,767,050	(84,490)
S&P CNX Nifty Futures Index	7/25/2013	132	1,538,328	(52,511)
S&P/TSX 60 Index	9/19/2013	8	1,053,989	(15,214)
UK Long Gilt	9/26/2013	108	18,380,980	(54,450)
10 Year Japan Government Bond	9/10/2013	26	37,408,752	(73,100)

Total				$(607,251)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	9/18/2013	52	$2,300,025	$147,069
Cocoa	9/13/2013	35	757,400	(5,380)
Coffee	9/18/2013	81	3,657,150	34,744
Copper High Grade	9/26/2013	7	535,062	2,388
Copper LME	9/18/2013	7	1,181,425	62,806
Gas Oil	8/12/2013	4	350,900	(9,600)
Gold	8/28/2013	11	1,346,070	125,410
KC Wheat	9/13/2013	85	2,936,750	127,812
Natural Gas	7/29/2013	61	2,174,650	139,660
New York Harbor ULSD	7/31/2013	4	480,278	(1,457)
Nickel	9/18/2013	21	1,726,641	146,259
Silver	9/26/2013	11	1,070,850	(9,030)
Sugar	9/30/2013	194	3,676,378	34,171
Wheat	9/13/2013	93	3,058,538	148,737
Zinc	9/18/2013	21	973,350	29,990

Total				$973,579

2 Commodity futures are held by ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  18

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Diversifying Strategies Fund – (continued)

Industry Summary at June 30, 2013 (Unaudited)

Certificates of Deposit	52.5%
Commercial Paper	12.9
Financial Company Commercial Paper	10.1
Other Notes	5.4

Total Investments	80.9
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	19.1

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Short-Term Investments — 92.3% of Net Assets
	Certificates of Deposit — 65.3%
$32,000,000	BNP Paribas, 0.040%, 7/01/2013	$32,000,000
47,000,000	Credit Industriel et Commercial (NY), 0.050%, 7/01/2013	47,000,000
47,000,000	Credit Agricole, 0.110%, 7/01/2013	47,000,000
47,000,000	National Bank of Kuwait, 0.120%, 7/03/2013	47,000,000
20,000,000	China Construction Bank Corp. (NY), 0.240%, 7/05/2013	20,000,000
10,500,000	Oversea-Chinese Banking Corp. Ltd., 0.200%, 7/08/2013	10,500,084
17,000,000	Norinchukin Bank, 0.380%, 7/08/2013	17,000,952
40,000,000	Sumitomo Mitsui Trust, 0.350%, 7/11/2013(b)	40,002,320
23,000,000	Norinchukin Bank, 0.380%, 7/12/2013(b)	23,001,794
40,000,000	National Australia Bank, 0.240%, 7/16/2013	40,002,400
10,800,000	Rabobank Nederland (NY), 0.356%, 7/19/2013(c)	10,800,983
40,000,000	Bank of Montreal (IL), 0.150%, 7/23/2013	39,999,160
5,800,000	Rabobank Nederland (NY), 0.325%, 8/09/2013(c)	5,800,963
40,000,000	Industrial & Commercial Bank of China, 0.400%, 9/12/2013	40,012,640
40,000,000	Deutsche Bank A.G., 0.390%, 9/13/2013	40,012,800
40,000,000	Mizuho Corporate Bank, 0.220%, 9/20/2013	39,998,120
50,000,000	Westpac Banking Corp. (NY), 0.323%, 11/06/2013(b)(c)	50,018,850
40,000,000	Credit Suisse First Boston, 0.290%, 11/07/2013	40,004,400
20,000,000	Toronto Dominion Bank, 0.330%, 11/07/2013(b)	20,008,760
40,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.320%, 2/10/2014	40,005,000
40,000,000	Bank of Nova Scotia (TX), 0.320%, 2/13/2014(b)	40,012,680
25,000,000	China Construction Bank Corp. (NY), 0.443%, 7/20/2015(c)(e)	25,000,000

		715,181,906

	Financial Company Commercial Paper — 17.0%
40,000,000	General Electric Capital Corp., 0.230%, 7/15/2013(b)(d)	39,998,680
19,200,000	ICICI Bank Ltd., (Credit Support: Wells Fargo), 0.300%, 7/23/2013(b)(d)	19,197,811
47,000,000	Barclays U.S. Funding, 0.200%, 9/25/2013(d)	46,971,048
40,000,000	Societe Generale North America, 0.430%, 10/08/2013(b)(d)	39,966,000
40,000,000	United Overseas Bank Limited, 0.220%, 10/11/2013(d)	39,974,320

		186,107,859

	Commercial Paper — 5.9%
22,600,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.210%, 7/18/2013(d)	22,597,759
23,000,000	Sinochem Co. Ltd., (Credit Support: ANZ Banking), 0.180%, 7/31/2013(d)	22,996,550
19,000,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.180%, 8/12/2013	19,000,950

		64,595,259

	Other Notes — 4.1%
20,000,000	JPMorgan Chase Bank NA, Series 1, 0.354%, 7/07/2014(c)	19,997,200
25,000,000	Wells Fargo, 0.322%, 7/18/2014(c)	25,004,050

		45,001,250

	Total Short-Term Investments (Identified Cost $1,010,801,008)	1,010,886,274

	Total Investments — 92.3% (Identified Cost $1,010,801,008)(a)	1,010,886,274
	Other assets less liabilities — 7.7%	83,834,126

	Net Assets — 100.0%	$1,094,720,400

See accompanying notes to financial statements.

|  20

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Global Alternatives Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At June 30, 2013, the net unrealized appreciation on short-term investments based on a cost of $1,010,801,008 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$102,441
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,175)

	Net unrealized appreciation	$85,266

	Only short-term obligations purchased with an original or remaining maturity of more than sixty days are valued at other than amortized cost.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security payable on demand at par including accrued interest with thirty days notice.

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	9/18/2013	Australian Dollar	11,500,000	$10,457,890	$388,151
Buy	9/18/2013	British Pound	6,625,000	10,071,158	(164,216)
Sell	9/18/2013	Canadian Dollar	5,000,000	4,745,326	73,927
Buy	9/18/2013	Euro	15,625,000	20,345,196	(85,694)
Sell	9/18/2013	Euro	19,125,000	24,902,520	287,783
Buy	9/18/2013	Japanese Yen	1,362,500,000	13,742,551	(144,227)
Sell	9/18/2013	Japanese Yen	4,987,500,000	50,305,303	772,058
Sell	9/18/2013	Japanese Yen	10,387,500,000	104,771,195	(9,492)
Buy	9/18/2013	Swedish Krona	90,000,000	13,397,350	(232,955)
Buy	9/18/2013	Swiss Franc	7,250,000	7,680,977	(49,948)

Total					$835,387

1 Counterparty is UBS AG.

See accompanying notes to financial statements.

21  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Global Alternatives Fund – (continued)

At June 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	9/20/2013	321	$83,215,963	$(1,613,557)
E-mini S&P 500®	9/20/2013	2,779	222,222,735	(3,592,697)
Eurodollar	3/17/2014	5,667	1,410,657,975	(688,000)
FTSE 100 Index	9/20/2013	658	61,663,356	(942,365)
German Euro Bund	9/06/2013	270	49,736,546	(570,044)
Hang Seng Index®	7/30/2013	133	17,772,945	775,943
TOPIX	9/12/2013	808	92,140,351	2,450,050
UK Long Gilt	9/26/2013	132	22,465,642	(989,773)
10 Year Japan Government Bond	9/10/2013	157	225,891,309	385,057
10 Year U.S. Treasury Note	9/19/2013	339	42,904,687	481,359

Total				$(4,304,027)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	7/16/2013	71	$7,253,360	$(51,830)
Gas Oil	8/12/2013	57	5,000,325	(89,775)
Light Sweet Crude Oil	7/22/2013	56	5,407,360	31,900
Natural Gas	7/29/2013	34	1,212,100	(123,080)
New York Harbor ULSD	7/31/2013	4	480,278	(19,303)

Total				$(252,088)

At June 30, 2013, open short futures contracts were as follows:

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	9/18/2013	5	$221,156	$27,094
Copper LME	9/18/2013	56	9,451,400	1,048,600
Gold	8/28/2013	473	57,881,010	4,234,430
Nickel	9/18/2013	95	7,810,995	979,830
Zinc	9/18/2013	2	92,700	5,887

Total				$6,295,841

2 Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  22

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Global Alternatives Fund – (continued)

Investment Summary at June 30, 2013 (Unaudited)

Certificates of Deposit	65.3%
Financial Company Commercial Paper	17.0
Commercial Paper	5.9
Other Notes	4.1

Total Investments	92.3
Other assets less liabilities (including open forward foreign currency and futures contracts)	7.7

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments — 89.1% of Net Assets
	Certificates of Deposit — 60.8%
$16,300,000	BNP Paribas, 0.040%, 7/01/2013	$16,300,000
30,000,000	Credit Industriel et Commercial (NY), 0.050%, 7/01/2013	30,000,000
30,000,000	Credit Agricole, 0.110%, 7/01/2013	30,000,000
30,000,000	National Bank of Kuwait, 0.120%, 7/03/2013	30,000,000
15,000,000	China Construction Bank Corp. (NY), 0.240%, 7/05/2013	15,000,000
10,000,000	Oversea-Chinese Banking Corp. Ltd., 0.200%, 7/08/2013(b)	10,000,080
15,000,000	Norinchukin Bank, 0.380%, 7/08/2013(b)	15,000,840
25,000,000	Sumitomo Mitsui Trust, 0.350%, 7/11/2013(b)	25,001,450
10,000,000	Norinchukin Bank, 0.380%, 7/12/2013(b)	10,000,780
25,000,000	National Australia Bank, 0.240%, 7/16/2013	25,001,500
28,000,000	Bank of Montreal (IL), 0.150%, 7/23/2013	27,999,412
25,000,000	Industrial & Commercial Bank of China, 0.400%, 9/12/2013	25,007,900
25,000,000	Deutsche Bank A.G., 0.390%, 9/13/2013	25,008,000
30,000,000	Mizuho Corporate Bank, 0.220%, 9/20/2013	29,998,590
25,050,000	Westpac Banking Corp. (NY), 0.323%, 11/06/2013(b)(c)	25,059,444
25,000,000	Credit Suisse First Boston, 0.290%, 11/07/2013	25,002,750
15,000,000	Toronto Dominion Bank, 0.330%, 11/07/2013(b)	15,006,570
25,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.320%, 2/10/2014(b)	25,003,125
25,000,000	Bank of Nova Scotia (TX), 0.320%, 2/13/2014(b)	25,007,925
15,000,000	China Construction Bank Corp. (NY), 0.443%, 7/20/2015(c)(e)	15,000,000

		444,398,366

	Financial Company Commercial Paper — 15.0%
25,000,000	General Electric Capital Corp., 0.230%, 7/15/2013(d)	24,999,175
30,000,000	Barclays U.S. Funding, 0.200%, 9/25/2013(d)	29,981,520
25,000,000	Societe Generale North America, 0.430%, 10/08/2013(d)	24,978,750
30,000,000	United Overseas Bank Limited, 0.220%, 10/11/2013(d)	29,980,740

		109,940,185

	Commercial Paper — 10.6%
22,800,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.210%, 7/18/2013(d)	22,797,739
22,000,000	Sinochem Co. Ltd., (Credit Support: ANZ Banking), 0.180%, 7/31/2013(d)	21,996,700
20,800,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.180%, 8/12/2013	20,801,040
11,511,000	Tennessee School Bond Authority, 0.180%, 8/13/2013	11,511,460

		77,106,939

	Other Notes — 2.7%
5,000,000	JPMorgan Chase Bank NA, Series 1, 0.354%, 7/07/2014(c)	4,999,300
15,000,000	Wells Fargo, 0.322%, 7/18/2014(c)	15,002,430

		20,001,730

	Total Short-Term Investments (Identified Cost $651,391,827)	651,447,220

	Total Investments — 89.1% (Identified Cost $651,391,827)(a)	651,447,220
	Other assets less liabilities — 10.9%	79,309,518

	Net Assets — 100.0%	$730,756,738

See accompanying notes to financial statements.

|  24

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At June 30, 2013, the net unrealized appreciation on short-term investments based on a cost of $651,391,827 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$62,798
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,405)

	Net unrealized appreciation	$55,393

	Only short-term obligations purchased with an original or remaining maturity of more than sixty days are valued at other than amortized cost.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security payable on demand at par including accrued interest with thirty days notice.

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	9/18/2013	Australian Dollar	31,900,000	$29,009,278	$714,938
Buy	9/18/2013	British Pound	11,250,000	17,101,966	(475,033)
Sell	9/18/2013	British Pound	16,500,000	25,082,883	367,416
Sell	9/18/2013	Canadian Dollar	40,600,000	38,532,051	411,621
Sell	9/18/2013	Canadian Dollar	10,700,000	10,154,999	(28,012)
Buy	9/18/2013	Euro	25,500,000	33,203,360	(692,098)
Sell	9/18/2013	Euro	4,625,000	6,022,178	69,595
Buy	9/18/2013	Japanese Yen	1,350,000,000	13,616,473	(502,744)
Sell	9/18/2013	Japanese Yen	500,000,000	5,043,138	89,484
Sell	9/18/2013	Japanese Yen	1,300,000,000	13,112,159	(1,188)
Sell	9/18/2013	New Zealand Dollar	28,900,000	22,272,855	206,672
Buy	9/18/2013	Norwegian Krone	80,000,000	13,133,943	(740,264)
Sell	9/18/2013	Norwegian Krone	112,000,000	18,387,520	679,648
Sell	9/18/2013	Norwegian Krone	164,000,000	26,924,583	(107,617)
Buy	9/18/2013	Singapore Dollar	22,125,000	17,458,196	(221,433)
Sell	9/18/2013	Singapore Dollar	31,875,000	25,151,638	396,802
Sell	9/18/2013	Singapore Dollar	30,375,000	23,968,031	(137,773)
Buy	9/18/2013	Swedish Krona	52,000,000	7,740,691	(251,312)
Sell	9/18/2013	Swedish Krona	70,000,000	10,420,161	142,013
Sell	9/18/2013	Swedish Krona	60,000,000	8,931,567	(39,111)
Buy	9/18/2013	Swiss Franc	21,750,000	23,042,931	(491,596)
Sell	9/18/2013	Swiss Franc	13,625,000	14,434,939	93,869
Sell	9/18/2013	Turkish Lira	35,400,000	18,133,106	179,372
Sell	9/18/2013	Turkish Lira	27,300,000	13,984,006	(107,675)

Total					$(444,426)

1 Counterparty is UBS AG.

See accompanying notes to financial statements.

25  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

At June 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	7/19/2013	241	$21,632,581	$(432,903)
ASX SPI 200™	9/19/2013	118	12,866,391	24,281
CAC 40®	7/19/2013	421	20,464,851	(433,436)
DAX	9/20/2013	105	27,220,175	(828,239)
E-mini Dow	9/20/2013	518	38,394,160	(795,015)
E-mini NASDAQ 100	9/20/2013	552	32,029,800	(786,888)
E-mini S&P 500®	9/20/2013	374	29,906,910	(615,420)
EURO STOXX 50®	9/20/2013	702	23,739,431	(840,657)
Eurodollar	3/17/2014	465	115,750,125	(87,187)
FTSE 100 Index	9/20/2013	205	19,211,228	(484,841)
FTSE MIB	9/20/2013	107	10,628,189	(649,725)
FTSE/JSE Top 40 Index	9/19/2013	417	14,682,460	(587,636)
German Euro BOBL	9/06/2013	299	48,726,987	(326,922)
German Euro Bund	9/06/2013	155	28,552,462	(326,844)
Hang Seng Index®	7/30/2013	19	2,538,992	110,849
IBEX 35	7/19/2013	78	7,786,131	(409,262)
Mini-Russell 2000	9/20/2013	318	30,995,460	(216,020)
MSCI Singapore	7/30/2013	222	12,379,456	409,846
MSCI Taiwan Index	7/30/2013	487	13,611,650	491,870
Nikkei 225™	9/12/2013	74	10,206,896	162,654
OMXS30®	7/19/2013	1,419	24,339,105	(867,617)
S&P/TSX 60 Index	9/19/2013	78	10,276,391	(117,897)
TOPIX	9/12/2013	138	15,736,842	526,356

Total				$(7,080,653)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	9/18/2013	132	$5,838,525	$(659,670)
Brent Crude Oil	7/16/2013	131	13,382,960	(312,730)
Copper LME	9/18/2013	22	3,713,050	(265,183)
Gas Oil	8/12/2013	139	12,193,775	5,250
Gasoline	7/31/2013	78	8,896,306	(507,780)
Light Sweet Crude Oil	7/22/2013	203	19,601,680	(248,230)
New York Harbor ULSD	7/31/2013	39	4,682,714	(188,206)
Soybean	11/14/2013	297	18,592,200	(125,850)
Soybean Meal	12/13/2013	435	16,269,000	(395,420)
Zinc	9/18/2013	121	5,608,350	(112,742)

Total				$(2,810,561)

See accompanying notes to financial statements.

|  26

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

At June 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Euribor	3/17/2014	452	$146,475,979	$(175,885)
Euro Schatz	9/06/2013	1,492	214,316,139	(261,365)
S&P CNX Nifty Futures Index	7/25/2013	306	3,566,124	(124,330)
Sterling	3/19/2014	2,177	411,073,958	224,758
UK Long Gilt	9/26/2013	273	46,463,032	232,979
2 Year U.S. Treasury Note	9/30/2013	55	12,100,000	(19,766)
3 Year Australia Government Bond	9/16/2013	356	35,555,568	(45,911)
5 Year U.S. Treasury Note	9/30/2013	605	73,233,359	(32,195)
10 Year Australia Government Bond	9/16/2013	206	22,304,357	322,833
10 Year Canada Government Bond	9/19/2013	401	50,104,982	539,270
10 Year Japan Government Bond	9/10/2013	4	5,755,193	2,017
10 Year U.S. Treasury Note	9/19/2013	378	47,840,625	173,141
30 Year U.S. Treasury Bond	9/19/2013	189	25,674,469	108,406

Total				$943,952

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	9/18/2013	935	$41,356,219	$1,767,168
Cocoa	9/13/2013	348	7,530,720	(4,870)
Coffee	9/18/2013	256	11,558,400	399,881
Copper High Grade	9/26/2013	237	18,115,687	539,625
Copper LME	9/18/2013	135	22,784,625	829,339
Corn	12/13/2013	33	843,150	56,025
Cotton	12/06/2013	15	630,075	—
Gold	8/28/2013	178	21,781,860	2,106,600
KC Wheat	9/13/2013	459	15,858,450	653,413
Live Cattle	8/30/2013	306	14,935,860	(414,440)
Natural Gas	7/29/2013	21	748,650	28,440
Nickel	9/18/2013	173	14,224,233	1,157,159
Silver	9/26/2013	174	16,938,900	87,355
Soybean Oil	12/13/2013	982	26,584,704	764,880
Sugar	9/30/2013	539	10,214,266	47,790
Wheat	9/13/2013	473	15,555,787	697,750
Zinc	9/18/2013	496	22,989,600	508,372

Total				$9,224,487

2 Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

27  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Investment Summary at June 30, 2013 (Unaudited)

Certificates of Deposit	60.8%
Financial Company Commercial Paper	15.0
Commercial Paper	10.6
Other Notes	2.7

Total Investments	89.1
Other assets less liabilities (including open forward foreign currency and futures contracts)	10.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	ASG Diversifying Strategies Fund (Consolidated*)	ASG Global Alternatives Fund (Consolidated*)	ASG Managed Futures Strategy Fund (Consolidated*)
ASSETS
Investments at cost	$59,794,874	$1,010,801,008	$651,391,827
Net unrealized appreciation	5,846	85,266	55,393

Investments at value	59,800,720	1,010,886,274	651,447,220
Cash	3,948,150	31,050,087	12,855,135
Due from brokers (including variation margin on futures contracts) (Note 2)	10,144,358	43,198,849	65,715,375
Receivable for Fund shares sold	306,936	8,960,024	2,394,422
Interest receivable	23,954	425,818	268,490
Unrealized appreciation on forward foreign currency contracts (Note 2)	767,627	1,521,919	3,351,430
Unrealized appreciation on futures contracts (Note 2)	2,155,199	10,420,150	12,978,307

TOTAL ASSETS	77,146,944	1,106,463,121	749,010,379

LIABILITIES
Payable for Fund shares redeemed	349,835	1,097,185	795,732
Unrealized depreciation on forward foreign currency contracts (Note 2)	825,517	686,532	3,795,856
Unrealized depreciation on futures contracts (Note 2)	1,805,335	8,680,424	12,701,082
Management fees payable (Note 6)	53,931	1,000,911	729,043
Deferred Trustees’ fees (Note 6)	38,083	61,450	31,662
Administrative fees payable (Note 6)	13,102	49,445	38,220
Payable to distributor (Note 6d)	1,376	10,499	10,729
Other accounts payable and accrued expenses	116,542	156,275	151,317

TOTAL LIABILITIES	3,203,721	11,742,721	18,253,641

NET ASSETS	$73,943,223	$1,094,720,400	$730,756,738

NET ASSETS CONSIST OF:
Paid-in capital	$151,037,378	$1,040,511,390	$837,138,474
Distributions in excess of net investment income/Accumulated net investment (loss)	(5,026,600)	(7,523,099)	(9,659,028)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(72,388,855)	59,072,314	(96,625,255)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	321,300	2,659,795	(97,453)

NET ASSETS	$73,943,223	$1,094,720,400	$730,756,738

See accompanying notes to financial statements.

29  |

Statements of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	ASG Diversifying Strategies Fund (Consolidated*)	ASG Global Alternatives Fund (Consolidated*)		ASG Managed Futures Strategy Fund (Consolidated*)
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$25,836,144	$118,348,617		$130,893,343

Shares of beneficial interest	3,071,324	10,571,975		13,836,500

Net asset value and redemption price per share	$8.41	$11.19		$9.46

Offering price per share (100/94.25 of net asset value) (Note 1)	$8.92	$11.87		$10.04

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$6,347,458	$68,945,604		$18,436,055

Shares of beneficial interest	770,810	6,353,761		1,983,124

Net asset value and offering price per share	$8.23	$10.85		$9.30

Class N shares:
Net assets	$—	$1,006		$—

Shares of beneficial interest	—	89		—

Net asset value, offering and redemption price per share	$—	$11.27	**	$—

Class Y shares:
Net assets	$41,759,621	$907,425,173		$581,427,340

Shares of beneficial interest	4,933,424	80,508,707		61,440,745

Net asset value, offering and redemption price per share	$8.46	$11.27		$9.46

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	Net asset value calculations reflect fractional shares and dollar amounts.

See accompanying notes to financial statements.

|  30

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	ASG Diversifying Strategies Fund (Consolidated*)	ASG Global Alternatives Fund (Consolidated*)	ASG Managed Futures Strategy Fund (Consolidated*)
INVESTMENT INCOME
Interest	$123,288	$1,343,781	$836,916

Expenses
Management fees (Note 6)	708,307	6,626,822	4,696,935
Service and distribution fees (Note 6)	91,620	488,525	271,675
Administrative fees (Note 6)	55,566	284,621	202,651
Trustees’ and directors’ fees and expenses (Note 6)	17,689	27,311	22,858
Transfer agent fees and expenses (Note 6)	93,216	540,250	540,749
Audit and tax services fees	33,080	33,125	31,458
Custodian fees and expenses	33,942	35,082	42,549
Interest expense (Note 10)	24,189	113,383	126,954
Legal fees	1,207	12,393	5,888
Registration fees	41,837	50,826	84,572
Shareholder reporting expenses	21,494	68,712	70,594
Miscellaneous expenses	6,582	17,294	12,551

Total expenses	1,128,729	8,298,344	6,109,434
Less waiver and/or expense reimbursement (Note 6)	(191,064)	(3)	(262,361)

Net expenses	937,665	8,298,341	5,847,073

Net investment loss	(814,377)	(6,954,560)	(5,010,157)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	17,533	105,989	69,438
Futures contracts	(4,176,865)	82,066,403	48,684,071
Foreign currency transactions	(1,734,812)	13,827,728	(5,317,702)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,025)	20,353	9,644
Futures contracts	789,865	3,784,810	(6,537,948)
Foreign currency translations	(111,123)	(804,921)	(2,726,797)

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(5,218,427)	99,000,362	34,180,706

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,032,804)	$92,045,802	$29,170,549

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

31  |

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|  32

Statements of Changes in Net Assets

	ASG Diversifying Strategies Fund (Consolidated*)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment loss	$(814,377)	$(4,390,794)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(5,894,144)	(17,414,102)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	675,717	(3,996,397)

Net increase (decrease) in net assets resulting from operations	(6,032,804)	(25,801,293)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	—
Class C	—	—
Class Y	—	—
Net realized capital gains
Class A	—	—
Class C	—	—
Class Y	—	—

Total distributions	—	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(97,579,427)	(201,127,836)

Net increase (decrease) in net assets	(103,612,231)	(226,929,129)
NET ASSETS
Beginning of the period	177,555,454	404,484,583

End of the period	$73,943,223	$177,555,454

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME/ACCUMULATED NET INVESTMENT (LOSS)	$(5,026,600)	$(4,212,223)

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

33  |

Statements of Changes in Net Assets (continued)

ASG Global Alternatives Fund (Consolidated*)		ASG Managed Futures Strategy Fund (Consolidated*)
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$(6,954,560)	$(16,883,133)	$(5,010,157)	$(10,805,294)
96,000,120	60,573,679	43,435,807	(82,772,425)
3,000,242	(5,810,730)	(9,255,101)	(3,282,864)

92,045,802	37,879,816	29,170,549	(96,860,583)

(193,099)	—	—	(1,688,047)
—	—	—	(154,596)
(6,293,231)	—	—	(6,746,855)

(2,349,033)	—	—	—
(1,432,972)	—	—	—
(21,354,020)	—	—	—

(31,622,355)	—	—	(8,589,498)

(165,382,117)	(283,005,886)	(59,046,332)	118,979,815

(104,958,670)	(245,126,070)	(29,875,783)	13,529,734

1,199,679,070	1,444,805,140	760,632,521	747,102,787

$1,094,720,400	$1,199,679,070	$730,756,738	$760,632,521

$(7,523,099)	$5,917,791	$(9,659,028)	$(4,648,871)

See accompanying notes to financial statements.

|  34

Financial Highlights

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions
ASG DIVERSIFYING STRATEGIES FUND (CONSOLIDATED*)
Class A
6/30/2013(h)	$9.00	$(0.07)	$(0.52)	$(0.59)	$—	$—	$—
12/31/2012	9.75	(0.14)	(0.61)	(0.75)	—	—	—
12/31/2011	10.45	(0.15)	(0.14)	(0.29)	(0.41)	—	(0.41)
12/31/2010	10.19	(0.16)	1.02 (i)	0.86	(0.15)	(0.45)	(0.60)
12/31/2009(j)	10.00	(0.07)	0.80	0.73	(0.10)	(0.44)	(0.54)
Class C
6/30/2013(h)	8.85	(0.10)	(0.52)	(0.62)	—	—	—
12/31/2012	9.65	(0.21)	(0.59)	(0.80)	—	—	—
12/31/2011	10.34	(0.23)	(0.12)	(0.35)	(0.34)	—	(0.34)
12/31/2010	10.16	(0.24)	1.01 (i)	0.77	(0.14)	(0.45)	(0.59)
12/31/2009(j)	10.00	(0.10)	0.79	0.69	(0.09)	(0.44)	(0.53)
Class Y
6/30/2013(h)	9.05	(0.06)	(0.53)	(0.59)	—	—	—
12/31/2012	9.77	(0.12)	(0.60)	(0.72)	—	—	—
12/31/2011	10.46	(0.13)	(0.13)	(0.26)	(0.43)	—	(0.43)
12/31/2010	10.19	(0.13)	1.01 (i)	0.88	(0.16)	(0.45)	(0.61)
12/31/2009(j)	10.00	(0.05)	0.78	0.73	(0.10)	(0.44)	(0.54)
ASG GLOBAL ALTERNATIVES FUND (CONSOLIDATED*)
Class A
6/30/2013(h)	$10.62	$(0.07)	$0.89	$0.82	$(0.02)	$(0.23)	$(0.25)
12/31/2012	10.26	(0.14)	0.50	0.36	—	—	—
12/31/2011	10.67	(0.14)	(0.21)	(0.35)	—	(0.06)	(0.06)
12/31/2010	10.39	(0.14)	0.86	0.72	(0.00)	(0.44)	(0.44)
12/31/2009	9.69	(0.14)	1.01	0.87	(0.12)	(0.05)	(0.17)
12/31/2008(l)	10.00	0.03	(0.30)	(0.27)	(0.04)	—	(0.04)
Class C
6/30/2013(h)	10.32	(0.11)	0.87	0.76	—	(0.23)	(0.23)
12/31/2012	10.05	(0.21)	0.48	0.27	—	—	—
12/31/2011	10.53	(0.22)	(0.20)	(0.42)	—	(0.06)	(0.06)
12/31/2010	10.33	(0.21)	0.85	0.64	(0.00)	(0.44)	(0.44)
12/31/2009	9.70	(0.22)	1.01	0.79	(0.11)	(0.05)	(0.16)
12/31/2008(l)	10.00	0.02	(0.31)	(0.29)	(0.01)	—	(0.01)
Class N
6/30/2013(m)	11.20	(0.02)	0.09	0.07	—	—	—
Class Y**
6/30/2013(h)	10.72	(0.06)	0.91	0.85	(0.07)	(0.23)	(0.30)
12/31/2012	10.34	(0.11)	0.49	0.38	—	—	—
12/31/2011	10.72	(0.12)	(0.20)	(0.32)	—	(0.06)	(0.06)
12/31/2010	10.41	(0.11)	0.86	0.75	(0.00)	(0.44)	(0.44)
12/31/2009	9.70	(0.09)	0.98	0.89	(0.13)	(0.05)	(0.18)
12/31/2008(l)	10.00	0.04	(0.30)	(0.26)	(0.04)	—	(0.04)

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	Prior to December 1, 2008, the Fund offered Institutional Class shares. On December 1, 2008, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.

See accompanying notes to financial statements.

35  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses, excluding interest expense (%) (e)(f)		Gross expenses, excluding interest expense (%) (f)		Net expenses including interest expense (%) (e)(f)		Gross expenses including interest expense (%) (f)		Net investment income (loss) (%) (f)	Portfolio turnover rate (%) (g)

$8.41	(6.56)	$25,836	1.70		2.03		1.74		2.07		(1.52)	—
9.00	(7.69)	69,190	1.70		1.79		1.74		1.83		(1.49)	—
9.75	(2.75)	134,758	1.70		1.78		1.72		1.80		(1.46)	—
10.45	8.46	61,411	1.70		2.02		1.74		2.05		(1.45)	—
10.19	7.26	2,887	1.70		4.87		1.71		4.88		(1.48)	—

8.23	(6.89)	6,347	2.45		2.80		2.49		2.84		(2.28)	—
8.85	(8.29)	11,263	2.45		2.54		2.49		2.58		(2.24)	—
9.65	(3.43)	26,032	2.45		2.53		2.47		2.55		(2.21)	—
10.34	7.58	20,742	2.45		2.68		2.49		2.72		(2.20)	—
10.16	6.90	131	2.45		5.75		2.47		5.76		(2.23)	—

8.46	(6.41)	41,760	1.45		1.79		1.49		1.83		(1.28)	—
9.05	(7.37)	97,102	1.45		1.54		1.49		1.57		(1.24)	—
9.77	(2.48)	243,695	1.45		1.53		1.47		1.55		(1.21)	—
10.46	8.63	173,034	1.45		1.91		1.49		1.94		(1.21)	—
10.19	7.29	19,549	1.45		5.09		1.47		5.11		(1.22)	—

$11.19	7.77	$118,349	1.58		1.58		1.60		1.60		(1.37)	—
10.62	3.51	126,226	1.60	(k)	1.60	(k)	1.61	(k)	1.61	(k)	(1.34)	—
10.26	(3.29)	280,353	1.60		1.60		1.61		1.61		(1.34)	—
10.67	6.94	204,313	1.60		1.66		1.61		1.67		(1.28)	—
10.39	8.95	82,160	1.60		1.92		1.61		1.92		(1.33)	—
9.69	(2.73)	6	1.60		61.52		1.62		61.54		1.36	—

10.85	7.42	68,946	2.33		2.33		2.35		2.35		(2.12)	—
10.32	2.69	71,227	2.35	(k)	2.35	(k)	2.36	(k)	2.36	(k)	(2.10)	—
10.05	(4.00)	92,540	2.35		2.35		2.36		2.36		(2.09)	—
10.53	6.21	66,832	2.35		2.42		2.36		2.42		(2.03)	—
10.33	8.09	22,367	2.35		2.64		2.36		2.65		(2.08)	—
9.70	(2.88)	1	2.35		62.35		2.39		62.38		0.62	—

11.27	0.63	1	1.30		3.40		1.32		3.42		(1.06)	—

11.27	7.98	907,425	1.34		1.34		1.36		1.36		(1.12)	—
10.72	3.68	1,002,226	1.35	(k)	1.35	(k)	1.36	(k)	1.36	(k)	(1.10)	—
10.34	(3.00)	1,071,912	1.35		1.36		1.36		1.37		(1.09)	—
10.72	7.22	343,236	1.35		1.41		1.36		1.42		(1.03)	—
10.41	9.10	112,591	1.35		1.98		1.36		2.00		(0.90)	—
9.70	(2.60)	24,523	1.35		4.43		1.39		4.46		1.59	—

(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(h)	For the six months ended June 30, 2013 (Unaudited).
(i)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(j)	From commencement of operations on August 3, 2009 through December 31, 2009.
(k)	Includes fee/expense recovery of 0.01%.
(l)	From commencement of operations on September 30, 2008 through December 31, 2008.
(m)	From commencement of Class operations on May 1, 2013 through June 30, 2013.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)	Net realized and unrealized gain (loss)		Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
ASG MANAGED FUTURES STRATEGY FUND (CONSOLIDATED*)
Class A
6/30/2013(g)	$9.11	$(0.07)	$0.42		$0.35	$—	$—	$—
12/31/2012	10.34	(0.14)	(1.00)		(1.14)	(0.09)	—	(0.09)
12/31/2011	10.61	(0.16)	0.19	(h)	0.03	(0.30)	—	(0.30)
12/31/2010(i)	10.00	(0.07)	1.41		1.34	(0.33)	(0.40)	(0.73)
Class C
6/30/2013(g)	8.99	(0.10)	0.41		0.31	—	—	—
12/31/2012	10.25	(0.21)	(0.99)		(1.20)	(0.06)	—	(0.06)
12/31/2011	10.58	(0.24)	0.19	(h)	(0.05)	(0.28)	—	(0.28)
12/31/2010(i)	10.00	(0.10)	1.40		1.30	(0.32)	(0.40)	(0.72)
Class Y
6/30/2013(g)	9.10	(0.06)	0.42		0.36	—	—	—
12/31/2012	10.34	(0.12)	(1.00)		(1.12)	(0.12)	—	(0.12)
12/31/2011	10.60	(0.13)	0.19	(h)	0.06	(0.32)	—	(0.32)
12/31/2010(i)	10.00	(0.06)	1.40		1.34	(0.34)	(0.40)	(0.74)

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(g)	For the six months ended June 30, 2013 (Unaudited).
(h)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(i)	From commencement of operations on July 30, 2010 through December 31, 2010.

See accompanying notes to financial statements.

37  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses, excluding interest expense (%) (d)(e)	Gross expenses, excluding interest expense (%) (e)	Net expenses including interest expense (%) (d)(e)	Gross expenses including interest expense (%) (e)	Net investment income (loss) (%) (e)	Portfolio turnover rate (%) (f)

$9.46	3.84	$130,893	1.70	1.77	1.73	1.80	(1.51)	—
9.11	(11.09)	145,729	1.70	1.77	1.73	1.80	(1.49)	—
10.34	0.25	312,098	1.70	1.76	1.71	1.78	(1.47)	—
10.61	13.44	6,511	1.70	2.75	1.73	2.78	(1.43)	—

9.30	3.45	18,436	2.45	2.52	2.48	2.55	(2.26)	—
8.99	(11.74)	21,891	2.45	2.52	2.48	2.55	(2.24)	—
10.25	(0.51)	24,838	2.45	2.54	2.46	2.56	(2.22)	—
10.58	13.04	2,357	2.45	3.29	2.47	3.31	(2.17)	—

9.46	3.96	581,427	1.45	1.52	1.48	1.55	(1.26)	—
9.10	(10.90)	593,013	1.45	1.52	1.48	1.56	(1.24)	—
10.34	0.57	410,166	1.45	1.56	1.46	1.57	(1.22)	—
10.60	13.39	49,803	1.45	2.65	1.48	2.68	(1.20)	—

See accompanying notes to financial statements.

|  38

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

ASG Diversifying Strategies Fund (the “Diversifying Strategies Fund”)

ASG Global Alternatives Fund (the “Global Alternatives Fund”)

ASG Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Effective May 1, 2013, Global Alternatives Fund began offering Class N shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees for Class N). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

Each Fund invests in commodity-related instruments through ASG Diversifying Strategies Cayman Fund Ltd., ASG Global Alternatives Cayman Fund Ltd. and ASG Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Diversifying Strategies Fund, Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. The

39  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board of Trustees.

As of June 30, 2013, the value of each Fund’s investment in its respective Subsidiary was as follows:

Fund	Investment in Subsidiary	Percentage of Net Assets
Diversifying Strategies Fund	$6,327,589	8.6%
Global Alternatives Fund	39,441,238	3.6%
Managed Futures Strategy Fund	39,820,898	5.4%

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Consolidation.  The accompanying financial statements of each Fund present the consolidated accounts of the Funds and their respective Subsidiaries. All interfund accounts and transactions have been eliminated in consolidation.

b.  Valuation.  Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid prices may also be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser or subadviser under the general supervision of the Board of Trustees.

|  40

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

c.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

41  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

e.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When a Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Funds may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

f.  Futures Contracts.  The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund or a Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund or a Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s or a Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds and the Subsidiaries are reduced; however, in the event that a counterparty enters into

|  42

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Due to/from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds or the Subsidiaries and the various broker/dealers. Due from brokers’ balances in the Statements of Assets and Liabilities for Diversifying Strategies Fund, Global Alternatives Fund and Managed Futures Fund represent cash, including foreign currency, on deposit with the broker for open futures contracts and cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Funds’ or the Subsidiaries’ use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

h.  Federal and Foreign Income Taxes.  The Trust treats each fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

Each Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, each Fund will include in its taxable income its share of its Subsidiary’s current earnings and profits (including net realized gains). Any deficit generated by a Subsidiary will be disregarded for purposes of computing the Funds’ taxable income in the current period and also disregarded for all future periods.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, deferred Trustees’ fees, Subsidiary income and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income

43  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, commissions on open futures contracts, wash sales, futures and forward foreign currency contracts mark to market and Subsidiary basis adjustments. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2012 was as follows:

2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Diversifying Strategies Fund	$—	$—	$—
Global Alternatives Fund	—	—	—
Managed Futures Strategy Fund	8,589,498	—	8,589,498

As of December 31, 2012, the capital loss carryforwards and post-October capital loss deferrals were as follows:

	Diversifying Strategies Fund	Global Alternatives Fund	Managed Futures Strategy Fund
Capital loss carryforward:
Short-term:
No expiration date	$(32,033,613)	$—	$(46,702,235)
Long-term:
No expiration date	(8,029,367)	—	(30,123,466)

Total capital loss carryforward	$(40,062,980)	$—	$(76,825,701)

Post-October capital loss deferrals*	$(4,066,141)	$—	$(3,927,824)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

j.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

|  44

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013, at value:

Diversifying Strategies Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$59,800,720	$—	$59,800,720
Forward Foreign Currency Contracts (unrealized appreciation)	—	767,627	—	767,627
Futures Contracts (unrealized appreciation)	2,155,199	—	—	2,155,199

Total	$2,155,199	$60,568,347	$—	$62,723,546

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized appreciation)	$—	$(825,517)	$—	$(825,517)
Futures Contracts (unrealized appreciation)	(1,805,335)	—	—	(1,805,335)

Total	$(1,805,335)	$(825,517)	$—	$(2,630,852)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

45  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Global Alternatives Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$1,010,886,274	$—	$1,010,886,274
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,521,919	—	1,521,919
Futures Contracts (unrealized appreciation)	10,420,150	—	—	10,420,150

Total	$10,420,150	$1,012,408,193	$—	$1,022,828,343

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(686,532)	$—	$(686,532)
Futures Contracts (unrealized depreciation)	(8,680,424)	—	—	(8,680,424)

Total	$(8,680,424)	$(686,532)	$—	$(9,366,956)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Managed Futures Strategy Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$651,447,220	$—	$651,447,220
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,351,430	—	3,351,430
Futures Contracts (unrealized appreciation)	12,978,307	—	—	12,978,307

Total	$12,978,307	$654,798,650	$—	$667,776,957

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

|  46

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Managed Futures Strategy Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,795,856)	$—	$(3,795,856)
Futures Contracts (unrealized depreciation)	(12,701,082)	—	—	(12,701,082)

Total	$(12,701,082)	$(3,795,856)	$—	$(16,496,938)

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Funds used during the period include forward foreign currency contracts and futures contracts.

Diversifying Strategies Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. The Fund uses multiple quantitative investment models and strategies, each of which has an absolute return objective and may involve a broad range of market exposures. These market exposures, which are expected to change over time, may include exposures to the returns of equity and fixed income securities, currencies and commodities. Under normal market conditions, the Fund will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. During the six months ended June 30, 2013, the Fund used long and short contracts on short-term interest rates, U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investments in the Subsidiary), to capture the exposures suggested by the quantitative investment models. The Fund also used short contracts on U.S. and foreign equity market indices to hedge correlation to the global equity markets.

Global Alternatives Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in

47  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the six months ended June 30, 2013, the Fund used long contracts on U.S. and foreign equity market indices, foreign government bonds, and short-term interest rates, and long and short contracts on U.S. government bonds, commodities (through investments in the Subsidiary) and foreign currencies in accordance with these objectives.

Managed Futures Strategy Fund seeks to generate positive absolute returns over time. The Fund uses a proprietary quantitative model to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of trends in a particular asset class. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices, currencies and commodities. During the six months ended June 30, 2013, the Fund used long contracts on U.S. market indices and long and short contracts on foreign equity market indices, U.S. and foreign government bonds, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates in accordance with these objectives.

The following is a summary of derivative instruments for Diversifying Strategies Fund as of June 30, 2013, as reflected in the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$767,627	$—	$767,627

Total over-the-counter asset derivatives	$767,627	$—	$767,627

Exchange traded asset derivatives
Interest rate contracts	$—	$392,734	$392,734
Equity contracts	—	755,304	755,304
Commodity contracts	—	1,007,161	1,007,161

Total exchange traded asset derivatives	—	2,155,199	2,155,199

Total asset derivatives	$767,627	$2,155,199	$2,922,826

|  48

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$825,517	$—	$825,517

Total over-the-counter liability derivatives	$825,517	$—	$825,517

Exchange traded liability derivatives
Interest rate contracts	$—	$789,873	$789,873
Equity contracts	—	688,006	688,006
Commodity contracts	—	327,456	327,456

Total exchange traded liability derivatives	—	1,805,335	1,805,335

Total liability derivatives	$825,517	$1,805,335	$2,630,852

Transactions in derivative instruments for Diversifying Strategies Fund during the six months ended June 30, 2013 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[1]
Interest rate contracts	$(3,907,957)	$—
Foreign exchange contracts	—	(1,747,821)
Equity contracts	1,103,159	—
Commodity contracts	(1,372,067)	—

Total	$(4,176,865)	$(1,747,821)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency transactions[1]
Interest rate contracts	$(369,764)	$—
Foreign exchange contracts	—	(142,153)
Equity contracts	(32,077)	—
Commodity contracts	1,191,706	—

Total	$789,865	$(142,153)

[1]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The following is a summary of derivative instruments for Global Alternatives Fund as of June 30, 2013, as reflected in the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$1,521,919	$—	$1,521,919

Total over-the-counter asset derivatives	$1,521,919	$—	$1,521,919

Exchange traded asset derivatives
Interest rate contracts	$—	$866,416	$866,416
Equity contracts	—	3,225,993	3,225,993
Commodity contracts	—	6,327,741	6,327,741

Total exchange traded asset derivatives	—	10,420,150	10,420,150

Total asset derivatives	$1,521,919	$10,420,150	$11,942,069

Liabilities
Over-the-counter liability derivatives
Foreign exchange contracts	$(686,532)	$—	$(686,532)

Total over-the-counter liability derivatives	$(686,532)	$—	$(686,532)

Exchange traded liability derivatives
Interest rate contracts	$—	$(2,247,817)	$(2,247,817)
Equity contracts	—	(6,148,619)	(6,148,619)
Commodity contracts	—	(283,988)	(283,988)

Total exchange traded liability derivatives	—	(8,680,424)	(8,680,424)

Total liability derivatives	$(686,532)	$(8,680,424)	$(9,366,956)

|  50

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Transactions in derivative instruments for Global Alternatives Fund during the six months ended June 30, 2013 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[1]
Interest rate contracts	$(2,389,990)	$—
Foreign exchange contracts	—	13,834,096
Equity contracts	76,634,541	—
Commodity contracts	7,821,852	—

Total	$82,066,403	$13,834,096

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency transactions[1]
Interest rate contracts	$322,311	$—
Foreign exchange contracts	—	(801,438)
Equity contracts	(1,581,064)	—
Commodity contracts	5,043,563	—

Total	$3,784,810	$(801,438)

[1]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

The following is a summary of derivative instruments for Managed Futures Strategy Fund as of June 30, 2013, as reflected in the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$3,351,430	$—	$3,351,430

Total over-the-counter asset derivatives	$3,351,430	$—	$3,351,430

Exchange traded asset derivatives
Interest rate contracts	$—	$1,603,404	$1,603,404
Equity contracts	—	1,725,856	1,725,856
Commodity contracts	—	9,649,047	9,649,047

Total exchange traded asset derivatives	—	12,978,307	12,978,307

Total asset derivatives	$3,351,430	$12,978,307	$16,329,737

51  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(3,795,856)	$—	$(3,795,856)

Total over-the-counter liability derivatives	$(3,795,856)	$—	$(3,795,856)

Exchange traded liability derivatives
Interest rate contracts	$—	$(1,276,075)	$(1,276,075)
Equity contracts	—	(8,189,886)	(8,189,886)
Commodity contracts	—	(3,235,121)	(3,235,121)

Total exchange traded liability derivatives	—	(12,701,082)	(12,701,082)

Total liability derivatives	$(3,795,856)	$(12,701,082)	$(16,496,938)

Transactions in derivative instruments for Managed Futures Strategy Fund during the six months ended June 30, 2013 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[1]
Interest rate contracts	$(32,546,500)	$—
Foreign exchange contracts	—	(5,285,921)
Equity contracts	89,078,075	—
Commodity contracts	(7,847,504)	—

Total	$48,684,071	$(5,285,921)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[1]
Interest rate contracts	$(1,138,372)	$—
Foreign exchange contracts	—	(2,726,427)
Equity contracts	(13,005,489)	—
Commodity contracts	7,605,913	—

Total	$(6,537,948)	$(2,726,427)

[1]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

|  52

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Collateral posted by a Fund may be in addition to the independent amount required by the counterparty. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds, ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2013, gross amounts of derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Diversifying Strategies Fund

Counterparty	Gross Amounts of Derivative Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$767,627	$(767,627)	$—	$—	$—

Counterparty	Gross Amounts of Derivative Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(825,517)	$767,627	$(57,890)	$57,890	$—

53  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Global Alternatives Fund

Counterparty	Gross Amounts of Derivative Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$1,521,919	$(686,532)	$835,387	$(835,387)	$—

Counterparty	Gross Amounts of Derivative Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(686,532)	$686,532	$—	$—	$—

Managed Futures Strategy Fund

Counterparty	Gross Amounts of Derivative Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$3,351,430	$(3,351,430)	$—	$—	$—

Counterparty	Gross Amounts of Derivative Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(3,795,856)	$3,351,430	$(444,426)	$444,426	$—

The Funds are required to pledge an independent amount of collateral to the counterparty for open forward foreign currency contracts. In addition to the independent amount, the amount of collateral pledged to the counterparty is subsequently increased (for losses) or decreased (for gains) based on the change in value of the contracts, as calculated by the counterparty under the terms of the Funds’ ISDA agreements. Amounts shown as collateral received in the table above represent reductions of the Funds’ collateral requirements to the extent of the Funds’ net unrealized gains on open contracts. As of June 30, 2013, amounts pledged to the counterparty are as follows:

	Independent Amount of Collateral	Increase (Decrease) for Change in Value	Required Collateral	Excess/ (Shortfall)	Collateral (Received)/ Pledged
Diversifying Strategies Fund	$421,442	$31,302	$452,744	$111,283	$564,027
Global Alternatives Fund	$4,995,968	$(1,453,904)	$3,542,064	$1,157,936	$4,700,000
Managed Futures Fund	$10,538,605	$881,415	$11,420,020	$(588,917)	$10,831,103

|  54

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Amounts in excess or short of the required collateral amount are received or paid by the Funds on the next business day, subject to minimum transfer requirements. The ISDA agreements include a tri-party control agreement under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank. Collateral pledged to the counterparty is reflected in due from brokers on the Statements of Assets and Liabilities.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized for over-the-counter derivatives; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, including cash held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations, and the amount of loss that the Funds would incur after taking into account master netting provisions, are as follows as of June 30, 2013:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Diversifying Strategies Fund	$15,139,189	$14,371,562
Global Alternatives Fund	57,364,627	56,678,095
Managed Futures Strategy Fund	87,645,313	84,293,883

The volume of forward foreign currency contract and futures contract, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2013:

Diversifying Strategies Fund	Forwards	Futures
Average Notional Amount Outstanding	266.75%	612.19%
Highest Notional Amount Outstanding	846.01%	1,299.96%
Lowest Notional Amount Outstanding	128.33%	436.73%
Notional Amount Outstanding as of June 30, 2013	128.33%	504.25%

Global Alternatives Fund	Forwards	Futures
Average Notional Amount Outstanding	78.79%	456.12%
Highest Notional Amount Outstanding	145.71%	592.45%
Lowest Notional Amount Outstanding	23.79%	212.24%
Notional Amount Outstanding as of June 30, 2013	23.79%	212.24%

55  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Managed Futures Strategy Fund	Forwards	Futures
Average Notional Amount Outstanding	93.18%	922.67%
Highest Notional Amount Outstanding	216.53%	1,912.89%
Lowest Notional Amount Outstanding	55.26%	278.83%
Notional Amount Outstanding as of June 30, 2013	59.51%	278.83%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2013, purchases and proceeds from sales or maturities of short-term obligations were as follows:

Fund	Purchases	Sales/Maturities
Diversifying Strategies Fund	$1,953,158,260	$2,050,768,682
Global Alternatives Fund	22,523,065,410	22,576,146,398
Managed Futures Strategy Fund	14,742,861,810	14,777,379,745

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AlphaSimplex Group, LLC (“AlphaSimplex”), which is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), serves as investment adviser to the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets, less the net asset value of each Subsidiary:

Fund	Percentage of Average Daily Net Assets
Diversifying Strategies Fund	1.25%
Managed Futures Strategy Fund	1.25%

Global Alternatives Fund pays a management fee at an annual rate of 1.15% on the first $2 billion of the Fund’s average daily net assets (including the net asset value of the Subsidiary), and 1.10% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

AlphaSimplex also serves as investment adviser to ASG Diversifying Strategies Cayman Fund Ltd., ASG Global Alternatives Cayman Fund Ltd. and ASG Managed Futures Strategy Cayman Fund Ltd., which pay AlphaSimplex a management fee at the annual rate of 1.25%, 1.15% and 1.25%, respectively, of its average daily net assets.

|  56

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

AlphaSimplex has entered into a subadvisory agreement with Reich & Tang Asset Management, LLC (“Reich & Tang”) on behalf of the Funds. Payments to AlphaSimplex are reduced by the amount of payments to Reich & Tang.

AlphaSimplex has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including expenses of each Subsidiary, if applicable, to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until April 30, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Diversifying Strategies Fund	1.70%	2.45%	—	1.45%
Global Alternatives Fund	1.60%	2.35%	1.30%	1.35%
Managed Futures Strategy Fund	1.70%	2.45%	—	1.45%

AlphaSimplex shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2013, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Diversifying Strategies Fund	$708,307	$191,064	$517,243	1.25%	0.91%
Global Alternatives Fund	6,626,822	—	6,626,822	1.15%	1.15%
Managed Futures Strategy Fund	4,696,935	262,361	4,434,574	1.25%	1.18%

[1]	Management fee waivers are subject to possible recovery until December 31, 2014.

57  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

For the period ended June 30, 2013 class specific expenses have been reimbursed as follows:

Reimbursement[2]
Fund	Class N
Global Alternatives Fund	$3

[2]	Expense reimbursements are subject to possible recovery until December 31, 2014.

No expenses were recovered for any of the Funds during the six months ended June 30, 2013 under the terms of the expense agreements.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2013, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Diversifying Strategies Fund	$48,339	$10,820	$32,461
Global Alternatives Fund	145,684	85,710	257,131
Managed Futures Strategy Fund	170,142	25,383	76,150

|  58

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

NGAM Advisors also provides certain administrative services to the Subsidiary for which the Subsidiary pays NGAM Advisors fees equal to an annual rate of 0.05% of the average daily net assets of each Subsidiary. Payments by the Funds are reduced by the amount of payments to NGAM Advisors by the Subsidiary. In addition, NGAM Advisors and each Subsidiary contract with State Street Bank to serve as sub-administrator.

For the six months ended June 30, 2013, the administrative fees paid to NGAM Advisors for each Fund were as follows (exclusive of sub-administrative fees paid to State Street Bank by the Subsidiaries):

Fund	Administrative Fees Paid to NGAM Advisors
Diversifying Strategies Fund	$25,019
Global Alternatives Fund	254,370
Managed Futures Strategy Fund	165,841

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

59  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Diversifying Strategies Fund	$59,097
Global Alternatives Fund	484,937
Managed Futures Strategy Fund	470,304

As of June 30, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
Diversifying Strategies Fund	$1,376
Global Alternatives Fund	10,499
Managed Futures Strategy Fund	10,729

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2013 were as follows:

Fund	Commissions
Diversifying Strategies Fund	$4,551
Global Alternatives Fund	35,934
Managed Futures Strategy Fund	29,878

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends

|  60

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Payments by Affiliates.  For the six months ended June 30, 2013, AlphaSimplex voluntarily reimbursed Global Alternatives Fund $490 in connection with a trade placed for the Fund.

h.  Affiliated Ownership.  At June 30, 2013, Natixis US held shares of Global Alternatives Fund representing less than 0.01% of the Fund’s net assets.

7.  Class-Specific Expenses.  For the period from May 1, 2013 through June 30, 2013, Global Alternatives Fund incurred the following class-specific expenses:

Class N
Transfer Agent Fees and Expenses	$3

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

61  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, none of the Funds had borrowings under these agreements.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Funds’ investments in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

10.  Interest Expense.  The Funds incur interest expense on net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended June 30, 2013 is reflected on the Statements of Operations.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Diversifying Strategies Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	455,387	$4,036,369	4,099,031	$38,970,945
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(5,069,231)	(45,458,352)	(10,236,217)	(95,779,012)

Net change	(4,613,844)	$(41,421,983)	(6,137,186)	$(56,808,067)

Class C
Issued from the sale of shares	27,104	$237,687	241,880	$2,303,417
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(529,606)	(4,619,450)	(1,666,089)	(15,459,772)

Net change	(502,502)	$(4,381,763)	(1,424,209)	$(13,156,355)

Class Y
Issued from the sale of shares	1,058,209	$9,499,364	11,424,744	$109,289,687
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(6,858,662)	(61,275,045)	(25,631,204)	(240,453,101)

Net change	(5,800,453)	$(51,775,681)	(14,206,460)	$(131,163,414)

Increase (decrease) from capital share transactions	(10,916,799)	$(97,579,427)	(21,767,855)	$(201,127,836)

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Global Alternatives Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,268,226	$24,937,821	6,671,859	$69,656,715
Issued in connection with the reinvestment of distributions	213,033	2,311,408	—	—
Redeemed	(3,797,575)	(41,419,195)	(22,096,972)	(229,884,273)

Net change	(1,316,316)	$(14,169,966)	(15,425,113)	$(160,227,558)

Class C
Issued from the sale of shares	441,488	$4,751,869	1,312,558	$13,451,528
Issued in connection with the reinvestment of distributions	73,342	772,293	—	—
Redeemed	(1,063,215)	(11,288,841)	(3,617,306)	(36,399,756)

Net change	(548,385)	$(5,764,679)	(2,304,748)	$(22,948,228)

Class N*
Issued from the sale of shares	89	$1,000	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	—	—

Net change	89	$1,000	—	$—

Class Y
Issued from the sale of shares	19,415,541	$215,029,406	49,694,765	$523,953,187
Issued in connection with the reinvestment of distributions	2,108,695	23,026,954	—	—
Redeemed	(34,491,060)	(383,504,832)	(59,893,411)	(623,783,287)

Net change	(12,966,824)	$(145,448,472)	(10,198,646)	$(99,830,100)

Increase (decrease) from capital share transactions	(14,831,436)	$(165,382,117)	(27,928,507)	$(283,005,886)

*	From commencement of Class operations on May 1, 2013 through June 30, 2013.

63  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,083,358	$28,940,232	19,088,248	$186,697,025
Issued in connection with the reinvestment of distributions	—	—	151,550	1,430,714
Redeemed	(5,241,234)	(48,941,818)	(33,421,613)	(323,499,035)

Net change	(2,157,876)	$(20,001,586)	(14,181,815)	$(135,371,296)

Class C
Issued from the sale of shares	259,796	$2,420,629	1,472,002	$14,295,148
Issued in connection with the reinvestment of distributions	—	—	6,597	62,822
Redeemed	(712,765)	(6,631,419)	(1,465,967)	(14,003,106)

Net change	(452,969)	$(4,210,790)	12,632	$354,864

Class Y
Issued from the sale of shares	19,499,829	$183,431,515	67,366,684	$652,785,497
Issued in connection with the reinvestment of distributions	—	—	560,531	5,199,365
Redeemed	(23,214,083)	(218,265,471)	(42,443,142)	(403,988,615)

Net change	(3,714,254)	$(34,833,956)	25,484,073	$253,996,247

Increase (decrease) from capital share transactions	(6,325,099)	$(59,046,332)	11,314,890	$118,979,815

12.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Natixis Funds Trust II
Nominee	Voted “For”*	Withheld*
Charles D. Baker	291,855,929	2,801,135
Edmond J. English	291,834,727	2,822,337
David L. Giunta	291,783,730	2,873,334
Martin T. Meehan	291,791,315	2,865,749

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

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SEMIANNUAL REPORT

June 30, 2013

Loomis Sayles Multi-Asset Real Return Fund

Loomis Sayles Strategic Alpha Fund

Portfolio Review page 1

Portfolio of Investments page 12

Financial Statements page  47

Notes to Financial Statements page 53

LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND

Managers	Symbols
Kevin P. Kearns	Class A MARAX
Maura T. Murphy, CFA	Class C MARCX
Laura L. Sarlo, CFA	Class Y MARYX
Loomis, Sayles & Company, L.P.

Objective

Seeks to maximize real returns consistent with prudent investment management.

Strategy

Seeks to pursue its investment goal primarily through exposure to investments in fixed-income securities, equity securities, currencies and commodity-linked instruments. The Fund expects that its exposure to these asset classes will often be obtained through the use of derivative instruments.

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Average Annual Total Returns — June 30, 20134

	6 Months	1 Year	Since Inception
Class A (Inception 9/30/10)
NAV	-1.02%	3.44%	0.87%
With 4.50% Maximum Sales Charge	-5.45	-1.19	-0.81

Class C (Inception 9/30/10)
NAV	-1.43	2.55	0.10
With CDSC[1]	-2.42	1.55	0.10
Class Y (Inception 9/30/10)
NAV	-0.92	3.66	1.08

Comparative Performance
Barclays U.S. TIPS Index[2]	-7.39	-4.78	4.13
U.S. CPI + 300 basis points[3]	3.24	4.86	5.56

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury.

3	U.S. CPI +300 basis points is created by adding 3.00% to the annual percentage change in the Consumer Price Index (CPI). The Consumer Price Index is an unmanaged index that represents the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols
Matthew J. Eagan, CFA	Class A LABAX
Kevin P. Kearns	Class C LABCX
Todd P. Vandam, CFA	Class Y LASYX
Loomis, Sayles & Company, L.P.

Objective

Seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital while maintaining relatively low volatility.

Strategy

Attempts to achieve absolute total returns over a full market cycle by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates while employing risk management strategies to mitigate downside risk. The Fund may invest in derivative securities. The Fund may also invest in below investment-grade fixed-income securities and preferred stocks.

3  |

Average Annual Total Returns — June 30, 20134

	6 Months	1 Year	Since Inception

Class A (Inception 12/15/10)
NAV	-0.54%	5.00%	2.97%
With 4.50% Maximum Sales Charge	-5.02	0.29	1.12

Class C (Inception 12/15/10)
NAV	-0.96	4.26	2.13
With CDSC[1]	-1.95	3.26	2.13

Class Y (Inception 12/15/10)
NAV	-0.45	5.23	3.18

Comparative Performance
3-Month LIBOR[2]	0.15	0.38	0.37
3-Month LIBOR + 300 basis points[3]	1.65	3.44	3.43

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	3-Month LIBOR, or the London Interbank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

3	3-Month LIBOR +300 basis points is created by adding 3.00% to the annual percentage change of the 3-Month LIBOR.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived form third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available on the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2013 through June 30, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$989.80	$6.66
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76
Class C
Actual	$1,000.00	$985.70	$10.34
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	$10.49
Class Y
Actual	$1,000.00	$990.80	$5.43
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement), including expenses of the Subsidiary (see Note 1 of Notes to Financial Statements): 1.35%, 2.10% and 1.10% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$994.60	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46
Class C
Actual	$1,000.00	$990.40	$9.03
Hypothetical (5% return before expenses)	$1,000.00	$1,015.72	$9.15
Class Y
Actual	$1,000.00	$995.50	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21

*	Expenses are equal to the Fund’s annualized expense ratio: 1.09%, 1.83% and 0.84% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

7  |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also consider other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against

|  8

similarly categorized funds. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at their meeting held in June 2013. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis. The Board noted that, given the recent commencement of operations of each Fund, the Funds have a limited operating history upon which to evaluate their performance. With respect to each Fund, the Board concluded that the Fund’s performance and other relevant factors supported the renewal of the Agreement(s) relating to that Fund.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

9  |

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. The Trustees noted that management had instituted an expense cap for each Fund, and they considered the amounts waived or reimbursed by the adviser for each Fund whose current expenses are above the cap. The Trustees noted that Loomis Sayles Strategic Alpha Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher fees. These factors included the following: (1) that the Fund’s advisory fee rate was not significantly above its peer group median; ; (2) that the Fund’s net expense ratio was at or below the median of a peer group of funds; and (3) that the Fund’s investment discipline was capacity restrained.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Adviser had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

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Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees noted that each of the Funds was subject to an expense cap. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that each of the Funds was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Funds, the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions and the benefits to NGAM Advisors of being able to offer “alternative” products in the Natixis family of funds. The Trustees also considered the fact that NGAM Advisor’s parent company benefits from the retention of affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2014.

11  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 24.8% of Net Assets
Non-Convertible Bonds — 23.3%
	ABS Home Equity — 0.9%
$402,994	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.133%, 8/25/2046(b)(c)	$248,376

	Airlines — 2.0%
145,000	United Continental Holdings, Inc., 6.375%, 6/01/2018(c)	142,462
375,000	US Airways Group, Inc., 6.125%, 6/01/2018(c)	354,375
55,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026(c)	54,450

		551,287

	Banking — 0.9%
250,000	JPMorgan Chase & Co., Series Q, (fixed rate to 5/01/2023, variable rate thereafter), 5.150%, 12/29/2049(c)	238,125

	Building Materials — 0.1%
20,000	American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/2021, 144A(c)	19,650

	Chemicals — 0.7%
200,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A(c)	191,000

	Construction Machinery — 1.2%
300,000	United Rentals North America, Inc., 7.625%, 4/15/2022(c)	324,750

	Independent Energy — 0.7%
5,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021, 144A	5,038
250,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(c)	78,750
110,000	SM Energy Co., 6.500%, 1/01/2023(c)	115,500

		199,288

	Life Insurance — 2.3%
250,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)(c)	374,534
300,000	Genworth Financial, Inc., (fixed rate to 11/15/2016, variable rate thereafter), 6.150%, 11/15/2066(c)	260,250

		634,784

	Media Cable — 0.5%
100,000	Numericable Finance & Co. SCA, 8.750%, 2/15/2019, 144A, (EUR)(c)	138,561

	Media Non-Cable — 2.8%
500,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023, 144A(c)	470,000
25,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A(c)	25,187
175,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A(c)	176,750
100,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A(c)	103,250

		775,187

	Metals & Mining — 0.2%
55,000	Steel Dynamics, Inc., 5.250%, 4/15/2023, 144A(c)	53,900

See accompanying notes to financial statements.

|  12

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — 1.0%
$300,000	General Electric Capital Corp., Series C, (fixed rate to 6/15/2023, variable rate thereafter), 5.250%, 6/29/2049(c)	$286,500

	Oil Field Services — 0.3%
75,000	Hercules Offshore, Inc., 7.125%, 4/01/2017, 144A(c)	79,688

	Pharmaceuticals — 0.5%
135,000	Mallinckrodt International Finance S.A., 4.750%, 4/15/2023, 144A(c)	128,602

	Pipelines — 1.4%
250,000	Energy Transfer Partners LP, 3.600%, 2/01/2023(c)	233,972
175,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023, 144A(c)	158,375

		392,347

	REITs – Office Property — 1.7%
475,000	Boston Properties L.P., 3.800%, 2/01/2024(c)	466,518

	Technology — 1.0%
175,000	Apple, Inc., 2.400%, 5/03/2023(c)	162,306
125,000	Apple, Inc., 3.850%, 5/04/2043(c)	111,029

		273,335

	Textile — 0.8%
220,000	PVH Corp., 4.500%, 12/15/2022(c)	211,200

	Treasuries — 3.1%
74,000(††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)(c)	571,897
35,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	290,916

		862,813

	Wirelines — 1.2%
110,000	CenturyLink, Inc., 5.625%, 4/01/2020(c)	111,100
235,000	Frontier Communications Corp., 9.000%, 8/15/2031(c)	232,650

		343,750

	Total Non-Convertible Bonds (Identified Cost $6,684,453)	6,419,661

Convertible Bonds — 1.5%
	Independent Energy — 0.7%
190,000	Cobalt International Energy, Inc., 2.625%, 12/01/2019(c)	201,519

	Technology — 0.8%
195,000	Intel Corp., 2.950%, 12/15/2035(c)	212,184

	Total Convertible Bonds (Identified Cost $405,461)	413,703

	Total Bonds and Notes (Identified Cost $7,089,914)	6,833,364

See accompanying notes to financial statements.

13  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Senior Loans — 4.6%
	Airlines — 1.5%
$425,933	Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/2018(b)	$425,021

	Chemicals — 2.2%
423,137	Houghton International, Inc., Term Loan B, 4.000%, 12/20/2019(b)	419,963
180,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/18/2020(b)	183,600

		603,563

	Financial Other — 0.4%
108,919	Harbourvest Partners LLC, Term Loan B, 4.750%, 11/21/2017(b)	109,464

	Food & Beverage — 0.5%
130,000	HJ Heinz Co., Term Loan B2, 3.500%, 6/07/2020(b)	129,852

	Total Senior Loans (Identified Cost $1,263,815)	1,267,900

Shares
Common Stocks — 8.9%
	Airlines — 0.5%
8,200	US Airways Group, Inc.(c)(d)	134,644

	Automobiles — 0.7%
6,000	General Motors Co.(c)(d)	199,860

	Communications Equipment — 0.7%
7,500	Cisco Systems, Inc.(c)	182,325

	Computers & Peripherals — 0.9%
156	Apple, Inc.(c)	61,788
7,500	EMC Corp.(c)	177,150

		238,938

	Diversified Financial Services — 1.5%
16,000	Bank of America Corp.(c)	205,760
4,125	JPMorgan Chase & Co.(c)	217,759

		423,519

	Energy Equipment & Services — 0.6%
2,500	Schlumberger Ltd.(c)	179,150

	Industrial Conglomerates — 0.5%
1,300	Siemens AG, Sponsored ADR(c)	131,703

	Oil, Gas & Consumable Fuels — 1.7%
12,404	Cobalt International Energy, Inc.(c)(d)	329,574
2,800	Gulfport Energy Corp.(c)(d)	131,796

		461,370

	Pharmaceuticals — 0.6%
2,000	Johnson & Johnson(c)	171,720

See accompanying notes to financial statements.

|  14

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 0.7%
7,500	Intel Corp.(c)	$181,650

	Trading Companies & Distributors — 0.5%
3,000	United Rentals, Inc.(c)(d)	149,730

	Total Common Stocks (Identified Cost $2,460,717)	2,454,609

Contracts/ Shares/ Units of Currency/ Notional Amount (†††)
Purchased Options — 0.6%
	Options on Futures Contracts — 0.0%
3	Light Sweet Crude Oil Put, expiring July 17, 2013 at 95(e)	3,360

	Options on Securities — 0.0%
16,700	Dell, Inc. Call, expiring August 17, 2013 at 14	1,169

	Over-the-Counter Options on Currency — 0.6%
1,300,000	EUR Put, expiring April 25, 2014 at 1.3053(f)	44,407
630,000	JPY Call, expiring January 14, 2015 at 88.3000(f)	18,779
315,000	JPY Call, expiring March 12, 2015 at 94.8000(g)	17,547
1,687,500	JPY Put, expiring May 13, 2014 at 101.4300(g)	65,988
1,687,500	JPY Put, expiring May 13, 2014 at 109(g)	30,135

		176,856

	Total Purchased Options (Identified Cost $239,012)	181,385

Purchased Swaptions — 0.4%
	Interest Rate Swaptions — 0.4%
230,000,000	7-year Interest Rate Swap Call, expiring 2/08/2016, Pay 1.078%, Receive 6-month LIBOR(JPY)(f)	62,843
190,000,000	10-year Interest Rate Swap Call, expiring 2/10/2014, Pay 1.01%, Receive 6-month LIBOR(JPY)(h)	41,659

	Total Purchased Swaptions (Identified Cost $97,230)	104,502

See accompanying notes to financial statements.

15  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 59.6%
$1,765,000	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $1,765,001 on 7/01/2013 collateralized by $1,925,000 Federal Home Loan Mortgage Corp., 2.070% due 11/07/2022 valued at $1,801,286 including accrued interest (Note 2 of Notes to Financial Statements)(e)	$1,765,000
6,720,973	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $6,720,973 on 7/01/2013 collateralized by $7,105,000 Federal Home Loan Mortgage Corp., 1.650% due 11/15/2019 valued at $6,856,325 including accrued interest (Note 2 of Notes to Financial Statements)	6,720,973
7,950,000	U.S. Treasury Bills, 0.045%-0.106%, 9/19/2013(c)(e)(i)(j)(k)	7,949,380

	Total Short-Term Investments (Identified Cost $16,434,570)	16,435,353

	Total Investments — 98.9% (Identified Cost $27,585,258)(a)	27,277,113
	Other assets less liabilities — 1.1%	309,268

	Net Assets — 100.0%	$27,586,381

Contracts/ Units of Currency/ Notional Amount (†††)
Written Options — (0.4%)
	Options on Futures Contracts — (0.0%)
3	Light Sweet Crude Oil Put, expiring July 17, 2013 at 90(e)	$(690)

	Over-the-Counter Options on Currency — (0.4%)
1,300,000	EUR Put, expiring April 25, 2014 at 1.2000(f)	(15,222)
630,000	JPY Call, expiring January 14, 2015 at 84(f)	(12,875)
315,000	JPY Call, expiring March 12, 2015 at 90(g)	(11,962)
2,362,500	JPY Put, expiring May 13, 2014 at 105(g)	(63,759)

		(103,818)

	Total Written Options (Premiums Received $135,289)	$(104,508)

Written Swaptions — (0.1%)
	Interest Rate Swaptions — (0.1%)
230,000,000	7-year Interest Rate Swap Call, expiring 2/08/2016, Pay 6-month LIBOR, Receive 1.828%(JPY)(f)	$(32,613)
190,000,000	10-year Interest Rate Swap Call, expiring 2/10/2014, Pay 6-month LIBOR, Receive 1.760% (JPY)(h)	(8,722)

	Total Written Swaptions (Premiums Received $43,966)	$(41,335)

See accompanying notes to financial statements.

|  16

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Options on futures are expressed as number of contracts. Options on securities are expressed as shares. Options on currency are expressed as units of currency. Interest rate swaptions are expressed as notional amount.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At June 30, 2013, the net unrealized depreciation on investments based on a cost of $27,586,771 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$184,109
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(493,767)

	Net unrealized depreciation	$(309,658)

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements, options or interest rate swaptions.
(d)	Non-income producing security.
(e)	All or a portion of this security is held by Loomis Sayles Multi-Asset Real Return Cayman Fund, Ltd., a wholly-owned subsidiary.
(f)	Counterparty is Citibank, N.A.
(g)	Counterparty is Credit Suisse AG.
(h)	Counterparty is Bank of America, N.A.
(i)	A portion of this security has been pledged as initial margin for open futures contracts.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $1,628,751 or 5.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
REITs	Real Estate Investment Trusts

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

See accompanying notes to financial statements.

17  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund – (continued)

At June 30, 2013, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)		Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Morgan Stanley Capital Services Inc.	France Telecom	(1.00%)	6/20/2017	500,000	*	12,636	$(999)	$(13,635)	$(200)
UBS AG	Japan Government	(1.00%)	6/20/2017	1,000,000		(1,412)	(15,626)	(14,214)	(306)
UBS AG	State of Israel	(1.00%)	9/20/2017	1,000,000		22,012	1,486	(20,526)	(306)

Total							$(15,139)	$(48,375)	$(812)

Sell Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Barclays Bank PLC	Toll Brothers Finance Corp.	1.00%	6/20/2018	1.89%	$250,000	$(9,288)	$(10,460)	$(1,172)	$76
Deutsche Bank AG	JPMorgan Chase & Co.	1.00%	6/20/2018	0.96%	300,000	1,717	582	(1,135)	92

Total							$(9,878)	$(2,307)	$168

At June 30, 2013, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection
Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
CDX.NA.HY Series 20, 5-Year	5.00%	6/20/2018	4.35%	$1,000,000	$27,500	$(6,799)	$417

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
*	Notional value denominated in euros.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to financial statements.

|  18

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund – (continued)

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	7/08/2013	Australian Dollar	735,000	$671,898	$(30,162)
Sell[1]	7/08/2013	Australian Dollar	735,000	671,898	23,535
Buy[1]	7/22/2013	British Pound	360,000	547,468	(8,956)
Buy[1]	7/25/2013	British Pound	290,000	441,007	(7,191)
Sell[1]	7/18/2013	British Pound	250,000	380,196	11,901
Sell[1]	7/22/2013	British Pound	360,000	547,468	9,733
Sell[1]	7/25/2013	British Pound	740,000	1,125,327	10,237
Buy[2]	7/24/2013	Chilean Peso	209,000,000	409,780	(225)
Sell[2]	7/24/2013	Chilean Peso	209,000,000	409,780	(4,545)
Buy[3]	7/24/2013	Colombian Peso	1,100,000,000	571,232	(940)
Sell[3]	7/24/2013	Colombian Peso	1,100,000,000	571,232	(7,707)
Buy[3]	7/24/2013	Czech Koruna	8,200,000	410,332	(3,190)
Sell[3]	7/24/2013	Czech Koruna	8,200,000	410,332	9,721
Buy[4]	7/01/2013	Euro	250,000	325,412	(5,448)
Buy[5]	7/03/2013	Euro	210,000	273,347	(793)
Buy[1]	7/08/2013	Euro	230,000	299,386	(4,876)
Sell[4]	7/01/2013	Euro	250,000	325,412	(1,836)
Sell[5]	7/03/2013	Euro	210,000	273,347	3,191
Sell[1]	7/08/2013	Euro	230,000	299,386	1,454
Sell[3]	7/25/2013	Euro	210,000	273,371	2,544
Sell[1]	7/31/2013	Euro	100,000	130,180	(118)
Sell[3]	7/31/2013	Euro	210,000	273,378	(332)
Buy[1]	2/04/2014	Indian Rupee	14,400,000	234,186	(21,133)
Sell[1]	2/04/2014	Indian Rupee	14,400,000	234,186	12,050
Buy[2]	7/05/2013	Japanese Yen	81,800,000	824,772	(44,608)
Sell[2]	7/05/2013	Japanese Yen	39,200,000	395,245	2,079
Sell[2]	7/05/2013	Japanese Yen	42,600,000	429,527	(2,579)
Sell[6]	7/18/2013	Japanese Yen	4,940,750	49,819	1,780
Sell[1]	7/19/2013	Japanese Yen	132,200,000	1,333,014	36,640
Buy[2]	7/22/2013	Malaysian Ringgit	880,000	278,142	1,847
Sell[2]	7/22/2013	Malaysian Ringgit	880,000	278,142	(2,539)
Buy[2]	7/26/2013	Mexican Peso	7,300,000	562,182	4,248
Sell[2]	7/26/2013	Mexican Peso	7,300,000	562,182	(4,476)
Buy[1]	7/05/2013	New Zealand Dollar	885,500	686,070	(23,613)
Sell[1]	7/05/2013	New Zealand Dollar	885,500	686,070	14,776
Buy[2]	7/11/2013	Philippine Peso	23,600,000	546,221	(5,503)
Buy[1]	7/22/2013	Philippine Peso	18,000,000	416,546	1,033
Sell[2]	7/11/2013	Philippine Peso	23,600,000	546,221	1,343
Sell[1]	7/22/2013	Philippine Peso	18,000,000	416,546	(7,083)
Buy[3]	7/24/2013	Polish Zloty	2,275,000	683,735	(4,991)
Sell[3]	7/24/2013	Polish Zloty	1,325,000	398,219	5,538
Sell[3]	7/24/2013	Polish Zloty	950,000	285,516	(314)
Buy[1]	7/17/2013	Russian Ruble	17,900,000	543,347	(17,781)
Sell[1]	7/17/2013	Russian Ruble	17,900,000	543,347	12,295
Buy[4]	7/12/2013	Singapore Dollar	525,000	414,210	(5,519)

See accompanying notes to financial statements.

19  |

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund – (continued)

Contract to Buy/Sell (continued)	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[4]	7/12/2013	Singapore Dollar	525,000	$414,210	$1,844
Buy[3]	7/05/2013	South African Rand	4,200,000	424,698	1,661
Sell[3]	7/05/2013	South African Rand	4,200,000	424,698	(2,651)
Buy[1]	7/05/2013	Turkish Lira	310,000	160,631	(3,774)
Buy[1]	7/17/2013	Turkish Lira	1,050,000	543,071	(21,324)
Sell[1]	7/05/2013	Turkish Lira	310,000	160,631	1,928
Sell[1]	7/17/2013	Turkish Lira	1,050,000	543,071	18,036

Total					$(54,793)

1 Counterparty is Credit Suisse International.

2 Counterparty is Deutsche Bank AG.

3 Counterparty is UBS AG.

4 Counterparty is Bank of America, N.A.

5 Counterparty is Citibank, N.A.

6 Counterparty is Morgan Stanley Capital Services Inc.

At June 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	9/20/2013	24	$1,919,160	$(6,548)

Commodity Futures[7]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	11/13/2015	3	$278,580	$(4,698)
Copper High Grade	9/26/2013	3	229,313	191
Lead	8/21/2013	5	256,031	(9,125)
Nickel	7/17/2013	2	163,866	(20,227)
Zinc	7/17/2013	6	274,200	(15,187)

Total				$(49,046)

At June 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/19/2013	10	$1,265,625	$(9,971)
30 Year U.S. Treasury Bond	9/19/2013	1	135,844	4,779

Total				$(5,192)

Commodity Futures[7]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Lead	8/21/2013	5	$256,031	$17,500
Nickel	7/17/2013	2	163,866	17,501
Zinc	7/17/2013	6	274,200	1,013

Total				$36,014

7 Commodity futures are held by Loomis Sayles Multi-Asset Real Return Cayman Fund Ltd., a wholly-owned subsidiary.

See accompanying notes to financial statements.

|  20

Consolidated Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund – (continued)

Industry Summary at June 30, 2013 (Unaudited)

Airlines	4.0%
Treasuries	3.1
Chemicals	2.9
Media Non-Cable	2.8
Life Insurance	2.3
Other Investments, less than 2% each	24.2
Short-Term Investments	59.6

Total Investments	98.9
Other assets less liabilities (including open written options, written swaptions, swap agreements, forward foreign currency contracts and futures contracts)	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 67.3% of Net Assets
Non-Convertible Bonds — 64.1%
	ABS Home Equity — 6.2%
$901,057	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.643%, 7/25/2037, 144A(b)	$552,065
2,554,289	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.976%, 11/20/2034(b)	2,329,440
996,884	Bear Stearns ARM Trust, Series 2004-6, Class 2A1, 3.095%, 9/25/2034(b)	913,955
1,524,748	Bella Vista Mortgage Trust, Series 2005-1, Class 2A, 0.463%, 2/22/2035(b)	1,272,800
2,613,312	CHL Mortgage Pass-Through Trust, Series 2006-10, Class 1A16, 6.000%, 5/25/2036	2,380,871
731,064	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	617,521
1,389,778	CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A3, 6.000%, 6/25/2037	1,159,753
2,276,938	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.000%, 10/25/2037	1,989,256
797,220	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.027%, 8/25/2034	814,427
1,350,964	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.403%, 5/25/2035(b)	1,074,974
1,191,831	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	1,071,797
930,991	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	623,642
1,020,935	Countrywide Alternative Loan Trust, Series 2007-4, Class 1A7, 5.750%, 4/25/2037	891,995
277,687	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.629%, 9/20/2034(b)	259,379
3,925,808	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.712%, 4/25/2035(b)	2,523,509
548,174	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.463%, 4/25/2035(b)	422,067
1,390,443	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035(c)	1,376,850
476,180	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028	489,806
1,439,089	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035	1,246,667
785,738	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1, 6.500%, 10/25/2021	665,965
2,471,139	Fremont Home Loan Trust, Series 2006-D, Class 2A3, 0.343%, 11/25/2036(b)	1,044,679
312,300	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	317,830
2,384,133	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.151%, 6/19/2035(b)(c)	2,322,653
1,072,364	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.494%, 7/19/2035(b)	960,729

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$332,622	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.133%, 12/25/2034(b)	$282,153
2,310,150	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.713%, 12/25/2034(b)	2,257,573
1,043,364	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.716%, 7/25/2035(b)	933,586
1,870,463	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	1,593,687
1,745,622	HarborView Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.933%, 12/19/2035(b)	1,436,335
2,712,806	Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A, 0.303%, 5/25/2037(b)	1,707,451
1,333,954	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 0.973%, 12/25/2034(b)	949,073
3,020,441	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.513%, 7/25/2045(b)	2,620,067
1,457,035	JPMorgan Mortgage Trust, Series 2005-A5, Class 1A2, 3.051%, 8/25/2035(b)	1,414,818
995,555	JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A1, 0.353%, 12/25/2036(b)	718,646
1,005,079	Lehman XS Trust, Series 2006-12N, Class A2A1, 0.343%, 8/25/2046(b)	994,508
2,854,343	Lehman XS Trust, Series 2006-4N, Class A2A, 0.413%, 4/25/2046(b)	2,011,772
760,147	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 5.385%, 5/25/2034(b)	730,273
932,586	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 2.917%, 4/25/2036(b)	854,505
683,894	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.353%, 1/25/2047(b)	503,699
2,188,469	MASTR Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1, 0.433%, 5/25/2037(b)	1,466,274
2,360,298	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	1,770,235
520,589	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.200%, 5/25/2036(b)	503,700
1,458,718	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	1,330,820
2,800,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(c)	2,791,278
323,948	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.684%, 10/25/2035(b)	326,543
2,961,703	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035(c)	2,407,716
990,432	Residential Asset Securitization Trust, Series 2007-A5, Class 2A5, 6.000%, 5/25/2037	902,441
1,249,868	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	1,260,042
751,704	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.503%, 7/25/2035(b)	593,286
2,462,834	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	2,599,514
2,759,108	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.436%, 1/25/2035(b)	2,764,389
1,578,540	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.467%, 9/25/2046(b)	1,456,091

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$295,992	WaMu Mortgage Pass Through Certificates, Series 2006-AR17, Class 1A1A, 0.983%, 12/25/2046(b)	$259,537
3,416,154	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 2.220%, 1/25/2047(b)	3,072,906
486,722	Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 1A9, 4.532%, 10/25/2033(b)	484,854
2,057,786	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 4.904%, 2/25/2034(b)	2,059,537
739,913	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	749,774
867,028	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	870,045

		73,999,758

	ABS Other — 0.3%
2,008,735	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	2,054,574
730,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	736,684
425,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	425,770
743,357	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	762,317

		3,979,345

	Aerospace & Defense — 1.2%
9,203,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A(c)	7,623,130
2,335,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,120,409
5,905,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A(c)	5,137,350

		14,880,889

	Airlines — 2.2%
2,180,000	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.125%, 11/15/2026, 144A	2,174,550
2,900,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	2,740,500
2,890,000	British Airways PLC, 4.625%, 6/20/2024, 144A	2,884,581
2,890,000	British Airways PLC, 5.625%, 6/20/2020, 144A	2,918,900
680,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	678,300
505,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	510,050
965,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	974,650
2,289,043	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	2,546,561
113,709	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	117,404

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$1,985,088	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	$2,244,142
5,003,536	Doric Nimrod Air Finance Alpha Ltd., Pass Through Trust, Series 2012-1, Class A, 5.125%, 11/30/2024, 144A(c)	5,003,536
1,802,827	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	2,037,195
1,612,090	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	1,692,695

		26,523,064

	Automotive — 2.3%
3,000,000	Ford Credit Canada Ltd., 4.875%, 3/17/2014, (CAD)(c)	2,909,775
5,250,000	Ford Motor Credit Co. LLC, 1.525%, 5/09/2016(b)	5,286,703
10,650,000	Toyota Motor Credit Corp., 0.564%, 5/17/2016(b)	10,631,767
8,500,000	Toyota Motor Credit Corp., MTN, 0.424%, 3/10/2015(b)(c)	8,492,962

		27,321,207

	Banking — 6.1%
15,025,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)(c)	6,194,904
2,484,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)(c)	4,815,943
3,950,000	Barclays Bank PLC, EMTN, 6.000%, 1/14/2021, (EUR)(c)	5,561,083
9,320,000	Intesa Sanpaolo S.p.A., 6.500%, 2/24/2021, 144A(c)	9,386,843
9,280,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)(c)	6,905,902
5,285,000	Lloyds TSB Bank PLC, EMTN, 6.500%, 3/24/2020, (EUR)(c)	7,537,201
11,135,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(c)	10,595,732
4,500,000	Societe Generale, S.A., (fixed rate to 9/04/2019, variable rate thereafter), 9.375%, 9/29/2049, (EUR)(c)	6,413,878
6,600,000	Standard Chartered PLC, 3.950%, 1/11/2023, 144A(c)	6,139,624
7,420,000	UniCredit S.p.A., EMTN, 6.950%, 10/31/2022, (EUR)(c)	9,891,022

		73,442,132

	Building Materials — 0.7%
155,000	American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/2021, 144A	152,288
965,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	933,638
800,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	716,000
3,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	1,563,775
4,675,000	Owens Corning, 4.200%, 12/15/2022	4,530,014

		7,895,715

	Chemicals — 0.9%
3,170,000	Hercules, Inc., 6.500%, 6/30/2029(c)	2,757,900
2,625,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	2,506,875
5,630,000	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 8/01/2019, 144A(c)(d)	5,630,000

		10,894,775

	Collateralized Mortgage Obligations — 0.1%
35,249,102	Government National Mortgage Association, Series 2010-83, Class IO, 0.757%, 7/16/2050(b)(e)	1,466,433

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities — 3.0%
$950,000	Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class E, 6.060%, 5/11/2039, 144A(b)	$961,709
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 5.732%, 4/15/2044, 144A(b)(c)	4,622,574
2,765,000	Citigroup Commercial Mortgage Trust, 3.635%, 5/10/2035, 144A	2,402,780
2,376,607	CW Capital Cobalt Ltd., Series 2006-C1, Class AM, 5.254%, 8/15/2048(c)	2,489,028
5,109,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.728%, 11/10/2046, 144A(b)(c)	4,890,524
1,300,000	Del Coronado Trust, Series 2013-HDMZ, Class M, 5.193%, 3/15/2018, 144A(b)	1,306,760
3,430,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.171%, 12/05/2031, 144A(b)(c)	3,415,189
4,340,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.982%, 8/10/2045(b)(c)	4,172,302
1,520,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	1,521,441
984,752	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-JWMZ, Class M, 6.193%, 4/15/2018, 144A(b)	1,002,871
1,300,000	Morgan Stanley Capital I, Series 2011-C1, Class E, 5.420%, 9/15/2047, 144A(b)	1,219,449
2,125,000	Morgan Stanley Capital I, Series 2011-C2, Class E, 5.493%, 6/15/2044, 144A(b)	1,986,860
1,325,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.763%, 4/12/2049(b)	1,410,326
5,175,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.646%, 2/15/2044, 144A(b)(c)	4,930,191

		36,332,004

	Construction Machinery — 1.5%
17,660,000	Caterpillar Financial Services Corp., MTN, 0.513%, 2/26/2016(b)(c)	17,646,508

	Consumer Cyclical Services — 0.2%
3,025,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	2,869,969

	Diversified Manufacturing — 1.1%
3,000,000	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 5/15/2019, 144A	3,060,000
1,100,000	Milacron LLC/Mcron Finance Corp., 7.750%, 2/15/2021, 144A	1,097,250
11,090,000	Ottawa Holdings Pte Ltd., 5.875%, 5/16/2018, 144A	9,426,500

		13,583,750

	Electric — 1.1%
4,205,000	Cia de Eletricidade do Estado da Bahia, 11.750%, 4/27/2016, 144A, (BRL)	1,875,087
3,300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,047,557
800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	801,116
5,510,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/2020, 144A(c)	6,019,675
2,225,766	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(d)	1,880,772

		13,624,207

	Financial Other — 0.4%
1,625,000	Aviation Capital Group Corp., 4.625%, 1/31/2018, 144A	1,599,764
2,390,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	2,517,047

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Financial Other — continued
$400,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	$351,000

		4,467,811

	Food & Beverage — 2.0%
800,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	740,000
850,000	BRF S.A., 3.950%, 5/22/2023, 144A	748,000
4,600,000	BRF S.A., 5.875%, 6/06/2022, 144A(c)	4,720,980
10,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	4,186,703
2,300,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	980,516
3,500,000	General Mills, Inc., Series FRN, 0.576%, 1/29/2016(b)(c)	3,495,608
9,740,000	Hawk Acquisition Sub, Inc., 4.250%, 10/15/2020, 144A(c)	9,313,875

		24,185,682

	Government Owned – No Guarantee — 2.7%
8,000,000	Gazprom Neft OAO Via GPN Capital S.A., 4.375%, 9/19/2022, 144A(c)	7,326,800
9,510,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	8,723,922
700,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(c)	5,715,091
12,005,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 3/06/2022, 144A(c)	11,122,632

		32,888,445

	Government Sponsored — 0.3%
1,410,000	EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	1,307,670
2,275,000	Eksportfinans ASA, 2.000%, 9/15/2015	2,184,000
55,000	Eksportfinans ASA, 2.375%, 5/25/2016	52,663

		3,544,333

	Healthcare — 1.0%
10,900,000	Baxter International, Inc., 0.445%, 12/11/2014(b)	10,896,796
450,000	Owens & Minor, Inc., 6.350%, 4/15/2016	488,131

		11,384,927

	Home Construction — 0.1%
1,920,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(f)	652,800

	Independent Energy — 2.0%
2,335,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	1,330,950
670,000	Halcon Resources Corp., 8.875%, 5/15/2021	649,900
2,660,000	Halcon Resources Corp., 9.750%, 7/15/2020	2,653,350
10,940,000	Newfield Exploration Co., 5.625%, 7/01/2024(c)	10,611,800
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	2,163,400
5,575,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(c)	1,756,125
4,670,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	4,436,500

		23,602,025

	Industrial Other — 0.5%
5,900,000	Steelcase, Inc., 6.375%, 2/15/2021(c)	6,372,850

	Integrated Energy — 0.8%
9,710,000	Sasol Financing International PLC, 4.500%, 11/14/2022(c)	8,981,750

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — 2.1%
8,600,000	Assicurazioni Generali S.p.A., EMTN, (fixed rate to 12/12/2022, variable rate thereafter), 7.750%, 12/12/2042, (EUR)(c)	$11,865,836
9,263,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A(c)	9,008,268
3,300,000	MetLife Capital Trust IV, 7.875%, 12/15/2067, 144A(c)	3,929,993

		24,804,097

	Local Authorities — 1.1%
11,978,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)(c)	12,637,069

	Lodging — 0.3%
2,105,000	Host Hotels & Resorts LP, 5.250%, 3/15/2022	2,179,633
1,050,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/2023	962,407

		3,142,040

	Media Cable — 0.6%
2,450,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 1/31/2022	2,554,125
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 12/19/2049, 144A	4,040,000

		6,594,125

	Media Non-Cable — 1.9%
11,855,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014(c)	11,528,987
5,480,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023, 144A	5,151,200
745,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	750,588
5,355,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A(c)	5,408,550

		22,839,325

	Metals & Mining — 5.6%
5,700,000	Anglo American Capital PLC, 4.125%, 9/27/2022, 144A(c)	5,383,519
2,940,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022(c)	2,599,677
9,545,000	ArcelorMittal, 7.250%, 3/01/2041(c)	8,924,575
11,100,000	Glencore Funding LLC, 4.125%, 5/30/2023, 144A	9,899,912
4,910,000	Hecla Mining Co., 6.875%, 5/01/2021, 144A	4,554,025
7,435,000	IAMGOLD Corp., 6.750%, 10/01/2020, 144A(c)	6,282,575
11,775,000	Newcrest Finance Pty Ltd., 4.200%, 10/01/2022, 144A(c)	10,152,028
12,220,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A(c)	10,936,900
1,370,000	Teck Resources Ltd., 5.200%, 3/01/2042	1,162,008
2,450,000	Teck Resources Ltd., 5.400%, 2/01/2043(c)	2,144,826
5,550,000	Vedanta Resources PLC, 7.125%, 5/31/2023, 144A	5,244,750

		67,284,795

	Non-Captive Consumer — 0.2%
3,145,000	Springleaf Finance Corp., 6.000%, 6/01/2020, 144A	2,814,775

	Non-Captive Diversified — 1.3%
4,700,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%, 12/29/2049(c)	5,311,000
9,600,000	General Electric Capital Corp., Series B, (fixed rate to 12/15/2022, variable rate thereafter), 6.250%, 12/29/2049(c)	10,200,000

		15,511,000

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — 1.3%
$2,900,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	$2,900,000
10,200,000	Lukoil International Finance BV, 4.563%, 4/24/2023, 144A(c)	9,486,000
3,630,933	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023, 144A(c)	3,594,624

		15,980,624

	Pharmaceuticals — 1.2%
9,125,000	Mallinckrodt International Finance S.A., 4.750%, 4/15/2023, 144A(c)	8,692,520
2,085,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	2,061,544
2,975,000	VPII Escrow Corp., 7.500%, 7/15/2021, 144A	3,079,125

		13,833,189

	Pipelines — 0.3%
3,825,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A(c)	4,098,885

	Retailers — 0.2%
2,000,000	Toys R Us Property Co. II LLC, 8.500%, 12/01/2017	2,077,500

	Sovereigns — 0.2%
7,091,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,923,665

	Supermarket — 0.4%
5,073,000	SUPERVALU, Inc., 6.750%, 6/01/2021, 144A	4,717,890

	Technology — 1.8%
3,840,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029(c)	2,908,800
4,650,000	First Data Corp., 10.625%, 6/15/2021, 144A	4,591,875
2,675,000	Hewlett-Packard Co., 4.650%, 12/09/2021	2,675,246
4,005,000	Ingram Micro, Inc., 5.000%, 8/10/2022(c)	4,005,288
4,900,000	Jabil Circuit, Inc., 4.700%, 9/15/2022	4,716,250
2,650,000	VeriSign, Inc., 4.625%, 5/01/2023, 144A	2,570,500

		21,467,959

	Treasuries — 5.8%
4,150,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(c)	8,229,751
2,965,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	4,140,856
696,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	5,663,633
465,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	3,772,018
1,958,800(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	16,281,315
325,500(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(c)	2,875,401
7,550,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)(c)	8,389,500
5,460,000	Portugal Obrigacoes do Tesouro OT, 5.650%, 2/15/2024, 144A, (EUR)(c)	6,610,226
2,560,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	3,373,476
1,280,000	Spain Government Bond, 4.650%, 7/30/2025, (EUR)	1,621,726
70,766,908	Uruguay Government International Bond, 4.250%, 4/05/2027, (UYU)(c)	3,960,890
68,741,763	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	3,910,523

		68,829,315

	Wirelines — 3.1%
8,335,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A(c)	7,574,848
2,315,000	Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	2,187,675
4,325,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	5,207,411
7,800,000	OI European Group BV, 9.750%, 9/15/2016, 144A, (BRL)	3,233,468

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$7,594,000	Qwest Corp., 7.200%, 11/10/2026(c)	$7,631,970
2,800,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,539,051
850,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	837,100
2,237,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	2,270,108
250,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	256,275
525,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	541,246
2,000,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	2,195,786
1,500,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)(c)	2,345,692

		36,820,630

	Total Non-Convertible Bonds (Identified Cost $793,947,716)	766,917,262

Convertible Bonds — 3.2%
	Automotive — 0.4%
1,610,000	Ford Motor Co., 4.250%, 11/15/2016(c)	2,909,069
755,000	TRW Automotive, Inc., 3.500%, 12/01/2015	1,718,097

		4,627,166

	Independent Energy — 0.4%
425,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	421,813
4,060,000	Cobalt International Energy, Inc., 2.625%, 12/01/2019	4,306,137

		4,727,950

	Metals & Mining — 0.3%
2,515,000	Peabody Energy Corp., 4.750%, 12/15/2066	1,746,353
1,840,000	United States Steel Corp., 2.750%, 4/01/2019	1,815,850

		3,562,203

	Oil Field Services — 0.2%
2,010,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019, 144A	2,437,125

	Pharmaceuticals — 0.6%
2,210,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	5,001,506
750,000	Mylan, Inc., 3.750%, 9/15/2015	1,777,500

		6,779,006

	Technology — 1.3%
1,330,000	Ciena Corp., 3.750%, 10/15/2018, 144A	1,664,163
1,440,000	EMC Corp., Series B, 1.750%, 12/01/2013	2,127,600
2,085,000	Intel Corp., 3.250%, 8/01/2039	2,657,072
2,320,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	3,701,850
1,825,000	Nuance Communications, Inc., 2.750%, 11/01/2031	1,879,750
1,675,000	SanDisk Corp., 1.500%, 8/15/2017	2,232,984
1,015,000	Xilinx, Inc., 2.625%, 6/15/2017	1,450,181

		15,713,600

	Total Convertible Bonds (Identified Cost $36,713,172)	37,847,050

	Total Bonds and Notes (Identified Cost $830,660,888)	804,764,312

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Senior Loans — 13.3%
	Aerospace & Defense — 0.2%
$646,750	Sequa Corporation, New Term Loan B, 5.250%, 12/19/2017(b)	$647,287
584,065	Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/2019(b)	592,826
699,000	Transdigm, Inc., Term Loan C, 2/28/2020(g)	689,011

		1,929,124

	Airlines — 0.2%
2,846,000	US Airways Group, Inc., Term Loan B1, 4.250%, 5/23/2019(b)	2,809,230

	Automotive — 0.8%
148,727	Affinia Group Intermediate Holdings, Inc., Term Loan B1, 3.500%, 4/25/2016(b)	148,727
669,273	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 4/27/2020(b)	666,763
4,120,000	Chrysler Group LLC, New Term Loan B, 5/24/2017(g)	4,140,600
1,163,000	Navistar International Corporation, Term Loan B, 5.750%, 8/17/2017(b)	1,163,000
2,583,525	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/27/2019(b)	2,607,758
231,253	Transtar Holding Company, 1st Lien Term Loan, 5.500%, 10/09/2018(b)	232,120

		8,958,968

	Banking — 0.2%
1,978,393	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.445%, 6/30/2017(b)	1,899,257

	Building Materials — 0.4%
1,822,000	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(b)	1,806,968
325,540	CPG International, Inc., Term Loan, 5.750%, 9/18/2019(b)	325,866
2,832,883	Wilsonart International Holdings LLC, Term Loan B, 4.000%, 10/31/2019(b)	2,806,905

		4,939,739

	Chemicals — 0.6%
578,727	AI Chem & Cy S.C.A., Term Loan B1, 4.500%, 10/03/2019(b)	575,109
300,273	AI Chem & Cy S.C.A., Term Loan B2, 4.500%, 10/03/2019(b)	298,397
1,628,000	Arysta LifeScience Corporation, 1st Lien Term Loan, 4.500%, 5/29/2020(b)	1,610,711
948,000	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	943,857
295,000	Kronos Worldwide, Inc., Term Loan B, 7.000%, 6/13/2018(b)	295,000
1,200,000	MacDermid, Inc., 1st Lien Term Loan, 4.000%, 6/05/2020(b)	1,191,504
658,266	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(b)	647,773
1,241,760	Taminco NV, USD Term Loan B2, 4.250%, 2/15/2019(b)	1,242,021
781,070	Tronox Pigments (Netherlands) B.V., 2013 Term Loan, 4.500%, 3/19/2020(b)	783,554

		7,587,926

	Consumer Cyclical Services — 0.1%
92,239	Instant Web, Inc., Delayed Draw Term Loan, 3.570%, 8/07/2014(b)	65,259
879,359	Instant Web, Inc., Term Loan B, 3.570%, 8/07/2014(b)	622,146
623,000	Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/2019(b)	619,499

		1,306,904

	Consumer Products — 0.6%
966,578	Serta Simmons Holdings LLC, Term Loan, 5.003%, 10/01/2019(h)	965,611
2,316,088	SRAM LLC, New Term Loan B, 4.008%, 4/10/2020(h)	2,290,031
2,838,406	Tempur-Pedic International, Inc., Refi Term Loan B, 3.500%, 3/18/2020(b)	2,811,214
1,456,574	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	1,385,304

		7,452,160

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 0.3%
$599,985	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(b)	$596,235
1,211,963	Doncaster US Finance LLC, USD Term Loan, 5.500%, 4/09/2020(b)	1,208,932
2,223,696	Edwards (Cayman Islands II) Limited, New Term Loan B, 4.750%, 3/26/2020(b)	2,220,917

		4,026,084

	Electric — 0.5%
1,851,000	Calpine Construction Finance Company LP, Original Term Loan B1, 3.000%, 5/04/2020(b)	1,821,699
620,313	Calpine Corporation, Term Loan B3, 4.000%, 10/09/2019(b)	619,152
1,186,846	Dynegy Holdings, Inc., Term Loan B2, 4.000%, 4/23/2020(b)	1,177,209
2,807,963	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(b)	2,778,142

		6,396,202

	Entertainment — 0.2%
1,925,000	Kasima LLC, New Term Loan B, 3.250%, 5/17/2021(b)	1,915,375
374,049	WMG Acquisition Corp., Delayed Draw Term Loan 1, 7/01/2020(g)	369,063
57,951	WMG Acquisition Corp., Delayed Draw Term Loan 2, 7/01/2020(g)	57,179
449,321	WMG Acquisition Corp., New Term Loan, 3.750%, 7/01/2020(b)	445,950

		2,787,567

	Environmental — 0.1%
977,000	Allflex Holdings II, Inc., New 1st Lien Term Loan, 7/20/2020(g)	975,779

	Financial Other — 0.2%
1,094,000	Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 4/23/2020(b)	1,095,367
747,909	Harbourvest Partners LLC, Term Loan B, 4.750%, 11/21/2017(b)	751,649
925,000	Nuveen Investments, Inc., New Term Loan, 4.195%, 5/13/2017(b)	916,620

		2,763,636

	Food & Beverage — 0.8%
799,995	Dole Food Company, Inc., New Term Loan, 3.752%, 4/01/2020(h)	795,139
313,816	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(b)	321,662
2,629,000	HJ Heinz Co., Term Loan B2, 3.500%, 6/07/2020(b)	2,626,003
1,628,000	Hostess Brands, Inc., Term Loan, 6.750%, 4/09/2020(b)	1,655,139
725,183	Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 4/29/2020(b)	719,743
2,852,000	US Foods, Inc., Refi Term Loan, 4.500%, 3/29/2019(b)	2,817,776

		8,935,462

	Gaming — 0.2%
2,756,150	MGM Resorts International, Term Loan B, 3.500%, 12/20/2019(b)	2,735,479

	Healthcare — 0.4%
2,445,000	Apria Healthcare Group I, Term Loan, 6.750%, 4/05/2020(b)	2,444,242
265,000	TriZetto Group, Inc., (The), 2nd Lien Term Loan D, 8.500%, 3/28/2019(b)	262,350
1,285,302	TriZetto Group, Inc., (The), Term Loan B, 4.750%, 5/02/2018(b)	1,277,268
397,005	United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 4/03/2019(b)	394,774

		4,378,634

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Industrial Other — 0.7%
$1,107,225	Apex Tool Group LLC, Term Loan B, 4.500%, 1/31/2020(b)	$1,106,118
240,121	Brand Energy & Infrastructure Services, Inc., Term Loan 1 Canadian, 6.250%, 10/23/2018(b)	241,322
1,000,504	Brand Energy & Infrastructure Services, Inc., USD Term Loan B1, 6.250%, 10/23/2018(b)	1,005,506
2,840,000	Generac Power Systems, Inc., Term Loan B, 3.500%, 5/29/2020(b)	2,815,150
552,225	Mirror Bidco Corp., USD Term Loan, 5.250%, 12/27/2019(b)	551,535
1,959,958	Pinnacle Operating Corp., Term Loan, 4.750%, 11/06/2018(b)	1,953,216
368,150	WESCO Distribution, Inc., Term Loan B, 4.500%, 12/12/2019(b)	368,382

		8,041,229

	Media Cable — 0.9%
1,968,000	Charter Communications Operating LLC, Term Loan E, 7/01/2020(g)	1,941,865
1,309,000	Charter Communications Operating LLC, Term Loan F, 3.000%, 1/04/2021(b)	1,296,093
2,855,000	CSC Holdings, Inc., New Term Loan B, 2.695%, 4/17/2020(b)	2,819,312
1,410,000	Virgin Media Investment Holdings Limited, USD Term Loan B, 6/05/2020(g)	1,393,165
1,885,000	Virgin Media Investment Holdings Limited, USD Term Loan B, 3.500%, 6/05/2020(b)	1,862,493
671,000	Weather Channel, 2nd Lien Term Loan, 12/11/2020(g)	674,355
947,625	WideOpenWest Finance LLC, Term Loan B, 4.750%, 4/01/2019(b)	948,810

		10,936,093

	Media Non-Cable — 0.1%
1,135,295	Getty Images, Inc., Term Loan B, 4.750%, 10/18/2019(b)	1,120,627

	Metals & Mining — 1.3%
694,739	Arch Coal, Inc., Term Loan B, 5.750%, 5/16/2018(b)	691,050
1,879,457	Essar Steel Algoma, Inc., ABL Term Loan, 8.750%, 9/19/2014(b)	1,906,483
1,334,503	Fairmount Minerals Ltd., New Term Loan B, 5.250%, 3/15/2017(b)	1,332,501
2,811,753	FMG America Finance, Inc., Term Loan, 5.250%, 10/18/2017(b)	2,792,858
1,362,155	Metal Services LLC, Term Loan, 7.750%, 6/30/2017(b)	1,365,560
117,000	Murray Energy Corporation, New Term Loan B, 4.750%, 5/24/2019(b)	115,976
2,610,000	Patriot Coal Corporation, DIP First-Out Term Loan, 10/04/2013(g)	2,581,734
3,183,750	Patriot Coal Corporation, DIP First-Out Term Loan, 9.250%, 10/04/2013(b)	3,149,270
704,406	Preferred Proppants LLC, Term Loan B, 9.000%, 12/15/2016(b)	665,664
560,185	Tube City IMS Corporation, Term Loan, 4.750%, 3/20/2019(b)	560,185

		15,161,281

	Non-Captive Consumer — 0.2%
2,905,000	Springleaf Financial Funding Company, Term Loan, 5/10/2017(g)	2,905,000

	Oil Field Services — 0.2%
1,454,000	Pacific Drilling S.A., Term Loan B, 4.500%, 6/04/2018(b)	1,447,093
340,000	Pinnacle Holdco S.A.R.L., 2nd Lien Term Loan, 10.500%, 7/24/2020(b)	341,700
650,000	Stallion Oilfield Services Ltd., Term Loan B, 8.000%, 6/19/2018(b)	651,625

		2,440,418

	Packaging — 0.2%
1,720,000	Berlin Packaging LLC, 1st Lien Term Loan, 4.750%, 4/02/2019(b)	1,720,000
1,080,000	Pact Group Pty Ltd., Term Loan B, 3.750%, 5/29/2020(b)	1,071,900

		2,791,900

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 0.5%
$2,378,933	inVentiv Health, Inc., Combined Term Loan, 7.500%, 8/04/2016(b)	$2,331,354
1,526,612	Quintiles Transnational Corp., New Term Loan B, 4.500%, 6/08/2018(b)	1,523,559
2,040,000	Valeant Pharmaceuticals International, Inc., Term Loan E, 8/05/2020(g)	2,032,860

		5,887,773

	Pipelines — 0.1%
1,172,893	NGPL PipeCo LLC, Term Loan B, 6.750%, 9/15/2017(b)	1,162,630

	Property & Casualty Insurance — 0.2%
1,164,150	AmWINS Group, Inc., New Term Loan, 5.000%, 9/06/2019(b)	1,166,094
330,000	Applied Systems, Inc., 2nd Lien Term Loan, 8.250%, 6/08/2017(b)	331,033
1,115,000	Cooper Gay Swett & Crawford Ltd., 2nd Lien Term Loan, 10/16/2020(g)	1,115,000

		2,612,127

	Restaurants — 0.1%
690,000	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(b)	696,900
538,000	Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.500%, 5/14/2020(b)	535,310

		1,232,210

	Retailers — 0.3%
2,940,000	JC Penney Corp., Inc., 1st Lien Term Loan, 6.000%, 5/21/2018(b)	2,942,087

	Supermarkets — 0.5%
635,000	Acosta, Inc., Term Loan D, 5.000%, 3/02/2018(b)	637,908
2,155,000	Sprouts Farmers Markets Holdings LLC, New Term Loan, 4.500%, 4/23/2020(b)	2,149,613
3,348,769	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(b)	3,323,185

		6,110,706

	Technology — 1.1%
3,104,400	Alcatel-Lucent USA, Inc., EUR Term Loan D, 7.500%, 1/30/2019, (EUR)(b)	4,044,194
980,000	Alcatel-Lucent USA, Inc., USD Term Loan C, 1/30/2019(g)	987,762
2,113,753	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(b)	2,130,494
1,872,800	Blackboard, Inc., Term Loan B2, 6.250%, 10/04/2018(b)	1,888,026
471,630	Deltek, Inc., 1st Lien Term Loan, 5.000%, 10/10/2018(b)	469,470
1,008,930	NXP B.V., Term Loan C, 4.750%, 1/11/2020(b)	1,021,229
850,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(b)	845,045
453,720	SunGard Data Systems, Inc., Term Loan D, 4.500%, 1/31/2020(b)	454,573
952,613	SunGard Data Systems, Inc., Term Loan E, 4.000%, 3/08/2020(b)	950,945
324,188	Verint Systems, Inc., New Term Loan B, 4.000%, 9/06/2019(b)	323,918

		13,115,656

	Transportation Services — 0.0%
515,410	FleetPride Corporation, 1st Lien Term Loan, 5.250%, 11/19/2019(b)	499,948

	Utility Other — 0.1%
461,000	Power Team Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	455,238
380,000	Sensus USA, Inc., 2nd Lien Term Loan, 8.500%, 5/09/2018(b)	376,200

		831,438

	Wireless — 0.4%
1,722,345	Asurion LLC, New Term Loan B1, 4.500%, 5/24/2019(b)	1,704,691
935,000	Asurion LLC, New Term Loan B2, 7/08/2020(g)	901,499

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$1,600,000	Securus Technologies Holdings, Inc., Term Loan, 4.750%, 4/17/2020(b)	$1,585,008

		4,191,198

	Wirelines — 0.6%
2,892,750	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	2,827,663
478,800	Integra Telecom, Inc., 1st Lien Term Loan, 5.250%, 2/22/2019(b)	478,561
1,440,000	Level 3 Financing, Inc., Term Loan, 4.750%, 8/01/2019(b)	1,438,646
1,701,000	Light Tower Fiber LLC, 1st Lien Term Loan, 4.500%, 4/13/2020(b)	1,687,188
816,812	Zayo Group LLC, Term Loan B, 4.500%, 7/02/2019(b)	815,448

		7,247,506

	Total Senior Loans (Identified Cost $159,721,544)	159,111,978

Shares
Preferred Stocks — 4.4%
Convertible Preferred Stocks — 2.4%
	Automotive — 0.3%
72,200	General Motors Co., Series B, 4.750%(c)	3,477,152

	Banking — 0.3%
1,388	Bank of America Corp., Series L, 7.250%	1,541,374
2,240	Wells Fargo & Co., Series L, Class A, 7.500%(c)	2,674,560

		4,215,934

	Independent Energy — 0.4%
1,500	Chesapeake Energy Corp., Series A, 5.750%, 144A	1,538,437
8,606	SandRidge Energy, Inc., 7.000%	737,427
20,904	SandRidge Energy, Inc., 8.500%	2,001,558

		4,277,422

	Metals & Mining — 0.6%
124,850	ArcelorMittal, 6.000%	2,343,434
282,067	Cliffs Natural Resources, Inc., 7.000%	5,003,869

		7,347,303

	Non-Captive Diversified — 0.3%
56,286	iStar Financial, Inc., Series J, 4.500%	3,039,444

	REITs – Diversified — 0.5%
114,300	Weyerhaeuser Co., Series A, 6.375%	5,830,443

	REITs – Healthcare — 0.0%
8,000	Health Care REIT, Inc., Series I, 6.500%	496,720

	Total Convertible Preferred Stocks (Identified Cost $28,615,104)	28,684,418

Non-Convertible Preferred Stocks — 2.0%
	Banking — 1.7%
11,591	Ally Financial, Inc., Series G, 7.000%, 144A	11,016,884
148,056	Capital One Financial Corp., Series B, 6.000%(c)	3,648,100

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Banking — continued
247,273	SunTrust Banks, Inc., 5.875%(c)	$5,875,206

		20,540,190

	Non-Captive Diversified — 0.3%
102,000	Montpelier Re Holdings Ltd., 8.875%(c)	2,772,360

	Total Non-Convertible Preferred Stocks (Identified Cost $23,431,245)	23,312,550

	Total Preferred Stocks (Identified Cost $52,046,349)	51,996,968

Common Stocks — 3.4%
	Chemicals — 0.4%
65,453	Dow Chemical Co. (The)	2,105,623
24,216	Rockwood Holdings, Inc.	1,550,550
54,452	Tronox Ltd., Class A	1,097,208

		4,753,381

	Commercial Banks — 0.1%
18,731	HSBC Holdings PLC, Sponsored ADR	972,139

	Diversified Financial Services — 0.2%
39,821	JPMorgan Chase & Co.	2,102,151

	Diversified Telecommunication Services — 0.6%
58,003	AT&T, Inc.	2,053,306
87,030	Deutsche Telekom AG, Sponsored ADR	1,014,770
35,730	Orange S.A., Sponsored ADR	337,648
83,776	Telefonica S.A., Sponsored ADR(f)	1,073,171
43,618	Verizon Communications, Inc.	2,195,730

		6,674,625

	Food & Staples Retailing — 0.1%
13,873	Wal-Mart Stores, Inc.	1,033,400

	Industrial Conglomerates — 0.0%
5,425	Siemens AG, Sponsored ADR	549,607

	Machinery — 0.1%
76,802	Komatsu Ltd., Sponsored ADR	1,781,038

	Metals & Mining — 0.1%
14,780	Barrick Gold Corp.	232,637
13,184	Goldcorp, Inc.	326,041
10,918	Newmont Mining Corp.	326,994

		885,672

	Office Electronics — 0.0%
12,269	Canon, Inc., Sponsored ADR	403,282

	Oil, Gas & Consumable Fuels — 0.6%
16,420	Chevron Corp.	1,943,143
17,200	ExxonMobil Corp.	1,554,020
21,700	Royal Dutch Shell PLC, ADR	1,384,460

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
39,804	Statoil ASA, Sponsored ADR	$823,545
40,268	Total S.A., Sponsored ADR	1,961,051

		7,666,219

	Pharmaceuticals — 0.3%
24,755	Bristol-Myers Squibb Co.	1,106,301
10,500	GlaxoSmithKline PLC, Sponsored ADR	524,685
48,626	Pfizer, Inc.	1,362,014

		2,993,000

	Semiconductors & Semiconductor Equipment — 0.3%
19,771	KLA-Tencor Corp.	1,101,838
65,920	Texas Instruments, Inc.	2,298,630

		3,400,468

	Software — 0.0%
16,290	Microsoft Corp.	562,494

	Textiles, Apparel & Luxury Goods — 0.1%
10,168	NIKE, Inc., Class B	647,498

	Tobacco — 0.2%
29,055	Altria Group, Inc.	1,016,634
9,290	British American Tobacco PLC, Sponsored ADR	956,313
5,330	Philip Morris International, Inc.	461,685

		2,434,632

	Trading Companies & Distributors — 0.1%
26,589	Mitsubishi Corp., Sponsored ADR	916,257
3,235	Mitsui & Co. Ltd., Sponsored ADR	816,611

		1,732,868

	Wireless Telecommunication Services — 0.2%
75,054	Vodafone Group PLC, Sponsored ADR	2,157,052

	Total Common Stocks (Identified Cost $40,938,417)	40,749,526

Notional Amount
Purchased Swaptions — 0.5%
	Interest Rate Swaptions — 0.5%
$63,000,000	2-year Interest Rate Swap Put, expiring 6/23/2014, Pay 3-month LIBOR, Receive 1.12%(i)	407,799
83,500,000	5-year Interest Rate Swap Put, expiring 10/03/2013, Pay 3-month LIBOR, Receive 1.171%(i)	62,207
114,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3.518%, Receive 3-month LIBOR(i)	5,500,351

	Total Purchased Swaptions (Identified Cost $6,757,383)	5,970,357

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
Purchased Options — 0.1%
	Options on Securities – 0.1%
2,174,800	Financial Select Sector SPDR® Fund, Put expiring August 17, 2013 at 18	$391,464
98,000	iShares Russell 2000 Value Index Fund ETF, Put expiring August 17, 2013 at 94	187,180
232,800	SPDR® S&P 500® ETF Trust, Put expiring August 17, 2013 at 157	598,296

	Total Purchased Options (Identified Cost $1,380,226)	1,176,940

Principal Amount (‡)
Short-Term Investments — 12.1%
$532,179	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $532,179 on 7/01/2013 collateralized by $595,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $560,481 including accrued interest (Note 2 of Notes to Financial Statements)	532,179
137,748,368	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $137,748,368 on 7/01/2013 collateralized by $80,000,000 Federal Home Loan Mortgage Corp., 2.500% due 10/17/2019 valued at $80,400,000; $41,190,000 Federal Home Loan Mortgage Corp., 1.650% due 11/15/2019 valued at $39,748,350; $19,545,000 Federal Home Loan Mortgage Corp., 1.250% due 8/01/2019 valued at $18,738,769; $1,260,000 U.S. Treasury Bond, 5.250% due 2/15/2029 valued at $1,623,322 including accrued interest (Note 2 of Notes to Financial Statements)	137,748,368
7,000,000	U.S. Treasury Bills, 0.047% - 0.110%, 9/19/2013(j)(k)	6,999,454

	Total Short-Term Investments (Identified Cost $145,279,118)	145,280,001

	Total Investments — 101.1% (Identified Cost $1,236,783,925)(a)	1,209,050,082
	Other assets less liabilities — (1.1)%	(13,062,912)

	Net Assets — 100.0%	$1,195,987,170

Notional Amount
Written Swaptions — (0.3%)
	Interest Rate Swaptions – (0.3%)
$83,500,000	5-year Interest Rate Swap Put, expiring 10/03/2013, Pay 0.880%, Receive 3-month LIBOR(i)	$(3,758)
114,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3-month LIBOR, Receive 4.018%(i)	(3,650,718)

	Total Written Swaptions (Premiums Received $3,965,333)	$(3,654,476)

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At June 30, 2013, the net unrealized depreciation on investments based on a cost of $1,238,793,225 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$20,585,496
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(50,328,639)

	Net unrealized depreciation	$(29,743,143)

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements or interest rate swaptions.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	Non-income producing security.
(g)	Position is unsettled. Contract rate was not determined at June 30, 2013 and does not take effect until settlement date.
(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2013.
(i)	Counterparty is Citibank, N.A.
(j)	All or a portion of this security has been pledged as collateral for open forward foreign currency contracts and swap agreements, and as initial margin for open futures contracts.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $369,506,005 or 30.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipt

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

CLP	Chilean Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NZD	New Zealand Dollar
UYU	Uruguayan Peso

At June 30, 2013, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value (‡)		Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Bank of America, N.A.	Bank of Scotland PLC	(1.00%)	6/20/2017	4,475,000	*	$176,663	$(71,855)	$(248,518)	$(1,780)
Bank of America, N.A.	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	5,075,000		(35,989)	(51,837)	(15,848)	(1,551)
Bank of America, N.A.	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	1,000,000		(8,652)	(10,214)	(1,562)	(306)
Bank of America, N.A.	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	3,000,000		(15,194)	(30,642)	(15,448)	(917)
Bank of America, N.A.	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	1,500,000		(8,259)	(15,322)	(7,063)	(458)
Bank of America, N.A.	CDX.NA.IG Series 20, 5-Year	(1.00%)	6/20/2018	3,100,000		(14,772)	(19,044)	(4,272)	(947)
Bank of America, N.A.	CDX.NA.IG Series 20, 5-Year	(1.00%)	6/20/2018	7,000,000		(90,529)	(43,003)	47,526	(2,139)
Bank of America, N.A.	Dell, Inc.	(1.00%)	3/20/2018	4,000,000		398,829	430,631	31,802	(1,222)
Bank of America, N.A.	Dell, Inc.	(1.00%)	3/20/2018	2,500,000		244,684	269,144	24,460	(764)
Bank of America, N.A.	Electricite de France	(1.00%)	12/20/2017	3,700,000	*	10,727	(47,944)	(58,671)	(1,472)
Bank of America, N.A.	iTraxx Europe Crossover Series 18, 5-Year	(5.00%)	12/20/2017	3,875,000	*	88,088	(170,065)	(258,153)	(7,706)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	550,000	*	(60,674)	(79,273)	(18,599)	(1,094)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	500,000	*	(54,511)	(72,067)	(17,556)	(994)

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Buy Protection – continued
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value (‡)		Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	450,000	*	$(52,314)	$(64,859)	$(12,545)	$(895)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	1,500,000	*	(154,594)	(216,199)	(61,605)	(2,983)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	1,180,000	*	(167,045)	(170,077)	(3,032)	(2,347)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	5,000,000	*	(760,250)	(720,663)	39,587	(9,943)
Bank of America, N.A.	iTraxx Europe Sub Financial Series 19, 5-Year	(5.00%)	6/20/2018	6,500,000	*	(942,170)	(950,413)	(8,243)	(12,926)
Bank of America, N.A.	Textron Financial Corp.	(1.00%)	3/20/2017	975,000		(22,282)	(26,131)	(3,849)	(298)
Bank of America, N.A.	Textron Financial Corp.	(1.00%)	6/20/2017	1,250,000		(29,341)	(34,522)	(5,181)	(382)
Bank of America, N.A.	Westvaco Corp.	(1.00%)	9/20/2017	4,900,000		53,070	(12,286)	(65,356)	(1,497)
Citibank, N.A.	CDX.NA.HY Series 20, 5-Year	(5.00%)	6/20/2018	5,000,000		(267,745)	(151,348)	116,397	(7,639)
Citibank, N.A.	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	3,400,000		(15,597)	(34,728)	(19,131)	(1,039)
Citibank, N.A.	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	3,000,000		(14,888)	(30,643)	(15,755)	(917)
Credit Suisse International	CDX.NA.HY Series 20, 5-Year	(5.00%)	6/20/2018	7,000,000		(208,634)	(211,886)	(3,252)	(10,694)
Credit Suisse International	CDX.NA.HY Series 20, 5-Year	(5.00%)	6/20/2018	14,150,000		(422,628)	(428,313)	(5,685)	(24,840)
Credit Suisse International	CDX.NA.HY Series 20, 5-Year	(5.00%)	6/20/2018	4,500,000		(223,660)	(136,213)	87,447	(6,875)

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Buy Protection – continued
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value (‡)		Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Credit Suisse International	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	9,000,000		$(79,085)	$(91,928)	$(12,843)	$(2,750)
Credit Suisse International	CDX.NA.IG Series 19, 5-Year	(1.00%)	12/20/2017	3,000,000		(11,626)	(30,643)	(19,017)	(917)
Credit Suisse International	CDX.NA.IG Series 20, 5-Year	(1.00%)	6/20/2018	3,300,000		(14,143)	(20,273)	(6,130)	(1,008)
Credit Suisse International	Freescale Semiconductor, Inc.	(5.00%)	3/20/2018	4,275,000		202,629	30,938	(171,691)	(6,531)
Credit Suisse International	Freescale Semiconductor, Inc.	(5.00%)	3/20/2018	3,125,000		151,978	22,616	(129,362)	(4,774)
Credit Suisse International	General Mills, Inc.	(1.00%)	6/20/2018	9,100,000		(233,846)	(267,413)	(33,567)	(2,781)
Credit Suisse International	HJ Heinz Co.	(1.00%)	3/20/2018	7,650,000		234,648	170,219	(64,429)	(2,338)
Credit Suisse International	iTraxx Europe Sub Financial Series 18, 5-Year	(5.00%)	12/20/2017	4,400,000	*	(408,518)	(634,183)	(225,665)	(8,750)
Deutsche Bank AG	Aramark Corp.	(5.00%)	3/20/2018	2,100,000		(193,573)	(218,909)	(25,336)	(3,208)
Deutsche Bank AG	Aramark Corp.	(5.00%)	3/20/2018	2,100,000		(196,561)	(218,910)	(22,349)	(3,208)
Deutsche Bank AG	Aramark Corp.	(5.00%)	3/20/2018	3,800,000		(364,398)	(396,121)	(31,723)	(5,806)
Deutsche Bank AG	Boston Scientific Corp.	(1.00%)	9/20/2017	4,900,000		63,003	(74,118)	(137,121)	(1,497)
Deutsche Bank AG	CDX.NA.HY Series 20, 5-Year	(5.00%)	6/20/2018	15,000,000		(926,373)	(454,043)	472,330	(22,917)
Deutsche Bank AG	Dell, Inc.	(1.00%)	3/20/2018	6,000,000		782,880	645,947	(136,933)	(1,833)
Morgan Stanley Capital Services Inc.	Textron Financial Corp.	(1.00%)	3/20/2017	2,000,000		(43,434)	(53,600)	(10,166)	(611)
Morgan Stanley Capital Services Inc.	Textron Financial Corp.	(1.00%)	3/20/2017	1,300,000		(28,301)	(34,841)	(6,540)	(397)

Total							$(4,725,034)	$(1,062,647)	$(173,951)

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Sell Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value (‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Citibank, N.A.	JC Penney Corp., Inc.	5.00%	6/20/2015	5.14%	$4,875,000	$(169,992)	$(12,851)	$157,141	$7,448
Credit Suisse International	Boyd Gaming Corp.	5.00%	3/20/2018	5.09%	3,050,000	(375,368)	(139,197)	236,171	4,660
Credit Suisse International	Boyd Gaming Corp.	5.00%	3/20/2018	5.09%	3,750,000	(464,619)	(171,144)	293,475	5,729
Credit Suisse International	Clear Channel Communications	5.00%	3/20/2015	6.63%	4,300,000	(225,596)	(229,603)	(4,007)	6,570
Credit Suisse International	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.	5.00%	6/20/2015	16.73%	5,300,000	(496,185)	(811,756)	(315,571)	8,097
Credit Suisse International	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.	5.00%	6/20/2018	15.76%	5,300,000	(527,172)	(757,191)	(230,019)	8,097

Total							$(2,121,742)	$137,190	$40,601

At June 30, 2013, the Fund had the following open centrally cleared credit default swap agreements:

Buy Protection
	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value (‡)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
	CDX.NA.HY Series 20, 5-Year	(5.00%)	6/20/2018	$25,000,000	$(687,500)	$39,267	$(10,417)
	CDX.NA.HY Series 20, 5-Year	(5.00%)	6/20/2018	8,250,000	(226,875)	(2,473)	(3,437)
	CDX.NA.HY Series 20, 5-Year	(5.00%)	6/20/2018	8,250,000	(224,317)	23,040	(3,437)

					$(1,138,692)	$59,834	$(17,291)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
*	Notional value denominated in euros.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	7/24/2013	Brazilian Real	23,000,000	$10,256,447	$(80,632)
Sell[1]	7/24/2013	Brazilian Real	48,400,000	21,583,132	(216,212)
Sell[2]	7/24/2013	British Pound	3,775,000	5,740,727	96,397
Sell[1]	9/04/2013	British Pound	1,495,000	2,272,863	644
Buy[1]	7/03/2013	Chilean Peso	4,200,000,000	8,265,439	(56,337)
Sell[1]	7/03/2013	Chilean Peso	4,200,000,000	8,265,439	164,911
Buy[1]	7/03/2013	Euro	620,000	807,026	(4,612)
Sell[1]	7/03/2013	Euro	620,000	807,026	2,144
Sell[1]	7/05/2013	Euro	3,155,000	4,106,753	(11,563)
Sell[1]	7/08/2013	Euro	3,150,000	4,100,293	19,907
Sell[1]	7/09/2013	Euro	4,540,000	5,909,653	31,585
Sell[1]	7/09/2013	Euro	4,960,000	6,456,360	(6,571)
Sell[1]	7/10/2013	Euro	4,265,000	5,551,711	29,980
Sell[2]	7/11/2013	Euro	6,895,000	8,975,193	157,103
Sell[1]	7/11/2013	Euro	5,460,000	7,107,260	125,602
Sell[1]	7/12/2013	Euro	6,270,000	8,161,666	118,120
Sell[3]	7/15/2013	Euro	4,170,000	5,428,158	134,622
Sell[1]	7/15/2013	Euro	3,530,000	4,595,059	78,025
Sell[2]	7/25/2013	Euro	5,270,000	6,860,318	45,263
Sell[3]	7/26/2013	Euro	3,220,000	4,191,710	22
Sell[3]	7/26/2013	Euro	4,880,000	6,352,654	(7,678)
Sell[1]	7/31/2013	Euro	8,930,000	11,625,066	(10,547)
Sell[1]	7/16/2013	Japanese Yen	2,218,000,000	22,364,541	877,178
Buy[1]	7/19/2013	Peruvian Nuevo Sol	2,050,000	735,691	(11,258)
Sell[1]	7/19/2013	Peruvian Nuevo Sol	2,050,000	735,691	(4,332)
Sell[1]	9/13/2013	Swiss Franc	990,000	1,048,799	20,562

Total					$1,492,323

1 Counterparty is Credit Suisse International.

2 Counterparty is Citibank, N.A.

3 Counterparty is Deutsche Bank AG.

At June 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Nikkei 225™	9/12/2013	40	$5,517,241	$330,510

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	9/20/2013	375	$29,986,875	$357,534
Euro STOXX 50®	9/20/2013	144	4,869,627	97,155
10 Year U.S. Treasury Note	9/19/2013	651	82,392,187	1,890,777
30 Year U.S. Treasury Bond	9/19/2013	32	4,347,000	152,941

Total				$2,498,407

Industry Summary at June 30, 2013 (Unaudited)

Banking	8.3%
Metals & Mining	7.9
ABS Home Equity	6.2
Treasuries	5.8
Technology	4.2
Automotive	3.8
Wirelines	3.7
Commercial Mortgage-Backed Securities	3.0
Food & Beverage	2.8
Independent Energy	2.8
Government Owned—No Guarantee	2.7
Pharmaceuticals	2.6
Airlines	2.4
Life Insurance	2.1
Media Non-Cable	2.0
Other Investments, less than 2% each	28.7
Short-Term Investments	12.1

Total Investments	101.1
Other assets less liabilities (including open written swaptions, swap agreements, forward foreign currency contracts and futures contracts)	(1.1)

Net Assets	100.0%

See accompanying notes to financial statements.

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|  46

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Loomis Sayles Multi-Asset Real Return Fund (Consolidated*)	Loomis Sayles Strategic Alpha Fund
ASSETS
Investments at cost	$19,099,285	$1,098,503,378
Repurchase agreement(s) at cost	8,485,973	138,280,547
Net unrealized depreciation	(308,145)	(27,733,843)

Investments at value	27,277,113	1,209,050,082
Cash	256,755	36,338
Due from brokers (Note 2)	149,336	9,156,406
Foreign currency at value (identified cost $243,106 and $4,462,537)	241,395	4,465,323
Receivable for Fund shares sold	150	9,012,117
Receivable from investment adviser (Note 6)	2,622	—
Receivable for securities sold	187,438	4,977,300
Collateral received for open forward foreign currency contracts, swaptions or swap agreements (Notes 2 and 4)	—	2,897,200
Dividends and interest receivable	85,588	10,824,322
Unrealized appreciation on bilateral swap agreements (Note 2)	—	1,506,336
Unrealized appreciation on forward foreign currency contracts (Note 2)	189,414	1,902,065
Tax reclaims receivable	4,154	37,986
Receivable for variation margin on futures contracts (Note 2)	—	582,583
Receivable for closed swap agreements	27,397	—
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	36,365	2,407,199
Fees receivable on swap agreements (Note 2)	585	40,601

TOTAL ASSETS	28,458,312	1,256,895,858

LIABILITIES
Options/swaptions written, at value (premiums received $179,255 and $3,965,333) (Note 2)	145,843	3,654,476
Payable for securities purchased	294,211	39,507,470
Unrealized depreciation on bilateral swap agreements (Note 2)	50,682	2,431,793
Payable for Fund shares redeemed	—	2,085,011
Unrealized depreciation on unfunded loan commitments (Note 11)	—	417
Unrealized depreciation on forward foreign currency contracts (Note 2)	244,207	409,742
Unamortized upfront premiums received on bilateral swap agreements (Note 2)	10,700	8,328,518
Due to brokers (Note 2)	—	2,897,200
Payable for variation margin on futures contracts (Note 2)	13,925	—
Payable for variation margin on centrally cleared swap agreements (Note 2)	6,875	295,635
Payable for closed swap agreements	20,941	297,172
Fees payable on swap agreements (Note 2)	812	191,242
Management fees payable (Note 6)	—	673,050
Deferred Trustees’ fees (Note 6)	22,764	25,870
Administrative fees payable (Note 6)	12,039	42,458
Payable to distributor (Note 6d)	29	5,155
Other accounts payable and accrued expenses	48,903	63,479

TOTAL LIABILITIES	871,931	60,908,688

NET ASSETS	$27,586,381	$1,195,987,170

* See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

47  |

Statements of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Loomis Sayles Multi-Asset Real Return Fund (Consolidated*)	Loomis Sayles Strategic Alpha Fund
NET ASSETS CONSIST OF:
Paid-in capital	$31,842,412	$1,233,603,880
Undistributed net investment income	188,120	3,703,700
Accumulated net realized loss on investments, futures contracts, options/swaptions written, swap agreements and foreign currency transactions	(4,032,628)	(17,082,047)
Net unrealized depreciation on investments, futures contracts, options/swaptions written, swap agreements and foreign currency translations	(411,523)	(24,238,363)

NET ASSETS	$27,586,381	$1,195,987,170

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,508,944	$200,190,808

Shares of beneficial interest	155,493	19,970,121

Net asset value and redemption price per share	$9.70	$10.02

Offering price per share (100/95.50 of net asset value) (Note 1)	$10.16	$10.49

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$100,764	$103,127,300

Shares of beneficial interest	10,459	10,325,183

Net asset value and offering price per share	$9.63	$9.99

Class Y shares:
Net assets	$25,976,673	$892,669,062

Shares of beneficial interest	2,679,024	89,111,632

Net asset value, offering and redemption price per share	$9.70	$10.02

See accompanying notes to financial statements.

|  48

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Loomis Sayles Multi-Asset Real Return Fund (Consolidated*)	Loomis Sayles Strategic Alpha Fund
INVESTMENT INCOME
Interest	$398,769	$20,830,313
Dividends	26,241	1,627,465
Less net foreign taxes withheld	—	(31,807)

	425,010	22,425,971

Expenses
Management fees (Note 6)	101,569	3,246,168
Service and distribution fees (Note 6)	2,316	610,986
Administrative fees (Note 6)	23,572	204,617
Trustees’ and directors’ fees and expenses (Note 6)	18,595	14,753
Transfer agent fees and expenses (Note 6)	1,885	188,339
Audit and tax services fees	41,888	27,082
Custodian fees and expenses	35,397	110,344
Legal fees	312	5,698
Registration fees	15,203	43,634
Shareholder reporting expenses	737	19,590
Miscellaneous expenses	6,457	15,654

Total expenses	247,931	4,486,865
Less waiver and/or expense reimbursement (Note 6)	(96,425)	—

Net expenses	151,506	4,486,865

Net investment income	273,504	17,939,106

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS/SWAPTIONS WRITTEN, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	814,516	4,305,503
Futures contracts	41,700	(785,678)
Options/swaptions written	(95,021)	(1,462,857)
Swap agreements	(194,963)	(1,825,184)
Foreign currency transactions	114,674	3,318,235
Net change in unrealized appreciation (depreciation) on:
Investments	(1,184,321)	(45,569,125)
Futures contracts	(56,393)	2,957,196
Options/swaptions written	42,573	51,097
Swap agreements	37,171	(10,281)
Foreign currency translations	(100,569)	1,563,335

Net realized and unrealized loss on investments, futures contracts, options/swaptions written, swap agreements and foreign currency transactions	(580,633)	(37,457,759)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(307,129)	$(19,518,653)

* See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

49  |

Statements of Changes in Net Assets

	Loomis Sayles Multi-Asset Real Return Fund (Consolidated*)		Loomis Sayles Strategic Alpha Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$273,504	$792,921	$17,939,106	$20,369,587
Net realized gain (loss) on investments, futures contracts, options/swaptions written, swap agreements and foreign currency transactions	680,906	309,963	3,550,019	(14,539,671)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options/swaptions written, swap agreements and foreign currency translations	(1,261,539)	989,685	(41,007,778)	54,591,068

Net increase (decrease) in net assets resulting from operations	(307,129)	2,092,569	(19,518,653)	60,420,984

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(34,020)	(1,808,264)	(2,250,451)
Class C	—	(1,022)	(736,293)	(1,446,714)
Class Y	—	(659,232)	(9,180,150)	(12,641,328)

Total distributions	—	(694,274)	(11,724,707)	(16,338,493)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	1,117,060	(5,141,727)	581,130,884	120,621,883

Net increase (decrease) in net assets	809,931	(3,743,432)	549,887,524	164,704,374
NET ASSETS
Beginning of the period	26,776,450	30,519,882	646,099,646	481,395,272

End of the period	$27,586,381	$26,776,450	$1,195,987,170	$646,099,646

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$188,120	$(85,384)	$3,703,700	$(2,510,699)

* See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  50

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains (b)	Total distributions (b)
LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND (CONSOLIDATED*)
Class A
6/30/2013(g)	$9.81	$0.09	$(0.20)	$(0.11)	$—	$—	$—
12/31/2012	9.34	0.25	0.45	0.70	(0.23)	—	(0.23)
12/31/2011	10.13	0.20	(0.78)	(0.58)	(0.18)	(0.03)	(0.21)
12/31/2010(h)	10.00	0.07	0.14	0.21	(0.08)	—	(0.08)
Class C
6/30/2013(g)	9.78	0.05	(0.20)	(0.15)	—	—	—
12/31/2012	9.31	0.17	0.46	0.63	(0.16)	—	(0.16)
12/31/2011	10.11	0.13	(0.78)	(0.65)	(0.12)	(0.03)	(0.15)
12/31/2010(h)	10.00	0.05	0.14	0.19	(0.08)	—	(0.08)
Class Y
6/30/2013(g)	9.79	0.10	(0.19)	(0.09)	—	—	—
12/31/2012	9.33	0.27	0.45	0.72	(0.26)	—	(0.26)
12/31/2011	10.13	0.23	(0.78)	(0.55)	(0.22)	(0.03)	(0.25)
12/31/2010(h)	10.00	0.06	0.15	0.21	(0.08)	—	(0.08)
LOOMIS SAYLES STRATEGIC ALPHA FUND
Class A
6/30/2013(g)	$10.20	$0.19	$(0.26)	$(0.07)	$(0.11)	$—	$(0.11)
12/31/2012	9.34	0.37	0.77	1.14	(0.28)	—	(0.28)
12/31/2011	10.06	0.34	(0.75)	(0.41)	(0.31)	(0.00)	(0.31)
12/31/2010(j)	10.00	0.00	0.06	0.06	(0.00)	—	(0.00)
Class C
6/30/2013(g)	10.16	0.15	(0.25)	(0.10)	(0.07)	—	(0.07)
12/31/2012	9.31	0.30	0.76	1.06	(0.21)	—	(0.21)
12/31/2011	10.05	0.28	(0.77)	(0.49)	(0.25)	(0.00)	(0.25)
12/31/2010(j)	10.00	0.00	0.05	0.05	(0.00)	—	(0.00)
Class Y
6/30/2013(g)	10.19	0.21	(0.26)	(0.05)	(0.12)	—	(0.12)
12/31/2012	9.33	0.41	0.76	1.17	(0.31)	—	(0.31)
12/31/2011	10.05	0.37	(0.75)	(0.38)	(0.34)	(0.00)	(0.34)
12/31/2010(j)	10.00	0.00	0.05	0.05	(0.00)	—	(0.00)

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

51  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$9.70	(1.02)	$1,509	1.35		2.06		1.79	280
9.81	7.52	1,461	1.35		2.07		2.56	570
9.34	(5.76)	1,871	1.35		2.04		2.02	732
10.13	2.10	1,139	1.35		2.91		2.82	139

9.63	(1.43)	101	2.10		2.80		1.03	280
9.78	6.73	65	2.10		2.81		1.78	570
9.31	(6.44)	99	2.10		2.65		1.30	732
10.11	1.88	12	2.10		3.90		1.86	139

9.70	(0.92)	25,977	1.10		1.81		2.04	280
9.79	7.76	25,250	1.10		1.83		2.79	570
9.33	(5.52)	28,550	1.10		1.72		2.29	732
10.13	2.12	27,528	1.10		2.98		2.25	139

$10.02	(0.54)	$200,191	1.09		1.09		3.77	47
10.20	12.24	80,704	1.12		1.12		3.77	116
9.34	(3.90)	130,662	1.15	(i)	1.15	(i)	3.50	141
10.06	0.41	2,465	1.30		6.98		0.86	39

9.99	(0.96)	103,127	1.83		1.83		3.00	47
10.16	11.44	67,748	1.87		1.87		3.05	116
9.31	(4.69)	77,398	1.89	(i)	1.89	(i)	2.82	141
10.05	0.31	563	2.05		8.68		0.24	39

10.02	(0.45)	892,669	0.84		0.84		4.00	47
10.19	12.57	497,648	0.87		0.87		4.09	116
9.33	(3.78)	273,335	0.90	(i)	0.90	(i)	3.81	141
10.05	0.41	26,758	1.05		5.37		0.06	39

(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended June 30, 2013 (Unaudited).
(h)	From commencement of operations on September 30, 2010 through December 31, 2010.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	From commencement of operations on December 15, 2010 through December 31, 2010.

See accompanying notes to financial statements.

|  52

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Multi-Asset Real Return Fund (the “Multi-Asset Real Return Fund”)

Loomis Sayles Strategic Alpha Fund (the “Strategic Alpha Fund”)

Each Fund is a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

Multi-Asset Real Return Fund invests in commodity-related instruments through Loomis Sayles Multi-Asset Real Return Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”) of Multi-Asset Real Return Fund, organized under the laws of the Cayman Islands. A subscription agreement was entered into between Multi-Asset Real Return Fund and its Subsidiary with the intent that Multi-Asset Real Return Fund will remain the sole shareholder and primary beneficiary of its Subsidiary. The Subsidiary is governed by a separate Board of Directors that is independent of the Multi-Asset Real Return Fund’s Board of Trustees.

As of June 30, 2013, the value of Multi-Asset Real Return Fund’s investment in its Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$3,838,758	13.9%

53  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Consolidation.  The accompanying financial statements of Multi-Asset Real Return Fund present the consolidated accounts of the Fund and its Subsidiary. All interfund accounts and transactions have been eliminated in consolidation.

b.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts and centrally cleared credit default swap agreements are valued at their most recent settlement price. Bilateral credit default swap agreements and options on interest rate swaps (“interest rate swaptions”) are valued at mid prices (between the bid and ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers. Commodity index total return swaps are priced based on the closing price of the reference asset that is supplied by an independent pricing service, if available, or prices from a broker-dealer. Domestic exchange-traded

|  54

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Other exchange-traded options are valued at the average of the closing bid and ask quotations. Options on futures contracts are valued using the current settlement price. Currency options are priced at the mid price (between the ask price and the bid price) supplied by an independent pricing service, if available. Over-the-counter options contracts (including currency options not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. These prices will be either the bid for a long transaction or the ask for a short transaction. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

c.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

55  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

f.  Futures Contracts.  The Funds and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund or a Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not

|  56

Notes to Financial Statements (continued)

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recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund or a Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s or a Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Option Contracts.  The Funds and the Subsidiary may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Funds enter into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

h.  Swaptions.  The Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

i.  Swap Agreements.  The Funds and the Subsidiary may enter into credit default and total return swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer

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Notes to Financial Statements (continued)

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is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return of an underlying asset for, typically, fixed or floating interest payments. When a fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the fund may receive the change in value in addition to the interest payment. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payments from the other party if the value of the underlying asset decreases.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

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Notes to Financial Statements (continued)

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Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by a Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

j.  Due to/from Brokers.  Transactions and positions in certain options, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds or the Subsidiary and the various broker/dealers. Due from brokers’ balances in the Statements of Assets and Liabilities for Multi-Asset Real Return Fund and Strategic Alpha Fund represents cash pledged as collateral for forward foreign currency contracts, option contracts and bilateral swap agreements and as initial margin for centrally cleared swap agreements. Due to brokers’ balances in the Statements of Assets and Liabilities for Strategic Alpha Fund represent cash and securities received as collateral for forward foreign currency contracts, interest rate swaptions and swap agreements. In certain circumstances the Funds’ or the Subsidiary’s use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

k.  Federal and Foreign Income Taxes.  The Trust treats each fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

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Notes to Financial Statements (continued)

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The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Multi-Asset Real Return Fund will include in its taxable income its share of its Subsidiary’s current earnings and profits (including net realized gains). Any deficit generated by a Subsidiary will be disregarded for purposes of computing the Funds’ taxable income in the current period and also disregarded for all future periods.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

l.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, capital gain distributions from real estate investment trusts, distribution in excess, net operating losses, contingent payment debt instruments, foreign currency transactions, deferred Trustees’ fees, Subsidiary income and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, commissions on open futures contracts, premium amortization, unrealized gain/loss on open swap agreements, wash sales, futures, forward and option contracts mark to market and Subsidiary basis adjustments. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Multi-Asset Real Return Fund	$694,274	$—	$694,274
Strategic Alpha Fund	16,338,493	—	16,338,493

As of December 31, 2012, the capital loss carryforwards and post-October capital loss deferrals were as follows:

	Multi-Asset Real Return Fund	Strategic Alpha Fund
Capital loss carryforward:
Short-term:
No expiration date	$(3,284,533)	$(10,720,475)
Long-term:
No expiration date	(256,137)	(8,325,319)

Total capital loss carryforward	$(3,540,670)	$(19,045,794)

Post-October capital loss deferrals*	$(23,103)	$(2,564,877)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

m.  Repurchase Agreements.  It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

n.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2013, neither of the Funds had loaned securities under this agreement.

o.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013, at value:

Multi-Asset Real Return Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$496,837	$54,450	$551,287
All Other Non-Convertible Bonds(a)	—	5,868,374	—	5,868,374

Total Non-Convertible Bonds	—	6,365,211	54,450	6,419,661

Convertible Bonds(a)	—	413,703	—	413,703

Total Bonds and Notes	—	6,778,914	54,450	6,833,364

Senior Loans(a)	—	1,267,900	—	1,267,900
Common Stocks(a)	2,454,609	—	—	2,454,609
Purchased Options
Options on Futures Contracts	3,360	—	—	3,360
Options on Securities	1,169	—	—	1,169
Over-the-Counter Options on Currency	—	176,856	—	176,856

Total Purchased Options	4,529	176,856	—	181,385

Purchased Swaptions(a)	—	104,502	—	104,502
Short-Term Investments	—	16,435,353	—	16,435,353

Total Investments	2,459,138	24,763,525	54,450	27,277,113

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Multi-Asset Real Return Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized appreciation)	$—	$189,414	$—	$189,414
Futures Contracts (unrealized appreciation)	40,984	—	—	40,984

Total	$2,500,122	$24,952,939	$54,450	$27,507,511

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(690)	$(103,818)	$—	$(104,508)
Written Swaptions(a)	—	(41,335)	—	(41,335)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(50,682)	—	(50,682)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	(6,799)	—	—	(6,799)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(244,207)	—	(244,207)
Futures Contracts (unrealized depreciation)	(65,756)	—	—	(65,756)

Total	$(73,245)	$(440,042)	$—	$(513,287)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$1,924,771	$2,054,574	(b)	$3,979,345
Airlines	—	5,513,586	21,009,478	(b)	26,523,064
Commercial Mortgage-Backed Securities	—	34,022,373	2,309,631	(b)	36,332,004
All Other Non-Convertible Bonds(a)	—	700,082,849	—		700,082,849

Total Non-Convertible Bonds	—	741,543,579	25,373,683		766,917,262

Convertible Bonds(a)	—	37,847,050	—		37,847,050

Total Bonds and Notes	—	779,390,629	25,373,683		804,764,312

Senior Loans(a)	—	159,111,978	—		159,111,978
Preferred Stocks
Convertible Preferred Stocks(a)	28,684,418	—	—		28,684,418
Non-Convertible Preferred Stocks
Banking	9,523,306	11,016,884	—		20,540,190
All Other Non-Convertible Preferred Stocks(a)	2,772,360	—	—		2,772,360

Total Preferred Stocks	40,980,084	11,016,884	—		51,996,968

Common Stocks(a)	40,749,526	—	—		40,749,526
Purchased Swaptions(a)	—	5,970,357	—		5,970,357
Purchased Options(a)	1,176,940	—	—		1,176,940
Short-Term Investments	—	145,280,001	—		145,280,001

Total Investments	82,906,550	1,100,769,849	25,373,683		1,209,050,082

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized appreciation)	$—	$1,506,336	$—	$1,506,336
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	62,307	—	—	62,307
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,902,065	—	1,902,065
Futures Contracts (unrealized appreciation)	2,828,917	—	—	2,828,917

Total	$85,797,774	$1,104,178,250	$25,373,683	$1,215,349,707

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions(a)	$—	$(3,654,476)	$—	$(3,654,476)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(2,431,793)	—	(2,431,793)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	(2,473)	—	—	(2,473)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(409,742)	—	(409,742)

Total	$(2,473)	$(6,496,011)	$—	$(6,498,484)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2012 and/or June 30, 2013:

Multi-Asset Real Return Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$—	$—	$(1,513)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$55,963	$—	$54,450	$(1,513)

A debt security valued at $55,963 was transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$3,131	$(28,747)	$—
Airlines	—	—	(26,919)	(163,120)	10,860,000
Commercial Mortgage-Backed Securities	—	—	(128)	9,320	2,310,687
Treasuries	6,211,796	—	(187,627)	(31,634)	—

Total	$6,211,796	$—	$(211,543)	$(214,181)	$13,170,687

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(453,192)	$2,533,382	$—	$2,054,574	$(28,747)
Airlines	(388,768)	10,728,285	—	21,009,478	(163,120)
Commercial Mortgage-Backed Securities	(10,248)	—	—	2,309,631	9,320
Treasuries	(5,992,535)	—	—	—	—

Total	$(6,844,743)	$13,261,667	$—	$25,373,683	$(182,547)

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Debt securities valued at $13,261,667 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements (including credit default swaps).

Multi-Asset Real Return Fund seeks to maximize real returns through exposure to investments in fixed-income securities, equity securities, currencies, and commodity linked instruments (through investments in the Subsidiary). The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments, including forward foreign currency, futures and option contracts, interest rate swaptions and swap agreements. During the six months ended June 30, 2013, the Fund used forward foreign currency, futures and options contracts, swaptions and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Strategic Alpha Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the six months ended June 30, 2013, the Fund used forward foreign currency, futures and options contracts, swaptions and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2013, the Funds engaged in futures contracts for hedging purposes. Additionally, Multi-Asset Real Return Fund engaged in futures contracts and interest rate swaptions to manage duration and in interest rate swaptions for hedging purposes.

|  70

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. During the six months ended June 30, 2013, the Funds engaged in forward foreign currency and option transactions for hedging purposes.

The Funds are subject to the risk that companies in which the Funds invest will fail financially or otherwise be unwilling or unable to meet their obligations to the Funds. The Funds may use credit default swaps, as a protection buyer, to hedge their credit exposure to issuers of bonds they hold without having to sell the bonds. During the six months ended June 30, 2013, the Funds engaged in credit default swap transactions as a protection buyer to hedge their credit exposure.

The Funds are subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Funds may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Funds may also write put options to offset the cost of options used for hedging purposes. During the six months ended June 30, 2013, the Funds engaged in futures and option transactions for hedging purposes.

The following is a summary of derivative instruments for Multi-Asset Real Return Fund as of June 30, 2013, as reflected within the Consolidated Statement of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Swap Agreements at value[3]	Total
Over-the-counter asset derivatives
Interest rate contracts	$104,502	$—	$—	$—	$104,502
Foreign exchange contracts	176,856	189,414	—	—	366,270
Credit contracts	—	—	—	2,068	2,068

Total over-the-counter asset derivatives	$281,358	$189,414	$—	$2,068	$472,840

Exchange traded/cleared asset derivatives
Interest rate contracts	$—	$—	$4,779	$—	$4,779
Credit contracts	—	—	—	27,500	27,500
Equity contracts	1,169	—	—	—	1,169
Commodity contracts	3,360	—	36,205	—	39,565

Total exchange traded/cleared asset derivatives	4,529	—	40,984	27,500	73,013

Total asset derivatives	$285,887	$189,414	$40,984	$29,568	$545,853

71  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Liabilities	Options/swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Swap Agreements at value[3]	Total
Over-the-counter liability derivatives
Interest rate contracts	$(41,335)	$—	$—	$—	$(41,335)
Foreign exchange contracts	(103,818)	(244,207)	—	—	(348,025)
Credit contracts	—	—	—	(27,085)	(27,085)

Total over-the-counter liability derivatives	$(145,153)	$(244,207)	$—	$(27,085)	$(416,445)

Exchange traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(9,971)	$—	$(9,971)
Equity contracts	—	—	(6,548)	—	(6,548)
Commodity contracts	(690)	—	(49,237)	—	(49,927)

Total exchange traded/cleared liability derivatives	$(690)	$—	$(65,756)	$—	$(66,446)

Total liability derivatives	$(145,843)	$(244,207)	$(65,756)	$(27,085)	$(482,891)

[1]	Represents purchased options/swaptions, at value.
[2]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Consolidated Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[3]

Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments along with the unamortized upfront premium paid (received) and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) are reported within the Consolidated Statement of Assets and Liabilities.

Transactions in derivative instruments for Multi-Asset Real Return Fund during the six months ended June 30, 2013 as reflected within the Consolidated Statement of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Foreign currency transactions[5]
Interest rate contracts	$—	$117,031	$—	$—	$—
Foreign exchange contracts	101,536	—	(83,772)	—	147,711
Credit contracts	—	—	—	(194,963)	—
Equity contracts	(219,239)	(113,982)	(6,691)	—	—
Commodity contracts	13,181	38,651	(4,558)	—	—

Total	$(104,522)	$41,700	$(95,021)	$(194,963)	$147,711

|  72

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Foreign currency translations[5]
Interest rate contracts	$7,273	$(24,351)	$2,631	$—	$—
Foreign exchange contracts	(37,018)	—	35,514	—	(99,889)
Credit contracts	—	—	—	37,171	—
Equity contracts	29,392	(16,390)	—	—	—
Commodity contracts	(6,852)	(15,652)	4,428	—	—

Total	$(7,205)	$(56,393)	$42,573	$37,171	$(99,889)

[4]	Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for purchased options/swaptions during the period.
[5]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Consolidated Statement of Operations.

The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2013, as reflected within the Statement of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Swap Agreements at value[3]	Total
Over-the-counter asset derivatives
Interest rate contracts	$5,970,357	$—	$—	$—	$5,970,357
Foreign exchange contracts	—	1,902,065	—	—	1,902,065
Credit contracts	—	—	—	1,569,495	1,569,495

Total over-the-counter asset derivatives	$5,970,357	$1,902,065	$—	$1,569,495	$9,441,917

Exchange traded/cleared asset derivatives
Interest rate contracts	$—	$—	$2,043,718	$—	$2,043,718
Equity contracts	1,176,940	—	785,199	—	1,962,139

Total exchange traded/cleared asset derivatives	$1,176,940	$—	$2,828,917	$—	$4,005,857

Total asset derivatives	$7,147,297	$1,902,065	$2,828,917	$1,569,495	$13,447,774

73  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Liabilities	Options/swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Swap Agreements at value[3]	Total
Over-the-counter liability derivatives
Interest rate contracts	$(3,654,476)	$—	$—	$—	$(3,654,476)
Foreign exchange contracts	—	(409,742)	—	—	(409,742)
Credit contracts	—	—	—	(8,416,271)	(8,416,271)

Total over-the-counter liability derivatives	$(3,654,476)	$(409,742)	$—	$(8,416,271)	$(12,480,489)

Exchange traded/cleared liability derivatives
Credit contracts	$—	$—	$—	$(1,138,692)	$(1,138,692)

Total liability derivatives	$(3,654,476)	$(409,742)	$—	$(9,554,963)	$(13,619,181)

[1]	Represents purchased options/swaptions, at value.
[2]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[3]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received) and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) are reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2013 as reflected in the Statement of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Foreign currency transactions[5]
Interest rate contracts	$2,647,477	$1,169,793	$(1,646,559)	$—	$—
Foreign exchange contracts	(204,000)	—	—	—	3,489,351
Credit contracts	—	—	—	(1,825,184)	—
Equity contracts	(665,101)	(1,955,471)	183,702	—	—

Total	$1,778,376	$(785,678)	$(1,462,857)	$(1,825,184)	$3,489,351

|  74

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Foreign currency translations[5]
Interest rate contracts	$(548,636)	$2,151,867	$51,097	$—	$—
Foreign exchange contracts	—	—	—	—	1,665,507
Credit contracts	—	—	—	(10,281)	—
Equity contracts	(100,458)	805,329	—	—	—

Total	$(649,094)	$2,957,196	$51,097	$(10,281)	$1,665,507

[4]	Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for purchased options/swaptions during the period.
[5]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

Over-the-counter derivatives, including forward foreign currency contracts, options, interest rate swaptions, and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statements of Assets and Liabilities.

75  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

As of June 30, 2013, gross amounts of derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Multi-Asset Real Return Fund
Counterparty	Gross Amounts of Derivative Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$43,503	$(21,525)	$21,978	$—	$21,978
Barclays Bank PLC	—	—	—	—	—
Citibank, N.A.	129,220	(61,503)	67,717	—	67,717
Credit Suisse International	267,288	(221,732)	45,556	—	45,556
Deutsche Bank AG	10,099	(10,099)	—	—	—
Morgan Stanley Capital Services Inc.	1,780	(999)	781	—	781
UBS AG	20,950	(20,950)	—	—	—

	$472,840	$(336,808)	$136,032	$—	$136,032

Counterparty	Gross Amounts of Derivative Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(21,525)	$21,525	$—	$—	$—
Barclays Bank PLC	(10,460)	—	(10,460)	—	(10,460)
Citibank, N.A.	(61,503)	61,503	—	—	—
Credit Suisse International	(221,732)	221,732	—	—	—
Deutsche Bank AG	(64,475)	10,099	(54,376)	—	(54,376)
Morgan Stanley Capital Services Inc.	(999)	999	—	—	—
UBS AG	(35,751)	20,950	(14,801)	—	(14,801)

	$(416,445)	$336,808	$(79,637)	$—	$(79,637)

Strategic Alpha Fund
Counterparty	Gross Amounts of Derivative Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$699,775	$(699,775)	$—	$—	$—
Citibank, N.A.	6,269,120	(3,884,046)	2,385,074	(2,385,074)	—
Credit Suisse International	1,692,431	(1,692,431)	—	—	—
Deutsche Bank AG	780,591	(780,591)	—	—	—
Morgan Stanley Capital Services Inc.	—	—	—	—	—

	$9,441,917	$(7,056,843)	$2,385,074	$(2,385,074)	$—

|  76

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Counterparty	Gross Amounts of Derivative Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(2,806,416)	$699,775	$(2,106,641)	$2,100,836	$(5,805)
Citibank, N.A.	(3,884,046)	3,884,046	—	—	—
Credit Suisse International	(4,331,807)	1,692,431	(2,639,376)	2,639,376	—
Deutsche Bank AG	(1,369,779)	780,591	(589,188)	440,000	(149,188)
Morgan Stanley Capital Services Inc.	(88,441)	—	(88,441)	—	(88,441)

	$(12,480,489)	$7,056,843	$(5,423,646)	$5,180,212	$(243,434)

The actual collateral received or pledged may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to a Fund from counterparty default should be limited to the extent a Fund is under collateralized for over-the-counter derivatives; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. Based on balances reflected on each Fund’s Consolidated Statements of Assets and Liabilities, including cash and securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations, and the amount of loss that the Funds would incur after taking into account master netting provisions, are as follows as of June 30, 2013:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Multi-Asset Real Return Fund	$1,105,803	$768,995
Strategic Alpha Fund	24,529,053	17,472,210

These amounts do not take into account cash and U.S. government and agency securities received as collateral for Strategic Alpha Fund of $2,897,200. U.S. government and agency securities received as collateral are valued in accordance with the Fund’s valuation policies and are recorded on the Statement of Assets and Liabilities.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2013:

77  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Multi-Asset Real Return Fund	Forwards	Futures	Swaps
Average Notional Amount Outstanding	65.51%	32.31%	21.53%
Highest Notional Amount Outstanding	90.81%	42.31%	49.14%
Lowest Notional Amount Outstanding	54.85%	18.91%	14.67%
Notional Amount Outstanding as of June 30, 2013	85.77%	18.91%	14.67%

Strategic Alpha Fund	Forwards	Futures	Swaps
Average Notional Amount Outstanding	30.04%	13.32%	22.12%
Highest Notional Amount Outstanding	51.30%	19.63%	28.58%
Lowest Notional Amount Outstanding	14.41%	10.63%	20.40%
Notional Amount Outstanding as of June 30, 2013	14.41%	10.63%	20.75%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

The volume of option contract activity, as a percentage of net assets, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2013:

Multi-Asset Real Return Fund*	Call Options Purchased	Put Options Purchased	Call Options Written	Put Options Written
Average Market Value of Underlying Instruments	18.77%	21.67%	9.41%	10.27%
Highest Market Value of Underlying Instruments	25.53%	44.16%	14.18%	21.34%
Lowest Market Value of Underlying Instruments	13.07%	4.17%	9.17%	4.02%
Market Value of Underlying Instruments as of June 30, 2013	18.49%	4.17%	14.18%	4.02%

Strategic Alpha Fund*	Put Options Purchased	Put Options Written
Average Market Value of Underlying Instruments	10.68%	1.92%
Highest Market Value of Underlying Instruments	19.95%	7.69%
Lowest Market Value of Underlying Instruments	5.04%	0.00%
Market Value of Underlying Instruments as of June 30, 2013	7.45%	0.00%

|  78

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

* Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate and for futures by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

The volume of interest rate swaption activity, as a percentage of net assets based on average premiums paid or received during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2013:

Multi-Asset Real Return Fund	Interest Rate Call Swaptions Written	Interest Rate Call Swaptions Purchased
Average Premium Paid/Received	0.12%	0.26%
Highest Premium Paid/Received	0.17%	0.37%
Lowest Premium Paid/Received	0.00%	0.00%
Premium Paid/Received as of June 30, 2013	0.16%	0.35%

Strategic Alpha Fund	Interest Rate Put Swaptions Written	Interest Rate Call Swaptions Written	Interest Rate Put Swaptions Purchased	Interest Rate Call Swaptions Purchased
Average Premium Paid/Received	0.04%	0.28%	0.10%	0.46%
Highest Premium Paid/Received	0.07%	0.32%	0.11%	0.54%
Lowest Premium Paid/Received	0.02%	0.22%	0.07%	0.38%
Premium Paid/Received as of June 30, 2013	0.02%	0.31%	0.09%	0.47%

The following is a summary of Multi-Asset Real Return Fund’s written option activity (excluding foreign currency options and interest rate swaptions):

	Number of Contracts	Premiums
Outstanding at December 31, 2012	—	$—
Options written	1,210	26,895
Options terminated in closing purchase transactions	(1,203)	(19,593)
Options expired	(4)	(2,184)

Outstanding at June 30, 2013	3	$5,118

79  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The following is a summary of Multi-Asset Real Return Fund’s foreign currency written option activity:

Premiums
Outstanding at December 31, 2012	$11,936
Options written	243,171
Options terminated in closing purchase transactions	(124,936)

Outstanding at June 30, 2013	$130,171

The following is a summary of Multi-Asset Real Return Fund’s written interest rate swaption activity:

	Notional Amount	Premiums
Outstanding at December 31, 2012	$—	$—
Swaptions written	420,000,000	43,966

Outstanding at June 30, 2013	$420,000,000	$43,966

The following is a summary of Strategic Alpha Fund’s written option activity (excluding interest rate swaptions):

	Number of Contracts	Premiums
Outstanding at December 31, 2012	—	$—
Options written	10,357	538,084
Options terminated in closing purchase transactions	(10,357)	(538,084)

Outstanding at June 30, 2013	—	$—

The following is a summary of Strategic Alpha Fund’s written interest rate swaption activity:

	Notional Amount	Premiums
Outstanding at December 31, 2012	$640,000,000	$3,148,500
Swaptions written	250,500,000	6,590,333
Swaptions terminated in closing purchase transactions	(692,500,000)	(5,773,500)

Outstanding at June 30, 2013	$198,000,000	$3,965,333

|  80

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2013, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Multi-Asset Real Return Fund	$2,870,997	$2,810,218	$43,288,636	$51,840,212
Strategic Alpha Fund	—	—	877,932,596	382,800,669

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is the investment adviser to the Funds. Loomis Sayles’ general partner is indirectly owned by Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets, less the net asset value of the Subsidiary, where applicable:

Fund	Percentage of Average Daily Net Assets
Multi-Asset Real Return Fund	0.75%
Strategic Alpha Fund	0.70%

Loomis Sayles also serves as investment adviser to the Loomis Sayles Multi-Asset Real Return Cayman Fund Ltd., which pays Loomis Sayles a management fee at the annual rate of 0.75% of its average daily net assets.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including expenses of the Subsidiary, if applicable, to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until April 30, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class Y
Multi-Asset Real Return Fund	1.35%	2.10%	1.10%
Strategic Alpha Fund	1.30%	2.05%	1.05%

81  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2013, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Multi-Asset Real Return Fund	$101,569	$96,425	$5,144	0.75%	0.04%
Strategic Alpha Fund	3,246,168	—	3,246,168	0.70%	0.70%

[1]	Management fee waivers are subject to possible recovery until December 31, 2014.

No expenses were recovered for either of the Funds during the six months ended June 30, 2013 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2013, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Multi-Asset Real Return Fund	$1,816	$125	$375
Strategic Alpha Fund	172,116	109,717	329,153

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

NGAM Advisors also provides certain administrative services to the Subsidiary for which the Subsidiary pays NGAM Advisors fees equal to an annual rate of 0.05% of the average daily net assets of the Subsidiary. Payments by the Fund are reduced by the amount of payments to NGAM Advisors by the Subsidiary. In addition, NGAM Advisors and the Subsidiary contract with State Street Bank to serve as sub-administrator.

For the six months ended June 30, 2013, the administrative fees paid to NGAM Advisors for each Fund were as follows (exclusive of sub-administrative fees paid to State Street Bank by the Subsidiary):

Fund	Administrative Fees Paid to NGAM Advisors
Multi-Asset Real Return Fund	$5,977
Strategic Alpha Fund	204,617

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping,

83  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers.

For the six months ended June 30, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Multi-Asset Real Return Fund	$1,139
Strategic Alpha Fund	176,201

As of June 30, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
Multi-Asset Real Return Fund	$29
Strategic Alpha Fund	5,155

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2013 were as follows:

Fund	Commissions
Multi-Asset Real Return Fund	$864
Strategic Alpha Fund	206,089

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  At June 30, 2013, Natixis US held shares of Multi-Asset Real Return Fund representing 74.52% of the Fund’s net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. Prior to April 19, 2012, the commitment fee was 0.125% per annum.

For the six months ended June 30, 2013, neither Fund had borrowings under these agreements.

85  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

8.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Funds are non-diversified, which means that they are not limited under the 1940 Act to a percentage of assets that they may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.

Multi-Asset Real Return Fund’s investments in commodity-related instruments may subject the Fund to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2013, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

	Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Fund
Multi-Asset Real Return Fund	—	—	74.52%	74.52%
Strategic Alpha Fund	1	16.52%	—	16.52%

Omnibus shareholder accounts for which NGAM advisors understand that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Multi-Asset Real Return Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	15,358	$151,849	59,602	$575,228
Issued in connection with the reinvestment of distributions	—	—	3,433	33,503
Redeemed	(8,734)	(86,307)	(114,389)	(1,110,527)

Net change	6,624	$65,542	(51,354)	$(501,796)

Class C
Issued from the sale of shares	6,000	$59,242	4,445	$42,861
Issued in connection with the reinvestment of distributions	—	—	105	1,022
Redeemed	(2,222)	(21,754)	(8,539)	(81,769)

Net change	3,778	$37,488	(3,989)	$(37,886)

Class Y
Issued from the sale of shares	310,865	$3,075,897	1,160,408	$11,199,368
Issued in connection with the reinvestment of distributions	—	—	67,616	658,584
Redeemed	(209,861)	(2,061,867)	(1,709,547)	(16,459,997)

Net change	101,004	$1,014,030	(481,523)	$(4,602,045)

Increase (decrease) from capital share transactions	111,406	$1,117,060	(536,866)	$(5,141,727)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,363,070	$148,918,568	3,368,991	$33,423,777
Issued in connection with the reinvestment of distributions	155,646	1,580,371	208,555	2,083,348
Redeemed	(2,463,011)	(25,499,399)	(9,652,105)	(94,597,229)

Net change	12,055,705	$124,999,540	(6,074,559)	$(59,090,104)

Class C
Issued from the sale of shares	5,444,204	$56,437,547	1,159,013	$11,483,158
Issued in connection with the reinvestment of distributions	48,251	487,869	99,708	993,353
Redeemed	(1,832,203)	(18,585,277)	(2,906,551)	(28,567,885)

Net change	3,660,252	$38,340,139	(1,647,830)	$(16,091,374)

87  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10.  Capital Shares.   (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Strategic Alpha Fund (continued)	Shares	Amount	Shares	Amount
Class Y
Issued from the sale of shares	53,245,655	$552,424,081	30,864,515	$307,198,920
Issued in connection with the reinvestment of distributions	552,871	5,609,988	791,524	7,923,627
Redeemed	(13,540,942)	(140,242,864)	(12,086,981)	(119,319,186)

Net change	40,257,584	$417,791,205	19,569,058	$195,803,361

Increase (decrease) from capital share transactions	55,973,541	$581,130,884	11,846,669	$120,621,883

11.  Unfunded Loan Commitments.  The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments are marked-to-market daily with the resulting unrealized appreciation (depreciation) recorded on the Statements of Assets and Liabilities. As of June 30, 2013, Strategic Alpha Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
Power Team Services, LLC	$55,000

12.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Natixis Funds Trust II

Nominee	Voted “For”*	Withheld*
Charles D. Baker	291,855,929	2,801,135
Edmond J. English	291,834,727	2,822,337
David L. Giunta	291,783,730	2,873,334
Martin T. Meehan	291,791,315	2,865,749

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

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SEMIANNUAL REPORT

June 30, 2013

CGM Advisor Targeted Equity Fund

Harris Associates Large Cap Value Fund

McDonnell Intermediate Municipal Bond Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Portfolio Review page  1

Portfolio of Investments page 20

Financial Statements page 39

CGM ADVISOR TARGETED EQUITY FUND

Manager	Symbols
G. Kenneth Heebner, CFA	Class A NEFGX
Capital Growth Management Limited Partnership	Class B NEBGX
Class C NEGCX
Class Y NEGYX

Objective

Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy

Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments, including common stocks and preferred stocks. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies.

1  |

Average Annual Total Returns — June 30, 2013

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 11/27/68)
NAV	14.37%	25.72%	1.25%	8.56%
With 5.75% Maximum Sales Charge	7.84	18.49	0.05	7.91

Class B (Inception 2/28/97)
NAV	13.99	24.78	0.52	7.76
With CDSC[1]	8.99	19.78	0.14	7.76

Class C (Inception 9/1/98)
NAV	13.97	24.78	0.50	7.75
With CDSC[1]	12.97	23.78	0.50	7.75

Class Y (Inception 6/30/99)
NAV	14.49	26.02	1.51	8.87

Comparative Performance
S&P 500® Index[2]	13.82	20.60	7.01	7.30

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

|  2

HARRIS ASSOCIATES LARGE CAP VALUE FUND

Managers	Symbols
Edward S. Loeb, CFA	Class A NEFOX
Michael J. Mangan, CFA	Class B NEGBX
Diane L. Mustain, CFA	Class C NECOX
Harris Associates L.P.	Class Y NEOYX

Objective

Seeks opportunities for long-term capital growth and income

Strategy

Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowing made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000® Index.

3  |

Average Annual Total Returns — June 30, 20133

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 5/6/31)
NAV	15.60%	25.17%	8.72%	6.05%
With 5.75% Maximum Sales Charge	8.96	18.00	7.43	5.43

Class B (Inception 9/13/93)
NAV	15.17	24.22	7.91	5.25
With CDSC[1]	10.17	19.22	7.62	5.25

Class C (Inception 5/1/95)
NAV	15.25	24.27	7.92	5.27
With CDSC[1]	14.25	23.27	7.92	5.27

Class Y (Inception 11/18/98)
NAV	15.81	25.54	9.04	6.38

Comparative Performance
Russell 1000® Value Index[2]	15.90	25.32	6.67	7.79

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  4

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Managers	Symbols
James Grabovac, CFA	Class A MIMAX
Lawrence Jones	Class C MIMCX
Dawn Mangerson	Class Y MIMYX
Steve Wlodarski, CFA
McDonnell Investment Management, LLC

Objective

Seeks a high level of federal tax-exempt current income, consistent with the preservation of capital

Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in municipal securities that pay interest exempt from federal income taxes. The Fund may invest up to 20% of its assets in debt securities subject to the federal alternative minimum tax.

5  |

Total Returns — June 30, 20134

Since Inception

Class A (Inception 12/31/12)[1]
NAV	-3.22%
With 3.50% Maximum Sales Charge	-6.62

Class C (Inception 12/31/12)[1]
NAV	-3.65
With CDSC[2]	-4.62

Class Y (Inception 12/31/12)[1]
NAV	-3.00

Comparative Performance
Barclays 3-15 Year Blend Municipal Bond Index[3]	-2.18

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	12/31/12 represents the date shares were first registered for public sale under the Securities Act of 1933. 11/16/12 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols
Chris D. Wallis, CFA	Class A NEFJX
Scott J. Weber, CFA	Class B NEJBX
Vaughan Nelson Investment Management, L.P.	Class C NEJCX
Class Y NEJYX

Effective July 31, 2009, the fund was closed to new investors.

Objective

Seeks capital appreciation

Strategy

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of small-cap companies. The Fund may invest in companies with large capitalizations.

7  |

Average Annual Total Returns — June 30, 20133

	6 Months	1 Year	5 Years	10 Years	Since Inception

Class A (Inception 12/31/96)
NAV	16.63%	26.05%	10.36%	11.99%	—
With 5.75% Maximum Sales Charge	9.91	18.83	9.06	11.33	—

Class B (Inception 12/31/96)
NAV	16.19	25.14	9.54	11.15	—
With CDSC[1]	11.19	20.14	9.30	11.15	—

Class C (Inception 12/31/96)
NAV	16.20	25.18	9.54	11.15	—
With CDSC[1]	15.20	24.18	9.54	11.15	—

Class Y (Inception 8/31/06)
NAV	16.81	26.37	10.64	—	9.96%

Comparative Performance
Russell 2000® Value Index[2]	14.39	24.76	8.59	9.30	4.52%

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  8

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Managers	Symbols
Dennis G. Alff, CFA	Class A VNVAX
Chris D. Wallis, CFA	Class C VNVCX
Scott J. Weber, CFA	Class N VNVNX
Vaughan Nelson Investment Management, L.P.	Class Y VNVYX

Objective

Seeks long-term capital appreciation

Strategy

The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have market capitalizations either within the capitalization range of the Russell Midcap® Value Index or of $15 billion or less. The Fund may invest in companies with smaller or larger capitalizations and does not have any market capitalization limits.

9  |

Average Annual Total Returns — June 30, 20133

	6 Months	1 Year	Since Inception

Class A (Inception 10/31/08)
NAV	18.63%	29.20%	16.25%
With 5.75% Maximum Sales Charge	11.78	21.74	14.78

Class C (Inception 10/31/08)
NAV	18.19	28.27	15.39
With CDSC[1]	17.19	27.27	15.39

Class N (Inception 5/1/13)
NAV	—	—	4.68

Class Y (Inception 10/31/08)
NAV	18.73	29.46	16.54

Comparative Performance			Class A/C/Y Class N
Russell Midcap® Value Index[2]	16.10	27.65	17.76 1.82

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public

Reference Room may be obtained by calling 800-SEC-0330.

11  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2013 through June 30, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

CGM ADVISOR TARGETED EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,143.70	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class B
Actual	$1,000.00	$1,139.90	$10.08
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class C
Actual	$1,000.00	$1,139.70	$10.08
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class Y
Actual	$1,000.00	$1,144.90	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio: 1.15%, 1.90%, 1.90% and 0.90% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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HARRIS ASSOCIATES LARGE CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,156.00	$6.95
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Class B
Actual	$1,000.00	$1,151.70	$10.94
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class C
Actual	$1,000.00	$1,152.50	$10.94
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class Y
Actual	$1,000.00	$1,158.10	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 2.05% and 1.05% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$967.80	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01
Class C
Actual	$1,000.00	$963.50	$7.55
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75
Class Y
Actual	$1,000.00	$970.00	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55% and 0.55% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year, divided by 365 (to reflect the half-year period).

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VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,166.30	$7.47
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.95
Class B
Actual	$1,000.00	$1,161.90	$11.47
Hypothetical (5% return before expenses)	$1,000.00	$1,014.18	$10.69
Class C
Actual	$1,000.00	$1,162.00	$11.53
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74
Class Y
Actual	$1,000.00	$1,168.10	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

*	Expenses are equal to the Fund’s annualized expense ratio: 1.39%, 2.14%, 2.15% and 1.15% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

VAUGHAN NELSON VALUE OPPORTUNITY FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013		EXPENSES PAID DURING PERIOD 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,186.30		$6.88	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50		$6.36	*
Class C
Actual	$1,000.00	$1,181.90		$10.93	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.78		$10.09	*
Class N
Actual	$1,000.00	$1,046.80	[2]	$1.85	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34		$5.51	*
Class Y
Actual	$1,000.00	$1,187.30		$5.53	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74		$5.11	*

*	Hypothetical expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.27%, 2.02%, 1.10% and 1.02% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund's annualized expense ratio: 1.27%, 2.02% and 1.02%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on May 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. The McDonnell Intermediate Municipal Bond Fund was not included in the most recent annual review as the Fund’s initial board-approved investment advisory and sub-advisory agreements are effective until November 16, 2014. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also consider other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory

15  |

and other services. This information generally includes, among other things, an internal performance rating for each Fund (and segment, in the case of Funds managed by multiple subadvisers) based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review and Governance Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at their meeting held in June 2013. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the

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case of each Fund that had performance that lagged that of a relevant peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance, although lagging in certain periods, was stronger over the long term; (3) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement relative to its category and benchmark; and (4) that although the Fund’s performance lagged that of its relevant category for certain periods, performance was stronger when compared to the Fund’s relevant peer group.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that, as of December 31, 2012, four of the five Natixis Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed, if any, by the Advisers under these caps for each Fund whose current expenses are above the cap. The Trustees noted that several Funds had total advisory fee rates that were above the median of a peer group of funds. The Trustees considered the factors which management believed justified such relatively higher fees. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s advisory fee rate was not significantly above its peer group median; (2) that the Fund’s net expense ratio was near, at, or below the median of a peer group of funds; and (3) that the Fund’s investment discipline was capacity restrained.

17  |

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that two Funds had breakpoints in their advisory fees and that four of the Funds were subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

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•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	Plans for maintaining continuity of portfolio management where that was thought to be a potential issue.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2014.

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Portfolio of Investments – as of June 30, 2013 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks — 98.5% of Net Assets
	Automobiles — 15.6%
2,120,000	Ford Motor Co.	$32,796,400
500,000	Honda Motor Co. Ltd., Sponsored ADR	18,625,000
300,000	Toyota Motor Corp., Sponsored ADR	36,198,000

		87,619,400

	Biotechnology — 1.7%
45,000	Biogen Idec, Inc.(b)	9,684,000

	Capital Markets — 14.9%
175,000	Goldman Sachs Group, Inc. (The)	26,468,750
2,330,000	Morgan Stanley	56,921,900

		83,390,650

	Chemicals — 4.5%
255,000	Monsanto Co.	25,194,000

	Communications Equipment — 4.8%
1,110,000	Cisco Systems, Inc.	26,984,100

	Diversified Financial Services — 8.7%
1,015,000	Citigroup, Inc.	48,689,550

	Energy Equipment & Services — 1.6%
125,000	Schlumberger Ltd.	8,957,500

	Health Care Providers & Services — 2.7%
120,000	Cigna Corp.	8,698,800
100,000	UnitedHealth Group, Inc.	6,548,000

		15,246,800

	Household Durables — 14.6%
1,320,000	DR Horton, Inc.	28,089,600
695,000	Lennar Corp., Class A	25,047,800
1,510,000	PulteGroup, Inc.(b)	28,644,700

		81,782,100

	Internet Software & Services — 4.6%
29,100	Google, Inc., Class A(b)	25,618,767

	IT Services — 4.9%
149,000	Visa, Inc., Class A	27,229,750

	Oil, Gas & Consumable Fuels — 2.1%
55,000	Chevron Corp.	6,508,700
60,000	ExxonMobil Corp.	5,421,000

		11,929,700

	Road & Rail — 4.9%
227,000	Canadian Pacific Railway Ltd.	27,553,260

	Software — 2.8%
445,000	Microsoft Corp.	15,365,850

	Specialty Retail — 5.0%
360,000	Home Depot, Inc. (The)	27,889,200

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2013 (Unaudited)

CGM Advisor Targeted Equity Fund – (continued)

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 5.1%
450,000	NIKE, Inc., Class B	$28,656,000

	Total Common Stocks (Identified Cost $484,546,584)	551,790,627

Principal Amount
Short-Term Investments — 1.8%
$10,225,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $10,225,000 on 7/01/2013 collateralized by $10,525,000 U.S Treasury Note, 0.750% due 6/30/2017 valued at $10,432,906 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $10,225,000)	10,225,000

	Total Investments — 100.3% (Identified Cost $494,771,584)(a)	562,015,627
	Other assets less liabilities — (0.3)%	(1,437,603)

	Net Assets — 100.0%	$560,578,024

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $494,771,584 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$69,233,056
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,989,013)

	Net unrealized appreciation	$67,244,043

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

CGM Advisor Targeted Equity Fund – (continued)

Industry Summary at June 30, 2013 (Unaudited)

Automobiles	15.6%
Capital Markets	14.9
Household Durables	14.6
Diversified Financial Services	8.7
Textiles, Apparel & Luxury Goods	5.1
Specialty Retail	5.0
Road & Rail	4.9
IT Services	4.9
Communications Equipment	4.8
Internet Software & Services	4.6
Chemicals	4.5
Software	2.8
Health Care Providers & Services	2.7
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	3.3
Short-Term Investments	1.8

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2013 (Unaudited)

Harris Associates Large Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 95.8% of Net Assets
	Aerospace & Defense — 2.1%
30,300	Boeing Co. (The)	$3,103,932

	Air Freight & Logistics — 3.2%
48,200	FedEx Corp.	4,751,556

	Auto Components — 6.8%
41,800	Autoliv, Inc.	3,234,902
83,600	Delphi Automotive PLC	4,237,684
38,800	TRW Automotive Holdings Corp.(b)	2,577,872

		10,050,458

	Automobiles — 3.9%
174,400	General Motors Co.(b)	5,809,264

	Capital Markets — 7.6%
8,500	BlackRock, Inc.	2,183,225
32,300	Franklin Resources, Inc.	4,393,446
30,800	Goldman Sachs Group, Inc. (The)	4,658,500

		11,235,171

	Commercial Banks — 7.2%
80,500	US Bancorp	2,910,075
187,200	Wells Fargo & Co.	7,725,744

		10,635,819

	Consumer Finance — 2.2%
52,400	Capital One Financial Corp.	3,291,244

	Diversified Financial Services — 5.0%
15,900	CME Group, Inc., Class A	1,208,082
118,800	JPMorgan Chase & Co.	6,271,452

		7,479,534

	Electrical Equipment — 1.5%
26,600	Rockwell Automation, Inc.	2,211,524

	Energy Equipment & Services — 2.9%
62,200	National Oilwell Varco, Inc.	4,285,580

	Health Care Equipment & Supplies — 1.1%
30,500	Medtronic, Inc.	1,569,835

	Hotels, Restaurants & Leisure — 5.6%
102,300	Marriott International, Inc., Class A	4,129,851
22,100	McDonald’s Corp.	2,187,900
31,500	Starwood Hotels & Resorts Worldwide, Inc.	1,990,485

		8,308,236

	Insurance — 3.8%
126,500	American International Group, Inc.(b)	5,654,550

	Internet Software & Services — 0.8%
1,400	Google, Inc., Class A(b)	1,232,518

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2013 (Unaudited)

Harris Associates Large Cap Value Fund – (continued)

Shares	Description	Value (†)
	IT Services — 7.0%
10,900	MasterCard, Inc., Class A	$6,262,050
22,800	Visa, Inc., Class A	4,166,700

		10,428,750

	Machinery — 7.3%
33,200	Cummins, Inc.	3,600,872
80,300	Illinois Tool Works, Inc.	5,554,351
17,700	Parker Hannifin Corp.	1,688,580

		10,843,803

	Media — 3.7%
76,700	Comcast Corp., Special Class A	3,042,689
38,500	Omnicom Group, Inc.	2,420,495

		5,463,184

	Multiline Retail — 1.3%
31,100	Family Dollar Stores, Inc.	1,937,841

	Oil, Gas & Consumable Fuels — 2.3%
37,100	ExxonMobil Corp.	3,351,985

	Semiconductors & Semiconductor Equipment — 11.0%
328,300	Applied Materials, Inc.	4,894,953
299,800	Intel Corp.	7,261,156
59,600	Lam Research Corp.(b)	2,642,664
42,100	Texas Instruments, Inc.	1,468,027

		16,266,800

	Software — 3.5%
167,000	Oracle Corp.	5,130,240

	Specialty Retail — 4.9%
26,900	Advance Auto Parts, Inc.	2,183,473
47,100	CarMax, Inc.(b)	2,174,136
38,800	Tiffany & Co.	2,826,192

		7,183,801

	Textiles, Apparel & Luxury Goods — 1.1%
24,600	NIKE, Inc., Class B	1,566,528

	Total Common Stocks (Identified Cost $105,175,323)	141,792,153

Principal Amount
Short-Term Investments — 4.6%
$6,875,538	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $6,875,538 on 7/01/2013 collateralized by $7,335,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $7,014,094 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,875,538)	6,875,538

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Harris Associates Large Cap Value Fund – (continued)

	Description	Value (†)
	Total Investments — 100.4% (Identified Cost $112,050,861)(a)	$148,667,691
	Other assets less liabilities — (0.4)%	(588,203)

	Net Assets — 100.0%	$148,079,488

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $112,050,861 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$36,616,830
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	—

	Net unrealized appreciation	$36,616,830

(b)	Non-income producing security.

Industry Summary at June 30, 2013 (Unaudited)

Semiconductors & Semiconductor Equipment	11.0%
Capital Markets	7.6
Machinery	7.3
Commercial Banks	7.2
IT Services	7.0
Auto Components	6.8
Hotels, Restaurants & Leisure	5.6
Diversified Financial Services	5.0
Specialty Retail	4.9
Automobiles	3.9
Insurance	3.8
Media	3.7
Software	3.5
Air Freight & Logistics	3.2
Energy Equipment & Services	2.9
Oil, Gas & Consumable Fuels	2.3
Consumer Finance	2.2
Aerospace & Defense	2.1
Other Investments, less than 2% each	5.8
Short-Term Investments	4.6

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 92.5% of Net Assets
Municipals — 92.5%
	Alaska — 2.3%
$400,000	Anchorage, GO, Schools, Refunding, Series B, (NATL-RE insured, FGIC insured), 5.000%, 9/01/2018	$464,736

	Arizona — 4.0%
300,000	Phoenix Civic Improvement, Corporate Excise Tax Revenue, Series A, 5.000%, 7/01/2024	341,664
400,000	Pima County Sewer System Revenue, Series A, 5.000%, 7/01/2022	460,612

		802,276

	California — 9.0%
400,000	Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, 4.000%, 4/01/2030(b)	399,012
400,000	California State, GO, Various Purpose, Refunding, 4.000%, 9/01/2027(b)	407,056
500,000	Kern High School District, GO, Refunding, 5.000%, 8/01/2023	581,205
400,000	Tehachapi Valley Healthcare District, GO, 5.000%, 11/01/2025	430,392

		1,817,665

	Colorado — 9.0%
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	420,520
400,000	Denver City and County, Airport System Revenue, Series B, 5.000%, 11/15/2029(b)	426,144
400,000	Douglas County School District #Re-1, GO, Refunding, (State Aid Withholding), 4.000%, 12/15/2020	446,308
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	527,917

		1,820,889

	Connecticut — 4.2%
375,000	Connecticut State Health & Educational Facility Authority Revenue, Yale-New Haven Hospital, Series N, 5.000%, 7/01/2024	426,844
375,000	State of Connecticut Special Tax Revenue, Second Lien, Transportation Infrastructure, Refunding, Series 1, 5.000%, 2/01/2016	413,175

		840,019

	Florida — 8.5%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027(c)	542,255
250,000	Florida State Board of Education, GO, Capital Outlay 2011, Refunding, Series B, 5.000%, 6/01/2015	270,820
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	463,364
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	448,248

		1,724,687

	Georgia — 2.9%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	577,555

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2013 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Hawaii — 2.2%
$400,000	Honolulu City and County, GO, Series B, 5.000%, 8/01/2016	$447,984

	Illinois — 4.3%
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028(b)	403,833
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	114,275
320,000	Illinois State Toll Highway Authority Revenue, Senior Priority, Series A, (AGM insured), 5.000%, 1/01/2017	346,605

		864,713

	Kentucky — 1.6%
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 2/01/2018@100, 6.125%, 2/01/2037	333,099

	Massachusetts — 0.8%
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	165,167

	Michigan — 3.0%
545,000	State of Michigan, GO, Prerefunded 11/01/2015@100, Series A, (NATL-RE insured), 5.000%, 11/01/2018	601,015

	Minnesota — 3.1%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	279,863
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	336,573

		616,436

	Missouri — 2.7%
500,000	Southeast Missouri State University Revenue, Series A, 5.000%, 4/01/2016	549,565

	New York — 4.0%
350,000	New York State Dormitory Authority Revenue, Cornell University, Series B, 5.000%, 7/01/2021	409,748
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	394,940

		804,688

	North Carolina — 4.3%
400,000	North Carolina Eastern Municipal Power Agency Revenue, Refunding, Series A, 5.250%, 1/01/2020	444,152
375,000	Raleigh Durham Airport Authority Revenue, Refunding, Series A, 5.000%, 5/01/2024	420,487

		864,639

	Ohio — 6.4%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021	450,232

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Ohio — continued
$500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	$533,620
270,000	State of Ohio Hospital Facilities Revenue, Cleveland Clinic Health System, Refunding, Series A, 5.000%, 1/01/2018	308,397

		1,292,249

	Pennsylvania — 5.8%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	384,999
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	287,143
450,000	Philadelphia Airport Revenue, Refunding, Series D, AMT, 5.000%, 6/15/2016	496,930

		1,169,072

	Texas — 6.6%
400,000	Frisco Independent School District, GO, School Building, Refunding, Series B, (PSF-GTD), 5.000%, 8/15/2020	478,052
400,000	Garland, GO, Refunding, (AGM insured), 5.000%, 2/15/2016	441,548
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	410,840

		1,330,440

	Utah — 1.4%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	280,435

	Virginia — 2.9%
500,000	Virginia State Public Building Authority Facility Revenue, Series A, 5.000%, 8/01/2018	582,055

	Washington — 3.5%
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	452,252
250,000	Spokane County, GO, Limited Tax, Refunding, 4.000%, 12/01/2014	262,723

		714,975

	Total Bonds and Notes (Identified Cost $19,481,506)	18,664,359

Short-Term Investments — 7.4%
1,498,947	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $1,498,947 on 7/01/2013 collateralized by $1,600,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $1,530,000 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,498,947)	1,498,947

	Total Investments — 99.9% (Identified Cost $20,980,453)(a)	20,163,306
	Other assets less liabilities — 0.1%	14,909

	Net Assets — 100.0%	$20,178,215

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2013 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At June 30, 2013, the net unrealized depreciation on investments based on a cost of $20,980,453 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,034
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(819,181)

	Net unrealized depreciation	$(817,147)

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under delayed delivery securities.
(c)	Delayed delivery. See Note 2 of Notes to Financial Statements.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guarantee Program

Holdings Summary at June 30, 2013 (Unaudited)

Higher Education	17.3%
General Obligation	16.3
Medical	13.4
Transportation	10.9
Airport	8.1
School District	7.5
Power	7.3
General	6.7
Water	5.0
Short-Term Investments	7.4

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 96.4% of Net Assets
	Air Freight & Logistics — 0.7%
52,350	Atlas Air Worldwide Holdings, Inc.(b)	$2,290,836

	Building Products — 1.8%
87,375	Lennox International, Inc.	5,639,183

	Capital Markets — 2.4%
175,450	LPL Financial Holdings, Inc.	6,624,992
20,575	Waddell & Reed Financial, Inc., Class A	895,012

		7,520,004

	Commercial Banks — 10.0%
380,225	Associated Banc-Corp.	5,912,499
394,855	FirstMerit Corp.	7,908,946
156,900	Fulton Financial Corp.	1,801,212
122,800	Hancock Holding Co.	3,692,596
117,975	Prosperity Bancshares, Inc.	6,109,925
249,900	Webster Financial Corp.	6,417,432

		31,842,610

	Commercial Services & Supplies — 3.0%
299,425	KAR Auction Services, Inc.	6,847,850
75,575	McGrath Rentcorp	2,581,642

		9,429,492

	Construction & Engineering — 2.2%
218,400	MasTec, Inc.(b)	7,185,360

	Consumer Finance — 1.1%
72,575	First Cash Financial Services, Inc.(b)	3,571,416

	Containers & Packaging — 4.2%
135,100	Packaging Corp. of America	6,614,496
141,825	Silgan Holdings, Inc.	6,660,102

		13,274,598

	Diversified Consumer Services — 0.4%
55,675	Hillenbrand, Inc.	1,320,054

	Electrical Equipment — 0.8%
120,025	Thermon Group Holdings, Inc.(b)	2,448,510

	Electronic Equipment, Instruments & Components — 1.6%
69,350	Littelfuse, Inc.	5,174,203

	Energy Equipment & Services — 2.5%
71,650	Atwood Oceanics, Inc.(b)	3,729,383
142,675	Forum Energy Technologies, Inc.(b)	4,341,600

		8,070,983

	Food & Staples Retailing — 1.0%
1,066,450	Rite Aid Corp.(b)	3,050,047

	Gas Utilities — 1.2%
95,975	Atmos Energy Corp.	3,940,734

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 3.0%
119,575	Integra LifeSciences Holdings Corp.(b)	$4,380,032
33,025	Sirona Dental Systems, Inc.(b)	2,175,687
39,025	Teleflex, Inc.	3,024,047

		9,579,766

	Health Care Providers & Services — 2.2%
309,200	Health Management Associates, Inc., Class A(b)	4,860,624
47,050	LifePoint Hospitals, Inc.(b)	2,297,922

		7,158,546

	Hotels, Restaurants & Leisure — 2.0%
78,500	Choice Hotels International, Inc.	3,115,665
84,150	Jack in the Box, Inc.(b)	3,306,253

		6,421,918

	Household Durables — 3.6%
142,675	Harman International Industries, Inc.	7,732,985
94,100	Ryland Group, Inc. (The)	3,773,410

		11,506,395

	Household Products — 0.3%
19,950	WD-40 Co.	1,086,876

	Insurance — 7.3%
214,925	American Equity Investment Life Holding Co.	3,374,322
113,675	Aspen Insurance Holdings Ltd.	4,216,206
372,050	CNO Financial Group, Inc.	4,821,768
170,962	HCC Insurance Holdings, Inc.	7,370,172
177,043	Tower Group International Ltd.	3,631,152

		23,413,620

	IT Services — 3.9%
231,575	Broadridge Financial Solutions, Inc.	6,155,263
96,150	EPAM Systems, Inc.(b)	2,613,357
76,850	Jack Henry & Associates, Inc.	3,621,941

		12,390,561

	Machinery — 4.0%
196,050	Actuant Corp., Class A	6,463,768
21,400	Valmont Industries, Inc.	3,062,126
335,025	Wabash National Corp.(b)	3,410,555

		12,936,449

	Metals & Mining — 2.2%
69,475	Globe Specialty Metals, Inc.	755,193
95,050	Reliance Steel & Aluminum Co.	6,231,478

		6,986,671

	Oil, Gas & Consumable Fuels — 2.0%
161,514	Oasis Petroleum, Inc.(b)	6,278,049

	Paper & Forest Products — 0.5%
33,425	Clearwater Paper Corp.(b)	1,572,981

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Personal Products — 0.8%
59,825	Elizabeth Arden, Inc.(b)	$2,696,313

	Professional Services — 3.4%
118,350	ICF International, Inc.(b)	3,729,209
85,675	Towers Watson & Co., Class A	7,020,209

		10,749,418

	REITs – Diversified — 0.7%
66,246	Corrections Corp. of America	2,243,752

	REITs – Hotels — 0.7%
409,200	Hersha Hospitality Trust	2,307,888

	REITs – Office Property — 1.0%
87,125	Highwoods Properties, Inc.	3,102,521

	REITs – Shopping Centers — 1.0%
254,575	Excel Trust, Inc.	3,261,106

	Road & Rail — 1.4%
44,875	Celadon Group, Inc.	818,969
96,725	Con-way, Inc.	3,768,406

		4,587,375

	Semiconductors & Semiconductor Equipment — 4.5%
200,600	Microsemi Corp.(b)	4,563,650
115,025	Semtech Corp.(b)	4,029,326
268,850	Skyworks Solutions, Inc.(b)	5,885,126

		14,478,102

	Software — 7.5%
68,950	ACI Worldwide, Inc.(b)	3,204,796
63,575	BroadSoft, Inc.(b)	1,754,670
104,725	Fair Isaac Corp.	4,799,547
27,850	Manhattan Associates, Inc.(b)	2,148,906
192,025	SS&C Technologies Holdings, Inc.(b)	6,317,622
157,800	Verint Systems, Inc.(b)	5,597,166

		23,822,707

	Specialty Retail — 6.4%
151,297	Aaron’s, Inc.	4,237,829
190,850	Chico’s FAS, Inc.	3,255,901
35,450	DSW, Inc., Class A	2,604,512
104,000	GNC Holdings, Inc., Class A	4,597,840
87,425	Group 1 Automotive, Inc.	5,624,050

		20,320,132

	Textiles, Apparel & Luxury Goods — 1.0%
57,775	Wolverine World Wide, Inc.	3,155,093

	Trading Companies & Distributors — 4.1%
30,900	DXP Enterprises, Inc.(b)	2,057,940
110,125	United Rentals, Inc.(b)	5,496,339

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Trading Companies & Distributors — continued
83,225	WESCO International, Inc.(b)	$5,655,971

		13,210,250

	Total Common Stocks (Identified Cost $251,209,482)	308,024,519

Closed End Investment Companies — 2.6%
488,625	Ares Capital Corp. (Identified Cost $7,839,458)	8,404,350

Principal Amount
Short-Term Investments — 1.7%
$5,510,996	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $5,510,996 on 7/01/2013 collateralized by $5,880,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $5,622,750 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,510,996)	5,510,996

	Total Investments — 100.7% (Identified Cost $264,559,936)(a)	321,939,865
	Other assets less liabilities — (0.7)%	(2,355,320)

	Net Assets — 100.0%	$319,584,545

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $264,559,936 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$58,511,631
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,131,702)

	Net unrealized appreciation	$57,379,929

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Industry Summary at June 30, 2013 (Unaudited)

Commercial Banks	10.0%
Software	7.5
Insurance	7.3
Specialty Retail	6.4
Semiconductors & Semiconductor Equipment	4.5
Containers & Packaging	4.2
Trading Companies & Distributors	4.1
Machinery	4.0
IT Services	3.9
Household Durables	3.6
Professional Services	3.4
Health Care Equipment & Supplies	3.0
Commercial Services & Supplies	3.0
Closed End Investment Companies	2.6
Energy Equipment & Services	2.5
Capital Markets	2.4
Construction & Engineering	2.2
Health Care Providers & Services	2.2
Metals & Mining	2.2
Hotels, Restaurants & Leisure	2.0
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	16.0
Short-Term Investments	1.7

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks — 95.8% of Net Assets
	Aerospace & Defense — 1.0%
48,850	B/E Aerospace, Inc.(b)	$3,081,458

	Auto Components — 2.6%
94,750	Delphi Automotive PLC	4,802,877
63,000	Tenneco, Inc.(b)	2,852,640

		7,655,517

	Capital Markets — 1.2%
128,950	SEI Investments Co.	3,666,049

	Chemicals — 4.1%
33,225	Airgas, Inc.	3,171,659
71,325	FMC Corp.	4,355,104
69,350	Rockwood Holdings, Inc.	4,440,480

		11,967,243

	Commercial Banks — 7.9%
90,850	CIT Group, Inc.(b)	4,236,336
298,450	Fifth Third Bancorp	5,387,022
431,300	First Niagara Financial Group, Inc.	4,343,191
666,225	Huntington Bancshares, Inc.	5,249,853
426,400	Regions Financial Corp.	4,063,592

		23,279,994

	Commercial Services & Supplies — 0.8%
102,575	KAR Auction Services, Inc.	2,345,890

	Computers & Peripherals — 2.1%
190,000	NCR Corp.(b)	6,268,100

	Construction & Engineering — 1.5%
166,550	Quanta Services, Inc.(b)	4,406,913

	Containers & Packaging — 4.1%
150,450	Crown Holdings, Inc.(b)	6,188,009
132,375	Owens-Illinois, Inc.(b)	3,678,701
45,925	Packaging Corp. of America	2,248,488

		12,115,198

	Distributors — 0.8%
89,375	LKQ Corp.(b)	2,301,406

	Energy Equipment & Services — 4.5%
85,475	Atwood Oceanics, Inc.(b)	4,448,974
69,350	Helmerich & Payne, Inc.	4,330,908
174,875	Superior Energy Services, Inc.(b)	4,536,257

		13,316,139

	Food & Staples Retailing — 1.1%
1,097,050	Rite Aid Corp.(b)	3,137,563

	Food Products — 1.2%
55,675	Ingredion, Inc.	3,653,394

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 1.9%
152,400	HCA Holdings, Inc.	$5,495,544

	Household Durables — 4.4%
89,375	Harman International Industries, Inc.	4,844,125
96,462	Jarden Corp.(b)	4,220,212
105,500	Lennar Corp., Class A	3,802,220

		12,866,557

	Household Products — 0.7%
35,175	Spectrum Brands Holdings, Inc.	2,000,402

	Insurance — 8.3%
93,775	Endurance Specialty Holdings Ltd.	4,824,724
225,175	Hartford Financial Services Group, Inc. (The)	6,962,411
65,950	Reinsurance Group of America, Inc., Class A	4,557,804
119,175	Validus Holdings Ltd.	4,304,601
127,000	XL Group PLC	3,850,640

		24,500,180

	Internet Software & Services — 1.2%
75,775	IAC/InterActiveCorp	3,603,859

	IT Services — 3.8%
50,300	Fiserv, Inc.(b)	4,396,723
89,375	Global Payments, Inc.	4,139,850
35,175	MAXIMUS, Inc.	2,619,834

		11,156,407

	Machinery — 5.5%
86,450	AGCO Corp.	4,338,925
51,275	Flowserve Corp.	2,769,363
85,475	Navistar International Corp.(b)	2,372,786
68,375	Pentair Ltd. (Registered)	3,944,554
31,750	Snap-on, Inc.	2,837,815

		16,263,443

	Media — 1.8%
45,925	AMC Networks, Inc., Class A(b)	3,003,954
44,925	CBS Corp., Class B	2,195,485

		5,199,439

	Metals & Mining — 3.0%
98,175	Carpenter Technology Corp.	4,424,747
69,350	Reliance Steel & Aluminum Co.	4,546,586

		8,971,333

	Oil, Gas & Consumable Fuels — 2.9%
71,325	Noble Energy, Inc.	4,282,353
29,800	Pioneer Natural Resources Co.	4,313,550

		8,595,903

	Personal Products — 1.6%
103,550	Elizabeth Arden, Inc.(b)	4,666,999

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 3.7%
54,736	Valeant Pharmaceuticals International, Inc.(b)	$4,711,675
318,950	Warner Chilcott PLC, Class A	6,340,726

		11,052,401

	Professional Services — 2.1%
75,700	Towers Watson & Co., Class A	6,202,858

	Road & Rail — 3.3%
92,800	Con-way, Inc.	3,615,488
240,800	Hertz Global Holdings, Inc.(b)	5,971,840

		9,587,328

	Semiconductors & Semiconductor Equipment — 3.3%
116,250	Avago Technologies Ltd.	4,345,425
240,800	Skyworks Solutions, Inc.(b)	5,271,112

		9,616,537

	Software — 5.6%
82,050	Check Point Software Technologies Ltd.(b)	4,076,244
230,050	Nuance Communications, Inc.(b)	4,228,319
217,350	Rovi Corp.(b)	4,964,274
55,675	Solera Holdings, Inc.	3,098,314

		16,367,151

	Specialty Retail — 4.0%
117,225	GNC Holdings, Inc., Class A	5,182,517
104,525	Rent-A-Center, Inc.	3,924,914
40,550	Signet Jewelers Ltd.	2,734,286

		11,841,717

	Textiles, Apparel & Luxury Goods — 1.5%
36,150	PVH Corp.	4,520,558

	Trading Companies & Distributors — 4.3%
107,450	MRC Global, Inc.(b)	2,967,769
104,525	United Rentals, Inc.(b)	5,216,843
67,400	WESCO International, Inc.(b)	4,580,504

		12,765,116

	Total Common Stocks (Identified Cost $237,723,148)	282,468,596

Closed End Investment Companies — 1.3%
214,425	Ares Capital Corp. (Identified Cost $3,369,934)	3,688,110

Principal Amount
Short-Term Investments — 2.9%
$8,699,203	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $8,699,203 on 7/01/2013 collateralized by $9,280,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $8,874,000 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,699,203)	8,699,203

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

	Description	Value (†)
	Total Investments — 100.0% (Identified Cost $249,792,285)(a)	$294,855,909
	Other assets less liabilities — 0.0%	22,420

	Net Assets — 100.0%	$294,878,329

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $249,792,285 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$46,946,654
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,883,030)

	Net unrealized appreciation	$45,063,624

(b)	Non-income producing security.

Industry Summary at June 30, 2013 (Unaudited)

Insurance	8.3%
Commercial Banks	7.9
Software	5.6
Machinery	5.5
Energy Equipment & Services	4.5
Household Durables	4.4
Trading Companies & Distributors	4.3
Containers & Packaging	4.1
Chemicals	4.1
Specialty Retail	4.0
IT Services	3.8
Pharmaceuticals	3.7
Semiconductors & Semiconductor Equipment	3.3
Road & Rail	3.3
Metals & Mining	3.0
Oil, Gas & Consumable Fuels	2.9
Auto Components	2.6
Computers & Peripherals	2.1
Professional Services	2.1
Other Investments, less than 2% each	17.6
Short-Term Investments	2.9

Total Investments	100.0
Other assets less liabilities	—

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Statements of Assets & Liabilities

June 30, 2013 (Unaudited)

	CGM Advisor Targeted Equity Fund	Harris Associates Large Cap Value Fund	McDonnell Intermediate Municipal Bond Fund	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
ASSETS
Investments at cost	$494,771,584	$112,050,861	$20,980,453	$264,559,936	$249,792,285
Net unrealized appreciation (depreciation)	67,244,043	36,616,830	(817,147)	57,379,929	45,063,624

Investments at value	562,015,627	148,667,691	20,163,306	321,939,865	294,855,909
Cash	12,302	5	1	10	9
Receivable for Fund shares sold	130,630	167,441	347,373	87,757	2,801,491
Receivable from investment adviser (Note 5)	—	—	6,798	—	—
Receivable for securities sold	559,120	1,315,222	—	186,903	429,702
Dividends and interest receivable	197,775	110,083	250,680	345,214	222,811

TOTAL ASSETS	562,915,454	150,260,442	20,768,158	322,559,749	298,309,922

LIABILITIES
Payable for securities purchased	—	1,580,288	—	754,292	3,076,032
Payable for delayed delivery securities purchased (Note 2)	—	—	556,750	—	—
Payable for Fund shares redeemed	1,118,285	27,163	—	1,708,784	72,962
Management fees payable (Note 5)	335,190	80,311	—	236,559	189,009
Deferred Trustees’ fees (Note 5)	699,438	411,744	3,548	163,963	42,191
Administrative fees payable (Note 5)	20,815	5,439	722	11,607	10,433
Payable to distributor (Note 5d)	2,675	623	—	3,724	2,508
Other accounts payable and accrued expenses	161,027	75,386	28,923	96,275	38,458

TOTAL LIABILITIES	2,337,430	2,180,954	589,943	2,975,204	3,431,593

NET ASSETS	$560,578,024	$148,079,488	$20,178,215	$319,584,545	$294,878,329

NET ASSETS CONSIST OF:
Paid-in capital	$444,978,567	$113,626,670	$21,065,321	$233,496,288	$243,380,982
Undistributed (Distributions in excess of) net investment income	(1,468,219)	(199,139)	—	1,052,359	266,944
Accumulated net realized gain (loss) on investments and foreign currency transactions	49,823,869	(1,964,873)	(69,959)	27,655,969	6,166,779
Net unrealized appreciation (depreciation) on investments and foreign currency translations	67,243,807	36,616,830	(817,147)	57,379,929	45,063,624

NET ASSETS	$560,578,024	$148,079,488	$20,178,215	$319,584,545	$294,878,329

See accompanying notes to financial statements.

39  |

Statements of Assets & Liabilities (continued)

June 30, 2013 (Unaudited)

	CGM Advisor Targeted Equity Fund	Harris Associates Large Cap Value Fund	McDonnell Intermediate Municipal Bond Fund		Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$468,142,053	$125,337,646	$643,264		$140,690,352	$43,642,261

Shares of beneficial interest	40,005,327	6,737,215	67,518		6,520,273	2,393,014

Net asset value and redemption price per share	$11.70	$18.60	$9.53		$21.58	$18.24

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$12.41	$19.73	$9.88		$22.90	$19.35

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,653,734	$1,763,478	$—		$2,527,497	$—

Shares of beneficial interest	254,512	103,225	—		143,308	—

Net asset value and offering price per share	$10.43	$17.08	$—		$17.64	$—

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$35,693,721	$6,729,597	$954		$28,310,837	$9,147,081

Shares of beneficial interest	3,444,416	395,966	100		1,606,268	512,851

Net asset value and offering price per share	$10.36	$17.00	$9.52	*	$17.63	$17.84

Class N shares:
Net assets	$—	$—	$—		$—	$1,047

Shares of beneficial interest	—	—	—		—	57

Net asset value, offering and redemption price per share	$—	$—	$—		$—	$18.35	*

Class Y shares:
Net assets	$54,088,516	$14,248,767	$19,533,997		$148,055,859	$242,087,940

Shares of beneficial interest	4,502,318	739,854	2,050,727		6,752,218	13,191,121

Net asset value, offering and redemption price per share	$12.01	$19.26	$9.53		$21.93	$18.35

*	Net asset value calculations reflect fractional shares and dollar amounts.

See accompanying notes to financial statements.

|  40

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	CGM Advisor Targeted Equity Fund	Harris Associates Large Cap Value Fund	McDonnell Intermediate Municipal Bond Fund
INVESTMENT INCOME
Dividends	$2,702,518	$1,155,713	$—
Interest	321	215	154,557
Less net foreign taxes withheld	(59,366)	(1,871)	—

	2,643,473	1,154,057	154,557

Expenses
Management fees (Note 5)	2,012,254	502,298	37,326
Service and distribution fees (Note 5)	789,307	194,362	57
Administrative fees (Note 5)	124,849	31,670	4,119
Trustees’ fees and expenses (Note 5)	31,921	47,784	7,719
Transfer agent fees and expenses (Note 5)	265,167	106,777	111
Audit and tax services fees	22,304	20,976	21,566
Custodian fees and expenses	13,549	10,992	6,720
Legal fees	3,860	974	126
Registration fees	34,222	31,202	10,187
Shareholder reporting expenses	32,622	927	636
Miscellaneous expenses	10,626	5,760	7,420

Total expenses	3,340,681	953,722	95,987
Less waiver and/or expense reimbursement (Note 5)	—	(5,913)	(44,606)

Net expenses	3,340,681	947,809	51,381

Net investment income (loss)	(697,208)	206,248	103,176

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	53,944,441	5,215,671	(69,959)
Foreign currency transactions	140	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	21,762,821	15,283,498	(659,663)
Foreign currency translations	(236)	—	—

Net realized and unrealized gain (loss) on investments and foreign currency transactions	75,707,166	20,499,169	(729,622)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,009,958	$20,705,417	$(626,446)

See accompanying notes to financial statements.

41  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2013 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
INVESTMENT INCOME
Dividends	$3,485,445 (a)	$1,630,736	(a)
Interest	240	178
Less net foreign taxes withheld	(3,715)	—

	3,481,970	1,630,914

Expenses
Management fees (Note 5)	1,476,452	981,855
Service and distribution fees (Note 5)	345,100	73,821
Administrative fees (Note 5)	72,414	54,161
Trustees’ fees and expenses (Note 5)	15,041	10,530
Transfer agent fees and expenses (Note 5)	208,518	102,109
Audit and tax services fees	20,031	19,424
Custodian fees and expenses	14,535	13,854
Legal fees	2,255	1,550
Registration fees	34,308	43,564
Shareholder reporting expenses	25,021	16,058
Miscellaneous expenses	10,476	6,423

Total expenses	2,224,151	1,323,349
Less waiver and/or expense reimbursement (Note 5)	—	(3)

Net expenses	2,224,151	1,323,346

Net investment income	1,257,819	307,568

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	29,885,942	7,231,923
Foreign currency transactions	(7)	—
Net change in unrealized appreciation (depreciation) on:
Investments	19,462,556	31,536,823

Net realized and unrealized gain on investments and foreign currency transactions	49,348,491	38,768,746

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,606,310	$39,076,314

(a)	Includes non-recurring dividends of $1,084,329 and $204,850 for Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund, respectively.

See accompanying notes to financial statements.

|  42

Statements of Changes in Net Assets

	CGM Advisor Targeted Equity Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income (loss)	$(697,208)	$4,315,207
Net realized gain on investments and foreign currency transactions	53,944,581	47,298,215
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	21,762,585	31,061,066

Net increase in net assets resulting from operations	75,009,958	82,674,488

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(4,303)	(3,813,264)
Class B	(98)	(610)
Class C	(360)	(31,566)
Class Y	(464)	(557,124)
Net realized capital gains
Class A	—	(19,506,253)
Class B	—	(170,718)
Class C	—	(1,766,210)
Class Y	—	(2,163,006)

Total distributions	(5,225)	(28,008,751)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(41,269,986)	(140,868,009)

Net increase (decrease) in net assets	33,734,747	(86,202,272)
NET ASSETS
Beginning of the period	526,843,277	613,045,549

End of the period	$560,578,024	$526,843,277

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(1,468,219)	$(765,786)

See accompanying notes to financial statements.

43  |

Statements of Changes in Net Assets (continued)

	Harris Associates Large Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$206,248	$996,366
Net realized gain on investments	5,215,671	3,988,484
Net change in unrealized appreciation (depreciation) on investments	15,283,498	15,718,145

Net increase in net assets resulting from operations	20,705,417	20,702,995

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(913,298)
Class C	—	(8,756)
Class Y	—	(122,737)

Total distributions	—	(1,044,791)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(6,756,344)	(10,081,022)

Net increase in net assets	13,949,073	9,577,182
NET ASSETS
Beginning of the period	134,130,415	124,553,233

End of the period	$148,079,488	$134,130,415

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(199,139)	$(405,387)

See accompanying notes to financial statements.

|  44

Statements of Changes in Net Assets (continued)

	McDonnell Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012 (a)
FROM OPERATIONS:
Net investment income (loss)	$103,176	$(15,423)
Net realized gain (loss) on investments	(69,959)	—
Net change in unrealized appreciation (depreciation) on investments	(659,663)	(157,484)

Net decrease in net assets resulting from operations	(626,446)	(172,907)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(147)	—
Class C	(1)	—
Class Y	(103,028)	—

Total distributions	(103,176)	—

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	6,078,744	15,002,000

Net increase in net assets	5,349,122	14,829,093
NET ASSETS
Beginning of the period	14,829,093	—

End of the period	$20,178,215	$14,829,093

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$—	$—

(a)	From commencement of operations on November 16, 2012 through December 31, 2012.

See accompanying notes to financial statements.

45  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$1,257,819	$2,665,810
Net realized gain on investments and foreign currency transactions	29,885,935	25,929,887
Net change in unrealized appreciation (depreciation) on investments	19,462,556	24,173,221

Net increase in net assets resulting from operations	50,606,310	52,768,918

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(33,194)	(1,095,844)
Class B	(812)	—
Class C	(8,031)	(23,674)
Class Y	(33,951)	(1,287,864)
Net realized capital gains
Class A	(3,338,562)	(11,383,253)
Class B	(82,571)	(256,797)
Class C	(816,414)	(2,136,731)
Class Y	(3,451,488)	(8,612,912)

Total distributions	(7,765,023)	(24,797,075)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(46,712,312)	(98,018,043)

Net decrease in net assets	(3,871,025)	(70,046,200)
NET ASSETS
Beginning of the period	323,455,570	393,501,770

End of the period	$319,584,545	$323,455,570

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$1,052,359	$(129,472)

See accompanying notes to financial statements.

|  46

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Value Opportunity Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$307,568	$2,073,764
Net realized gain on investments	7,231,923	6,478,478
Net change in unrealized appreciation (depreciation) on investments	31,536,823	14,399,847

Net increase in net assets resulting from operations	39,076,314	22,952,089

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(246,978)
Class C	—	(7,944)
Class Y	—	(1,789,205)
Net realized capital gains
Class A	(283,520)	(707,026)
Class C	(38,908)	(78,628)
Class Y	(1,496,241)	(4,019,631)

Total distributions	(1,818,669)	(6,849,412)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	62,560,826	46,408,042

Net increase in net assets	99,818,471	62,510,719
NET ASSETS
Beginning of the period	195,059,858	132,549,139

End of the period	$294,878,329	$195,059,858

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$266,944	$(40,624)

See accompanying notes to financial statements.

47  |

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|  48

Financial Highlights

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions (b)
CGM ADVISOR TARGETED EQUITY FUND
Class A
6/30/2013(g)	$10.23	$(0.01)		$1.48	$1.47	$(0.00)	$—	$(0.00)
12/31/2012	9.36	0.08	(h)	1.36	1.44	(0.09)	(0.48)	(0.57)
12/31/2011	11.12	0.05		(1.76)	(1.71)	(0.05)	—	(0.05)
12/31/2010	9.54	0.05	(i)	1.58	1.63	(0.05)	—	(0.05)
12/31/2009	7.66	0.05		1.88	1.93	(0.05)	—	(0.05)
12/31/2008	13.01	0.09		(4.94)	(4.85)	(0.06)	(0.44)	(0.50)
Class B
6/30/2013(g)	9.15	(0.05)		1.33	1.28	(0.00)	—	(0.00)
12/31/2012	8.41	(0.00	)(h)	1.22	1.22	(0.00)	(0.48)	(0.48)
12/31/2011	10.01	(0.03)		(1.57)	(1.60)	—	—	—
12/31/2010	8.61	(0.02	)(i)	1.42	1.40	(0.00)	—	(0.00)
12/31/2009	6.92	(0.01)		1.70	1.69	—	—	—
12/31/2008	11.81	(0.00)		(4.45)	(4.45)	(0.00)	(0.44)	(0.44)
Class C
6/30/2013(g)	9.09	(0.05)		1.32	1.27	(0.00)	—	(0.00)
12/31/2012	8.37	(0.00	)(h)	1.20	1.20	(0.00)	(0.48)	(0.48)
12/31/2011	9.96	(0.03)		(1.56)	(1.59)	—	—	—
12/31/2010	8.57	(0.02	)(i)	1.41	1.39	(0.00)	—	(0.00)
12/31/2009	6.89	(0.01)		1.69	1.68	(0.00)	—	(0.00)
12/31/2008	11.79	0.02		(4.46)	(4.44)	(0.02)	(0.44)	(0.46)
Class Y
6/30/2013(g)	10.49	0.00		1.52	1.52	(0.00)	—	(0.00)
12/31/2012	9.59	0.11	(h)	1.39	1.50	(0.12)	(0.48)	(0.60)
12/31/2011	11.40	0.07		(1.80)	(1.73)	(0.08)	—	(0.08)
12/31/2010	9.78	0.07	(i)	1.63	1.70	(0.08)	—	(0.08)
12/31/2009	7.84	0.06		1.96	2.02	(0.08)	—	(0.08)
12/31/2008	13.32	0.13		(5.09)	(4.96)	(0.08)	(0.44)	(0.52)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

49  |

					Ratios to Average Net Assets:
Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)	Gross expenses (%) (f)	Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$—		$11.70	14.37	$468,142	1.15	1.15	(0.22)		81
—		10.23	15.44 (h)	438,288	1.18	1.18	0.78	(h)	192
—		9.36	(15.36)	503,330	1.13	1.13	0.45		236
—		11.12	17.14	753,518	1.16	1.16	0.52	(i)	146
—		9.54	25.19	693,386	1.19	1.19	0.69		170
0.00	(j)	7.66	(38.36)	796,146	1.10	1.10	0.83		211

—		10.43	13.99	2,654	1.90	1.90	(0.98)		81
—		9.15	14.54 (h)	3,447	1.93	1.93	(0.05	)(h)	192
—		8.41	(15.98)	5,296	1.88	1.88	(0.32)		236
—		10.01	16.26	9,934	1.91	1.91	(0.28	)(i)	146
—		8.61	24.42	12,401	1.94	1.94	(0.11)		170
0.00	(j)	6.92	(38.90)	13,971	1.85	1.85	(0.03)		211

—		10.36	13.97	35,694	1.90	1.90	(0.97)		81
—		9.09	14.45 (h)	35,225	1.93	1.93	(0.02	)(h)	192
—		8.37	(15.96)	47,416	1.88	1.88	(0.32)		236
—		9.96	16.22	81,291	1.91	1.91	(0.23	)(i)	146
—		8.57	24.42	75,098	1.95	1.95	(0.14)		170
0.00	(j)	6.89	(38.85)	59,544	1.85	1.85	0.17		211

—		12.01	14.49	54,089	0.90	0.90	0.03		81
—		10.49	15.69 (h)	49,884	0.93	0.93	1.02	(h)	192
—		9.59	(15.16)	57,003	0.87	0.87	0.62		236
—		11.40	17.39	137,631	0.91	0.91	0.69	(i)	146
—		9.78	25.75	265,441	0.94	0.94	0.64		170
0.00	(j)	7.84	(38.28)	44,240	0.85	0.85	1.21		211

(g)	For the six months ended June 30, 2013 (Unaudited).
(h)	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $0.02, $(0.05), $(0.05) and $0.05 for Class A , Class B, Class C and Class Y shares, respectively, total returns would have been 14.81%, 13.83%, 13.86% and 14.96% for Class A , Class B, Class C and Class Y shares, respectively and the ratios of net investment income (loss) to average net assets would have been 0.21%, (0.56)%, (0.55)% and 0.47% for Class A , Class B, Class C and Class Y shares, respectively.
(i)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $0.02, $(0.05), $(0.05) and $0.05 for Class A, Class B, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been 0.23%, (0.53)%, (0.52)% and 0.48% for Class A, Class B, Class C and Class Y shares, respectively.
(j)	Effective June 2, 2008, redemption fees were eliminated.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions (b)
HARRIS ASSOCIATES LARGE CAP VALUE FUND
Class A
6/30/2013(g)	$16.09	$0.03		$2.48	$2.51	$—	$—	$—
12/31/2012	13.86	0.12		2.24	2.36	(0.13)	—	(0.13)
12/31/2011	14.17	0.08		(0.30)	(0.22)	(0.09)	—	(0.09)
12/31/2010	12.58	0.05		1.60	1.65	(0.06)	—	(0.06)
12/31/2009	8.77	0.05	(i)	3.81	3.86	(0.05)	—	(0.05)
12/31/2008	14.97	0.13		(6.20)	(6.07)	(0.13)	—	(0.13)
Class B
6/30/2013(g)	14.83	(0.04)		2.29	2.25	—	—	—
12/31/2012	12.76	(0.01)		2.08	2.07	—	—	—
12/31/2011	13.07	(0.03)		(0.28)	(0.31)	(0.00)	—	(0.00)
12/31/2010	11.65	(0.05)		1.48	1.43	(0.01)	—	(0.01)
12/31/2009	8.16	(0.02	)(i)	3.52	3.50	(0.01)	—	(0.01)
12/31/2008	13.84	0.03		(5.70)	(5.67)	(0.01)	—	(0.01)
Class C
6/30/2013(g)	14.75	(0.04)		2.29	2.25	—	—	—
12/31/2012	12.72	0.00		2.05	2.05	(0.02)	—	(0.02)
12/31/2011	13.02	(0.03)		(0.27)	(0.30)	(0.00)	—	(0.00)
12/31/2010	11.61	(0.05)		1.47	1.42	(0.01)	—	(0.01)
12/31/2009	8.13	(0.02	)(i)	3.51	3.49	(0.01)	—	(0.01)
12/31/2008	13.82	0.03		(5.69)	(5.66)	(0.03)	—	(0.03)
Class Y
6/30/2013(g)	16.63	0.05		2.58	2.63	—	—	—
12/31/2012	14.32	0.17		2.31	2.48	(0.17)	—	(0.17)
12/31/2011	14.65	0.12		(0.33)	(0.21)	(0.12)	—	(0.12)
12/31/2010	12.99	0.08		1.67	1.75	(0.09)	—	(0.09)
12/31/2009	9.05	0.08	(i)	3.93	4.01	(0.07)	—	(0.07)
12/31/2008	15.47	0.19		(6.42)	(6.23)	(0.19)	—	(0.19)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

51  |

				Ratios to Average Net Assets:

Increase from regulatory settlements (b)	Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)	Portfolio turnover rate (%)

$—	$18.60	15.60	$125,338	1.30		1.31		0.31	16
—	16.09	17.03	113,870	1.30		1.33		0.77	25
—	13.86	(1.56)	107,978	1.30	(h)	1.30	(h)	0.57	36
—	14.17	13.08	118,938	1.30		1.39		0.36	32
0.00	12.58	44.03	113,309	1.30		1.50		0.53	131
—	8.77	(40.45)	85,761	1.28		1.28		1.04	38

—	17.08	15.17	1,763	2.05		2.05		(0.45)	16
—	14.83	16.22	2,145	2.05		2.08		(0.04)	25
—	12.76	(2.34)	3,341	2.05	(h)	2.05	(h)	(0.21)	36
—	13.07	12.31	5,614	2.05		2.13		(0.40)	32
0.00	11.65	42.88	7,864	2.05		2.25		(0.22)	131
—	8.16	(40.87)	8,191	2.03		2.04		0.25	38

—	17.00	15.25	6,730	2.05		2.06		(0.44)	16
—	14.75	16.13	6,016	2.05		2.08		0.02	25
—	12.72	(2.28)	5,667	2.05	(h)	2.05	(h)	(0.19)	36
—	13.02	12.26	7,399	2.05		2.14		(0.39)	32
0.00	11.61	42.91	7,208	2.05		2.25		(0.22)	131
—	8.13	(40.90)	6,222	2.03		2.03		0.26	38

—	19.26	15.81	14,249	1.05		1.06		0.56	16
—	16.63	17.33	12,100	1.05		1.09		1.04	25
—	14.32	(1.40)	7,567	1.05	(h)	1.05	(h)	0.80	36
—	14.65	13.47	9,586	1.05		1.14		0.61	32
0.00	12.99	44.39	7,450	1.05		1.12		0.77	131
—	9.05	(40.18)	5,842	0.84		0.84		1.47	38

(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended June 30, 2013 (Unaudited).
(h)	Includes fee/expense recovery of 0.01%.
(i)	Includes a non-recurring dividend of $0.01 per share.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND
Class A
6/30/2013(f)	$9.89	$0.05	$(0.37)	$(0.32)	$(0.04)	$—	$(0.04)
12/31/2012(g)	10.00	(0.01)	(0.10)	(0.11)	—	—	—
Class C
6/30/2013(f)	9.89	0.01	(0.37)	(0.36)	(0.01)	—	(0.01)
12/31/2012(g)	10.00	(0.01)	(0.10)	(0.11)	—	—	—
Class Y
6/30/2013(f)	9.88	0.05	(0.34)	(0.29)	(0.06)	—	(0.06)
12/31/2012(g)	10.00	(0.01)	(0.11)	(0.12)	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended June 30, 2013 (Unaudited).
(g)	From commencement of operations on November 16, 2012 through December 31, 2012.
(h)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

53  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)		Gross expenses (%) (e)	Net investment income (loss) (%) (e)	Portfolio turnover rate (%)

$9.53	(3.22)	$643	0.80		1.67	1.04	13
9.89	(1.10)	1	2.19	(h)	2.23	(0.71)	0

9.52	(3.65)	1	1.55		1.70	0.13	13
9.89	(1.10)	1	2.20	(h)	2.24	(0.73)	0

9.53	(3.00)	19,534	0.55		1.03	1.11	13
9.88	(1.20)	14,827	2.33	(h)	2.37	(0.84)	0

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions
VAUGHAN NELSON SMALL CAP VALUE FUND
Class A
6/30/2013(g)	$18.97	$0.07	(h)	$3.06	$3.13	$(0.01)	$(0.51)	$(0.52)
12/31/2012	17.74	0.13	(i)	2.50	2.63	(0.14)	(1.26)	(1.40)
12/31/2011	22.69	0.10		(0.83)	(0.73)	(0.09)	(4.13)	(4.22)
12/31/2010	22.31	(0.01)		5.27	5.26	—	(4.90)	(4.90)
12/31/2009	17.42	0.05	(j)	4.88	4.93	(0.04)	—	(0.04)
12/31/2008	22.11	0.03		(4.69)	(4.66)	—	(0.03)	(0.03)
Class B
6/30/2013(g)	15.65	(0.00	)(h)	2.51	2.51	(0.01)	(0.51)	(0.52)
12/31/2012	14.84	(0.02	)(i)	2.09	2.07	—	(1.26)	(1.26)
12/31/2011	19.73	(0.07)		(0.69)	(0.76)	(0.00)	(4.13)	(4.13)
12/31/2010	20.06	(0.17)		4.72	4.55	—	(4.90)	(4.90)
12/31/2009	15.76	(0.09	)(j)	4.39	4.30	—	—	—
12/31/2008	20.15	(0.14)		(4.22)	(4.36)	—	(0.03)	(0.03)
Class C
6/30/2013(g)	15.64	0.00	(h)	2.51	2.51	(0.01)	(0.51)	(0.52)
12/31/2012	14.85	(0.01	)(i)	2.08	2.07	(0.02)	(1.26)	(1.28)
12/31/2011	19.74	(0.06)		(0.70)	(0.76)	—	(4.13)	(4.13)
12/31/2010	20.07	(0.16)		4.71	4.55	—	(4.90)	(4.90)
12/31/2009	15.76	(0.08	)(j)	4.39	4.31	—	—	—
12/31/2008	20.16	(0.13)		(4.24)	(4.37)	—	(0.03)	(0.03)
Class Y
6/30/2013(g)	19.24	0.11	(h)	3.10	3.21	(0.01)	(0.51)	(0.52)
12/31/2012	17.99	0.18	(i)	2.53	2.71	(0.20)	(1.26)	(1.46)
12/31/2011	22.96	0.15		(0.84)	(0.69)	(0.15)	(4.13)	(4.28)
12/31/2010	22.47	0.06		5.31	5.37	—	(4.90)	(4.90)
12/31/2009	17.55	0.12	(j)	4.90	5.02	(0.10)	—	(0.10)
12/31/2008	22.20	0.12		(4.74)	(4.62)	—	(0.03)	(0.03)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended June 30, 2013 (Unaudited).

See accompanying notes to financial statements.

55  |

							Ratios to Average Net Assets:
Increase from regulatory settlements	Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$—	$—		$21.58	16.63	(h)	$140,690	1.39		1.39		0.69	(h)	38
—	—		18.97	14.93	(i)	160,400	1.39		1.39		0.67	(i)	73
—	—		17.74	(3.77)		228,445	1.36		1.36		0.44		88
0.02	—		22.69	23.67		267,192	1.41		1.41		(0.03)		80
—	—		22.31	28.30		322,961	1.45		1.49		0.27		102
—	0.00	(k)	17.42	(21.11)		171,875	1.45		1.51		0.13		124

—	—		17.64	16.19	(h)	2,527	2.14		2.14		(0.05	)(h)	38
—	—		15.65	14.12	(i)	3,106	2.14		2.14		(0.14	)(i)	73
—	—		14.84	(4.51)		4,657	2.11		2.11		(0.38)		88
0.02	—		19.73	22.78		7,996	2.16		2.16		(0.78)		80
—	—		20.06	27.28		10,630	2.20		2.24		(0.56)		102
—	0.00	(k)	15.76	(21.67)		11,788	2.20		2.26		(0.78)		124

—	—		17.63	16.20	(h)	28,311	2.15		2.15		0.01	(h)	38
—	—		15.64	14.08	(i)	26,980	2.14		2.14		(0.07	)(i)	73
—	—		14.85	(4.51)		30,284	2.11		2.11		(0.33)		88
0.02	—		19.74	22.78		38,855	2.16		2.16		(0.76)		80
—	—		20.07	27.35		39,238	2.20		2.24		(0.48)		102
—	0.00	(k)	15.76	(21.71)		21,861	2.20		2.26		(0.68)		124

—	—		21.93	16.81	(h)	148,056	1.15		1.15		1.01	(h)	38
—	—		19.24	15.18	(i)	132,970	1.14		1.14		0.95	(i)	73
—	—		17.99	(3.54)		130,115	1.10		1.10		0.65		88
0.02	—		22.96	24.00		217,305	1.16		1.16		0.24		80
—	—		22.47	28.61		232,903	1.18	(l)	1.18	(l)	0.60		102
—	0.00	(k)	17.55	(20.81)		71,568	1.20		1.21		0.65		124

(h)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $0.01, $(0.06), $(0.06) and $0.03 for Class A, Class B, Class C and Class Y shares, respectively, total return would have been 16.25%, 15.79%, 15.80% and 16.39% for Class A, Class B, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been 0.07%, (0.73)%, (0.69)% and 0.32% for Class A, Class B, Class C and Class Y shares, respectively.
(i)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $0.04, $(0.09), $(0.08) and $0.10 for Class A , Class B, Class C and Class Y shares, respectively, total return would have been 14.42%, 13.64%, 13.52% and 14.73% for Class A, Class B, Class C and Class Y shares, respectively and the ratio of net investment income (loss) to average net assets would have been 0.22%, (0.56)%, (0.51)% and 0.50% for Class A, Class B, Class C and Class Y shares, respectively.
(j)	Includes a non-recurring dividend of $0.03 per share.
(k)	Effective June 2, 2008, redemption fees were eliminated.
(l)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Distributions from paid-in capital
VAUGHAN NELSON VALUE OPPORTUNITY FUND
Class A
6/30/2013(g)	$15.49	$0.00	(h)	$2.88	$2.88	$—	$(0.13)	$—
12/31/2012	13.83	0.15	(i)	2.05	2.20	(0.14)	(0.40)	—
12/31/2011	14.75	(0.01)		(0.39)	(0.40)	—	(0.52)	—
12/31/2010	12.46	0.08	(k)	2.36	2.44	(0.07)	(0.02)	(0.06)
12/31/2009	9.60	0.09		2.88	2.97	(0.04)	(0.07)	—
12/31/2008(l)	10.00	0.03		(0.41)	(0.38)	(0.02)	—	—
Class C
6/30/2013(g)	15.21	(0.05	)(h)	2.81	2.76	—	(0.13)	—
12/31/2012	13.60	0.04	(i)	2.01	2.05	(0.04)	(0.40)	—
12/31/2011	14.63	(0.12)		(0.39)	(0.51)	—	(0.52)	—
12/31/2010	12.39	(0.03	)(k)	2.36	2.33	(0.04)	(0.02)	(0.03)
12/31/2009	9.59	(0.02)		2.89	2.87	(0.00)	(0.07)	—
12/31/2008(l)	10.00	0.02		(0.41)	(0.39)	(0.02)	—	—
Class N
6/30/2013(m)	17.53	0.01		0.81	0.82	—	—	—
Class Y
6/30/2013(g)	15.57	0.03	(h)	2.88	2.91	—	(0.13)	—
12/31/2012	13.89	0.18	(i)	2.08	2.26	(0.18)	(0.40)	—
12/31/2011	14.80	0.03		(0.41)	(0.38)	(0.01)	(0.52)	—
12/31/2010	12.49	0.12	(k)	2.37	2.49	(0.09)	(0.02)	(0.07)
12/31/2009	9.60	0.10		2.90	3.00	(0.04)	(0.07)	—
12/31/2008(l)	10.00	0.03		(0.40)	(0.37)	(0.03)	—	—

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended June 30, 2013 (Unaudited).
(h)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $(0.01), $(0.07) and $0.01 for Class A, Class C and Class Y shares, respectively, total return would have been 18.51%, 18.06% and 18.67% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been (0.11)%, (0.76)% and 0.14% for Class A, Class C and Class Y shares, respectively.

See accompanying notes to financial statements.

57  |

					Ratios to Average Net Assets:
Total distributions	Net asset value, end of the period	Total return (%) (c)(d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$(0.13)	$18.24	18.63	(h)	$43,642	1.27		1.27		0.06	(h)	23
(0.54)	15.49	15.93	(i)	28,381	1.31		1.31		0.97	(i)	65
(0.52)	13.83	(2.71)		21,308	1.40	(j)	1.40	(j)	(0.07)		75
(0.15)	14.75	19.64		11,268	1.40		1.69		0.62	(k)	143
(0.11)	12.46	30.98		3,645	1.40		5.24		0.79		45
(0.02)	9.60	(3.75)		16	1.40		39.61		1.92		12

(0.13)	17.84	18.19	(h)	9,147	2.02		2.02		(0.64	)(h)	23
(0.44)	15.21	15.10	(i)	3,090	2.06		2.06		0.24	(i)	65
(0.52)	13.60	(3.48)		1,822	2.15	(j)	2.15	(j)	(0.83)		75
(0.09)	14.63	18.85		824	2.15		2.46		(0.23	)(k)	143
(0.07)	12.39	30.01		370	2.15		8.54		(0.14)		45
(0.02)	9.59	(3.90)		41	2.15		40.36		1.62		12

—	18.35	4.68		1	1.10		3.00		0.43		23

(0.13)	18.35	18.73	(h)	242,088	1.02		1.02		0.31	(h)	23
(0.58)	15.57	16.28	(i)	163,589	1.06		1.06		1.22	(i)	65
(0.53)	13.89	(2.53)		109,419	1.15	(j)	1.15	(j)	0.23		75
(0.18)	14.80	19.96		40,715	1.15		1.43		0.92	(k)	143
(0.11)	12.49	31.37		8,626	1.15		7.22		0.90		45
(0.03)	9.60	(3.74)		960	1.15		38.91		1.41		12

(i)	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $0.02, $(0.05), $(0.05) and $0.05 for Class A , Class B, Class C and Class Y shares, respectively, total returns would have been 14.81% ,13.83% , 13.86% and 14.96% for Class A , Class B, Class C and Class Y shares, respectively and the ratios of net investment income (loss) to average net assets would have been 0.21%, (0.56)%, (0.55)% and 0.47% for Class A , Class B, Class C and Class Y shares, respectively.
(j)	Includes fee/expense recovery of 0.01%.
(k)	Includes non-recurring dividends. Without this dividend, net investment income (loss) per share would have been $0.01, $(0.09) and $0.04 for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been 0.07%, (0.74)% and 0.34% for Class A, Class C and Class Y shares, respectively.
(l)	From commencement of operations on October 31, 2008 through December 31, 2008.
(m)	From commencement of Class operations on May 1, 2013 through June 30, 2013.

See accompanying notes to financial statements.

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Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

CGM Advisor Targeted Equity Fund (the “Targeted Equity Fund”)

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Harris Associates Large Cap Value Fund (the “Large Cap Value Fund”)

McDonnell Intermediate Municipal Bond Fund (the “Intermediate Municipal Bond Fund”)

Vaughan Nelson Value Opportunity Fund (the “Value Opportunity Fund”)

On February 14, 2013, there was a contribution to Intermediate Municipal Bond Fund by Natixis Global Asset Management, L.P. (“Natixis US”) of $5,000,000.

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Effective May 1, 2013, Value Opportunity Fund began offering Class N shares. Effective October 12, 2007, Class B shares of Targeted Equity Fund, Large Cap Value Fund and Small Cap Value Fund are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Effective July 31, 2009, the Small Cap Value Fund was closed to new investors. The Fund continues to offer Class A, Class C and Class Y shares to existing investors. The Fund, in its sole discretion, may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund.

Class A shares are sold with a maximum front-end sales charge of 5.75%, with the exception of Intermediate Municipal Bond Fund, which is sold with a maximum front-end sales charge of 3.50%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales

59  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees for Class N). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid prices may also be used to value debt and equity securities where an independent

|  60

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

Certain Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

d.  Federal and Foreign Income Taxes.  Each Trust treats each fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains

|  62

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, deferred Trustees’ fees, net operating losses, distribution redesignations, return of capital and capital gain distributions received and distributions in excess of current earnings. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and return of capital distributions received. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Targeted Equity Fund	$4,402,564	$23,606,187	$28,008,751
Large Cap Value Fund	1,044,791	—	1,044,791
Intermediate Municipal Bond Fund	—	—	—
Small Cap Value Fund	4,733,385	20,063,690	24,797,075
Value Opportunity Fund	4,894,888	1,954,524	6,849,412

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

As of December 31, 2012, the capital loss carryforwards and post-October losses were as follows:

	Targeted Equity Fund	Large Cap Value Fund	Intermediate Municipal Bond Fund	Small Cap Value Fund	Value Opportunity Fund
Capital loss carryforward:
Short-term:
Expires:
December 31, 2017	$—	$(5,297,011)	$—	$—	$—
December 31, 2018	—	(790,094)	—	—	—

Total capital loss carryforwards	$—	$(6,087,105)	$—	$—	$—

Post-October capital loss deferrals*	$(3,709,332)	$—	$—	$—	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

f.  Repurchase Agreements.  It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

g.  Delayed Delivery Commitments.  The Funds may purchase securities for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. When the Funds enter into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Funds’ commitment. No interest accrues to each Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2013, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

65  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013, at value:

Targeted Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$551,790,627	$—	$—	$551,790,627
Short-Term Investments	—	10,225,000	—	10,225,000

Total	$551,790,627	$10,225,000	$—	$562,015,627

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Large Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$141,792,153	$—	$—	$141,792,153
Short-Term Investments	—	6,875,538	—	6,875,538

Total	$141,792,153	$6,875,538	$—	$148,667,691

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$18,664,359	$—	$18,664,359
Short-Term Investments	—	1,498,947	—	1,498,947

Total	$—	$20,163,306	$—	$20,163,306

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$308,024,519	$—	$—	$308,024,519
Closed End Investment Companies	8,404,350	—	—	8,404,350
Short-Term Investments	—	5,510,996	—	5,510,996

Total	$316,428,869	$5,510,996	$—	$321,939,865

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Value Opportunity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$282,468,596	$—	$—	$282,468,596
Closed End Investment Companies	3,688,110	—	—	3,688,110
Short-Term Investments	—	8,699,203	—	8,699,203

Total	$286,156,706	$8,699,203	$—	$294,855,909

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended June 30, 2013, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Targeted Equity Fund	$448,968,644	$484,817,701
Large Cap Value Fund	22,400,276	30,115,982
Intermediate Municipal Bond Fund	7,502,067	2,348,142
Small Cap Value Fund	121,267,647	174,853,761
Value Opportunity Fund	116,163,189	55,703,231

5. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to each Fund except the Targeted Equity Fund. Capital Growth Management

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Limited Partnership (“CGM”) is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $300 million	Next $500 million	Next $1 billion	Over $2 billion
Targeted Equity Fund	0.75%	0.70%	0.65%	0.65%	0.60%
Large Cap Value Fund	0.70%	0.65%	0.60%	0.60%	0.60%
Intermediate Municipal Bond Fund	0.40%	0.40%	0.40%	0.40%	0.40%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%
Value Opportunity Fund	0.80%	0.80%	0.80%	0.80%	0.80%

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

Large Cap Value Fund	Harris Associates L.P. (“Harris”)
Intermediate Municipal Bond Fund	McDonnell Investment Management, LLC (“McDonnell”)
Small Cap Value Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Value Opportunity Fund	Vaughan Nelson

Payments to NGAM Advisors are reduced by the amount of payments to the subadvisers.

NGAM Advisors has given binding undertakings to certain Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until April 30, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Large Cap Value Fund	1.30%	2.05%	2.05%	—	1.05%
Intermediate Municipal Bond Fund	0.80%	—	1.55%	—	0.55%
Small Cap Value Fund	1.45%	2.20%	2.20%	—	1.20%
Value Opportunity Fund	1.40%	—	2.15%	1.10%	1.15%

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

NGAM Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2013, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Targeted Equity Fund	$2,012,254	$—	$2,012,254	0.71%	0.71%
Large Cap Value Fund	502,298	5,913	496,385	0.70%	0.69%
Intermediate Municipal Bond Fund	37,326	37,326	—	0.40%	—
Small Cap Value Fund	1,476,452	—	1,476,452	0.90%	0.90%
Value Opportunity Fund	981,855	—	981,855	0.80%	0.80%

[1]	Management fee waivers are subject to possible recovery until December 31, 2014.

For the six months ended June 30, 2013, expenses have been reimbursed as follows:

Fund	Reimbursement[2]
Intermediate Municipal Bond Fund	$7,280

For the period ended June 30, 2013 class specific expenses have been reimbursed as follows:

Reimbursement[2]
Fund	Class N
Value Opportunity Fund	$3

[2]	Expense reimbursements are subject to possible recovery until December 31, 2014.

No expenses were recovered for any of the Funds during the six months ended June 30, 2013 under the terms of the expense limitation agreements.

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, CGM, Harris, McDonnell and Vaughan Nelson are subsidiaries of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution

69  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended June 30, 2013, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Targeted Equity Fund	$590,186	$3,886	$45,894	$11,658	$137,683
Large Cap Value Fund	152,253	2,456	8,071	7,368	24,214
Intermediate Municipal Bond Fund	52	—	1	—	4
Small Cap Value Fund	191,957	3,524	34,762	10,571	104,286
Value Opportunity Fund	46,656	—	6,791	—	20,374

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575%

|  70

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2013, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Targeted Equity Fund	$124,849
Large Cap Value Fund	31,670
Intermediate Municipal Bond Fund	4,119
Small Cap Value Fund	72,414
Value Opportunity Fund	54,161

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were the following:

Fund	Sub-Transfer Agent Fees
Targeted Equity Fund	$104,935
Large Cap Value Fund	27,118
Intermediate Municipal Bond Fund	8
Small Cap Value Fund	148,707
Value Opportunity Fund	97,624

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

As of June 30, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
Targeted Equity Fund	$2,675
Large Cap Value Fund	623
Small Cap Value Fund	3,724
Value Opportunity Fund	2,508

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2013, were as follows:

Fund	Commissions
Targeted Equity Fund	$64,794
Large Cap Value Fund	15,490
Small Cap Value Fund	12,226
Value Opportunity Fund	28,794

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees on the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  At June 30, 2013, Natixis US held shares of Intermediate Municipal Bond Fund and Value Opportunity Fund representing 95.16% and less than 0.01% of the Fund’s net assets, respectively. Investment activities of affiliated shareholders could have material impacts on the Funds.

6.  Class-Specific Expenses.  For the period from May 1, 2013 through June 30, 2013, Value Opportunity Fund incurred the following class-specific expenses:

Class N
Transfer Agent Fees and Expenses	$3

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

During the six months ended June 30, 2013, Small Cap Value Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $20,519,304 at a weighted average interest rate of 1.42%. Interest expense incurred was $2,428.

8.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of

73  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Operations. For the six months ended June 30, 2013, amounts rebated under these agreements were as follows:

Fund	Rebates
Targeted Equity Fund	$125,488

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2013, based on management’s evaluation of the shareholder account base, certain Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of > 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership		Total Percentage of Ownership
Large Cap Value Fund	1	6.79%	—		6.79%
Intermediate Municipal Bond Fund	—	—	95.16%		95.16%
Small Cap Value Fund	1	8.30%	—		8.30%
Value Opportunity Fund	1	12.99%	0.00	%*	12.99%

Omnibus shareholders accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

*	Represents less than 0.01%.

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Targeted Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	863,753	$9,804,096	1,244,172	$12,681,069
Issued in connection with the reinvestment of distributions	367	4,097	2,186,579	22,106,299
Redeemed	(3,707,401)	(42,549,481)	(14,333,293)	(145,957,912)

Net change	(2,843,281)	$(32,741,288)	(10,902,542)	$(111,170,544)

Class B
Issued from the sale of shares	1,790	$18,588	11,137	$102,054
Issued in connection with the reinvestment of distributions	10	96	17,902	161,835
Redeemed	(124,055)	(1,263,097)	(282,048)	(2,571,222)

Net change	(122,255)	$(1,244,413)	(253,009)	$(2,307,333)

Class C
Issued from the sale of shares	140,860	$1,390,532	354,260	$3,184,715
Issued in connection with the reinvestment of distributions	24	234	128,372	1,154,067
Redeemed	(570,741)	(5,742,385)	(2,275,351)	(20,591,593)

Net change	(429,857)	$(4,351,619)	(1,792,719)	$(16,252,811)

Class Y
Issued from the sale of shares	559,783	$6,595,431	2,271,561	$24,317,133
Issued in connection with the reinvestment of distributions	27	315	177,324	1,838,849
Redeemed	(813,779)	(9,528,412)	(3,636,450)	(37,293,303)

Net change	(253,969)	$(2,932,666)	(1,187,565)	$(11,137,321)

Increase (decrease) from capital share transactions	(3,649,362)	$(41,269,986)	(14,135,835)	$(140,868,009)

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10. Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Large Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	215,583	$3,807,711	571,312	$8,808,474
Issued in connection with the reinvestment of distributions	—	—	48,834	781,803
Redeemed	(557,035)	(9,938,151)	(1,333,266)	(20,652,590)

Net change	(341,452)	$(6,130,440)	(713,120)	$(11,062,313)

Class B
Issued from the sale of shares	465	$7,526	5,514	$79,569
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(41,901)	(684,180)	(122,644)	(1,722,972)

Net change	(41,436)	$(676,654)	(117,130)	$(1,643,403)

Class C
Issued from the sale of shares	13,146	$213,754	44,036	$614,371
Issued in connection with the reinvestment of distributions	—	—	374	5,481
Redeemed	(25,037)	(404,478)	(82,147)	(1,165,567)

Net change	(11,891)	$(190,724)	(37,737)	$(545,715)

Class Y
Issued from the sale of shares	104,098	$1,933,158	446,523	$7,104,087
Issued in connection with the reinvestment of distributions	—	—	6,927	114,635
Redeemed	(91,739)	(1,691,684)	(254,239)	(4,048,313)

Net change	12,359	$241,474	199,211	$3,170,409

Increase (decrease) from capital share transactions	(382,420)	$(6,756,344)	(668,776)	$(10,081,022)

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Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10. Capital Shares (continued).

	Six Months Ended June 30, 2013			Period Ended December 31, 2012*
Intermediate Municipal Bond Fund	Shares		Amount	Shares	Amount
Class A
Issued from the sale of shares	67,403		$638,114	100	$1,000
Issued in connection with the reinvestment of distributions	15		148	—	—
Redeemed	—		—	—	—

Net change	67,418		$638,262	100	$1,000

Class C
Issued from the sale of shares	—		$—	100	$1,000
Issued in connection with the reinvestment of distributions	0	**	1	—	—
Redeemed	—		—	—	—

Net change	0	**	$1	100	$1,000

Class Y
Issued from the sale of shares	540,837		$5,343,532	1,500,000	$15,000,000
Issued in connection with the reinvestment of distributions	10,502		103,023	—	—
Redeemed	(612)		(6,074)	—	—

Net change	550,727		$5,440,481	1,500,000	$15,000,000

Increase (decrease) from capital share transactions	618,145		$6,078,744	1,500,200	$15,002,000

*	From commencement of operations on November 16, 2012 through December 31, 2012.
**	Amount rounds to less than one share.

77  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10. Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	322,519	$6,644,444	905,472	$16,716,388
Issued in connection with the reinvestment of distributions	142,492	2,899,708	438,554	8,273,160
Redeemed	(2,401,861)	(49,700,156)	(5,765,681)	(110,211,901)

Net change	(1,936,850)	$(40,156,004)	(4,421,655)	$(85,222,353)

Class B
Issued from the sale of shares	5,685	$97,505	16,274	$256,874
Issued in connection with the reinvestment of distributions	4,964	82,704	16,395	255,633
Redeemed	(65,848)	(1,123,746)	(147,930)	(2,337,894)

Net change	(55,199)	$(943,537)	(115,261)	$(1,825,387)

Class C
Issued from the sale of shares	41,762	$705,181	87,893	$1,380,808
Issued in connection with the reinvestment of distributions	37,204	619,443	100,469	1,566,065
Redeemed	(198,268)	(3,353,284)	(502,562)	(7,960,221)

Net change	(119,302)	$(2,028,660)	(314,200)	$(5,013,348)

Class Y
Issued from the sale of shares	524,253	$10,815,886	1,264,819	$24,842,034
Issued in connection with the reinvestment of distributions	128,844	2,663,194	390,474	7,473,169
Redeemed	(810,942)	(17,063,191)	(1,978,724)	(38,272,158)

Net change	(157,845)	$(3,584,111)	(323,431)	$(5,956,955)

Increase (decrease) from capital share transactions	(2,269,196)	$(46,712,312)	(5,174,547)	$(98,018,043)

|  78

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

10. Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Value Opportunity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	842,036	$14,684,897	1,004,548	$15,213,332
Issued in connection with the reinvestment of distributions	16,230	280,293	61,029	941,234
Redeemed	(297,227)	(5,299,319)	(774,396)	(11,761,310)

Net change	561,039	$9,665,871	291,181	$4,393,256

Class C
Issued from the sale of shares	339,598	$5,913,903	126,208	$1,867,002
Issued in connection with the reinvestment of distributions	2,170	36,723	5,492	83,139
Redeemed	(32,088)	(541,953)	(62,517)	(925,300)

Net change	309,680	$5,408,673	69,183	$1,024,841

Class N*
Issued from the sale of shares	57	$1,000	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	—	—

Net change	57	$1,000	—	$—

Class Y
Issued from the sale of shares	3,936,272	$69,227,136	5,743,517	$87,929,210
Issued in connection with the reinvestment of distributions	68,650	1,192,452	280,268	4,346,477
Redeemed	(1,320,552)	(22,934,306)	(3,392,058)	(51,285,742)

Net change	2,684,370	$47,485,282	2,631,727	$40,989,945

Increase (decrease) from capital share transactions	3,555,146	$62,560,826	2,992,091	$46,408,042

*	From commencement of Class operations on May 1, 2013 through June 30, 2013.

11.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trusts was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trusts. The results of the shareholder vote were as follows:

Natixis Funds Trust I

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	155,355,305	2,570,091
Edmond J. English	155,184,008	2,741,388
David L. Giunta	155,338,710	2,586,686
Martin T. Meehan	155,091,993	2,833,403

79  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Natixis Funds Trust II

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	291,855,929	2,801,135
Edmond J. English	291,834,727	2,822,337
David L. Giunta	291,783,730	2,873,334
Martin T. Meehan	291,791,315	2,865,749

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trusts: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

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Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: September 5, 2013

By:	/s/ Michael C. Kardok
Name: Michael C. Kardok
Title: Treasurer
Date: September 5, 2013